   As filed with the Securities and Exchange Commission on February 12, 2002

                                              1933 Act Registration No. 33-57340
                                              1940 Act Registration No. 811-7452

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.
                                 ------                              ------


     Post-Effective Amendment No.  22                                  X
                                 ------                              ------

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

     Amendment No.   22                                                X
                   -------                                           -----


                        (Check appropriate box or boxes.)

                          AIM VARIABLE INSURANCE FUNDS
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              11 Greenway Plaza, Suite 100, Houston, TX   77046-1173
              ------------------------------------------------------
               (Address of Principal Executive Offices)   (Zip Code)

Registrant's Telephone Number, including Area Code    (713) 626-1919
                                                   --------------------

                                Robert H. Graham
              11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
              ----------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                            Nancy L. Martin, Esquire
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                            Houston, Texas 77046-1173

Approximate Date of Proposed Public Offering:                       Continuous

It is proposed that this filing will become effective (check appropriate box)

           immediately upon filing pursuant to paragraph (b) on (date) pursuant ---- to paragraph (b)

      X    60 days after filing pursuant to paragraph (a)(1) on (date)
     ----  pursuant to paragraph (a)(1)

           75 days after filing pursuant to paragraph (a)(2)
     ----
           on (date) pursuant to paragraph (a)(2) of Rule 485.
     ----

If appropriate, check the following:

           This post-effective amendment designates a new effective date for a ----- previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of Beneficial Interest

      AIM VARIABLE INSURANCE
      FUNDS
      --------------------------------------------------------------------------
                                                     AIM--Registered Trademark--

      Series I Shares

      AIM V.I. Aggressive Growth Fund
      AIM V.I. Balanced Fund

      AIM V.I. Basic Value Fund

      AIM V.I. Blue Chip Fund
      AIM V.I. Capital Appreciation Fund
      AIM V.I. Capital Development Fund

      AIM V.I. Core Equity Fund

      AIM V.I. Dent Demographic Trends Fund
      AIM V.I. Diversified Income Fund
      AIM V.I. Global Utilities Fund
      AIM V.I. Government Securities Fund
      AIM V.I. Growth Fund
      AIM V.I. High Yield Fund

      AIM V.I. International Growth Fund
      AIM V.I. Mid Cap Core Equity Fund

      AIM V.I. Money Market Fund
      AIM V.I. New Technology Fund

      AIM V.I. Premier Equity Fund



      Shares of the funds are currently offered only to insurance company separate accounts. The investment objective(s) of each fund are described under the heading "Investment Objectives and Strategies."


      PROSPECTUS

      MAY 1, 2002



                                     This prospectus contains important
                                     information about the Series I class
                                     shares ("Series I shares") of each
                                     fund. Please read it before
                                     investing and keep it for future
                                     reference.


                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this Prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     There can be no assurance that the
                                     AIM V.I. Money Market Fund will be
                                     able to maintain a stable net asset
                                     value of $1.00 per share.

                                     Investments in the funds:
                                        - are not FDIC insured;
                                        - may lose value; and
                                        - are not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                            INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------



INVESTMENT OBJECTIVES AND STRATEGIES          1
------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUNDS     6
------------------------------------------------

PERFORMANCE INFORMATION                      10

Annual Total Returns                         18

Performance Tables                           18

FUND MANAGEMENT                              23
------------------------------------------------

The Advisors                                 23

Advisor Compensation                         23

Portfolio Managers                           23

OTHER INFORMATION                            26
------------------------------------------------

Purchase and Redemption of Shares            26

Pricing of Shares                            26

Taxes                                        26

Dividends and Distributions                  26

Share Classes                                26

Future Fund Closure                          26

FINANCIAL HIGHLIGHTS                         27
------------------------------------------------

OBTAINING ADDITIONAL INFORMATION     Back Cover
------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------


The investment objective(s) and policies of each fund may be changed by the Board of Trustees without shareholder approval. Any percentage limitations with respect to assets of a fund are applied at the time of purchase.


AIM V.I. AGGRESSIVE GROWTH FUND

The fund's investment objective is to achieve long-term growth of capital.

  The fund seeks to meet its objective by investing primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small- and medium-sized companies whose earnings the fund's portfolio managers expect to grow more than 15% per year. The fund may also invest up to 25% of its total assets in foreign securities.

  The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

AIM V.I. BALANCED FUND

The fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital.


  The fund seeks to meet its objective by investing in a broadly diversified portfolio of common stocks, preferred stocks, convertible securities and bonds. The fund normally invests a minimum of 30% and a maximum of 70% of its total assets in equity securities and a minimum of 30% and a maximum of 70% of its total assets in non-convertible debt securities. The fund may also invest up to 25% of its total assets in convertible securities. The fund may also invest up to 25% of its total assets in foreign securities.


  In selecting the percentages of assets to be invested in equity or debt securities, the portfolio managers consider such factors as general market and economic conditions, as well as trends, yields, interest rates and changes in fiscal and monetary policies. The portfolio managers will primarily purchase equity securities for growth of capital and debt securities for income purposes. However, the portfolio managers will focus on companies whose securities have the potential for both growth of capital and income generation. The portfolio managers consider whether to sell a particular security when they believe that security no longer has that potential.

AIM V.I. BASIC VALUE FUND


The fund's investment objective is long-term growth of capital.



  The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors.



  The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities.



  In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.


AIM V.I. BLUE CHIP FUND

The fund's primary investment objective is long-term growth of capital with a secondary objective of current income.


  The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets in blue chip companies. The fund considers a blue chip company to be [large and medium sized companies (i.e., companies which fall in the largest 85% of market capitalization of publicly traded companies listed in the United States) with leading market positions and which possess strong financial characteristics, as described below:



- Market characteristics--Companies, which occupy (or in AIM's judgment have the potential to occupy) leading market positions that are expected to be maintained or enhanced over time. Market leaders can be identified within an industry as those companies which have (i) superior growth prospects compared with other companies in the same industry; (ii) possession of proprietary technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.



- Financial characteristics--Companies that possess at least one of the following attributes: (i) faster earnings growth than its competitors and the market in general; (ii) higher profit margins relative to its competitors;
  (iii) strong cash flow relative to its competitors; and/or (iv) a balance sheet with relatively low debt and a high return on equity relative to its competitors].



  In complying with the 80% requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and ADRs. The portfolio managers con-

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


sider whether to sell a particular security when they believe the security no longer has that potential. The fund may invest in United States government securities and high-quality debt securities when the portfolio managers believe securities other than marketable equity securities offer the opportunity for long-term growth of capital and current income. The fund may also invest up to 25% of its total assets in foreign securities.


AIM V.I. CAPITAL APPRECIATION FUND

The fund's investment objective is growth of capital.

  The fund seeks to meet its objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes. The fund may also invest up to 25% of its total assets in foreign securities.

AIM V.I. CAPITAL DEVELOPMENT FUND

The fund's investment objective is long-term growth of capital.

  The fund seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. The fund may also invest up to 25% of its total assets in foreign securities.

  Among factors which the portfolio managers may consider when purchasing these securities are: (1) the growth prospects for a company's products; (2) the economic outlook for its industry; (3) a company's new product development; (4) its operating management capabilities; (5) the relationship between the price of the security and its estimated fundamental value; (6) relevant market, economic and political environments; and (7) financial characteristics, such as balance sheet analysis and return on assets. The portfolio managers consider whether to sell a particular security when any one of these factors materially changes.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.


AIM V.I. CORE EQUITY FUND (FORMERLY, AIM V.I. GROWTH AND INCOME FUND)



The fund's primary investment objective is growth of capital with a secondary objective of current income.



  The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings and dividends. In complying with this 80% requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and ADRs. The fund may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the fund may hold a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds, or high-quality debt instruments.


AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

The fund's investment objective is long-term growth of capital.

  The fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. The fund may also invest up to 25% of its total assets in foreign securities.

  The portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

AIM V.I. DIVERSIFIED INCOME FUND

The fund's investment objective is to achieve a high level of current income.

  The fund seeks to meet its objective by investing primarily in (1) domestic and foreign corporate debt securities; (2) U.S. Government securities, including U.S. Government agency mortgage-backed securities; (3) securities issued by foreign governments, their agencies or instrumentalities; and (4) lower-quality debt securities, i.e., "junk bonds," of U.S. and foreign companies. The fund's assets will normally be invested in each of these four sectors, however, the fund may invest up to 100% of its total assets in U.S. Government securities.


  The fund may invest up to 50% of its total assets in foreign securities, including securities of issuers located in developing countries. Developing countries are those countries that are in the initial stages of their industrial cycles. The fund may invest up to 25% of its total assets in government securities of any one foreign country. The fund may also invest up to 10% of its total assets in equity securities and convertible debt securities of U.S. and foreign companies. The fund may invest in debt obligations issued by certain supranational entities, such as the World Bank.


  The portfolio managers focus on securities that they believe have favorable prospects for current income, whether denominated in the U.S. dollar or in other currencies. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


AIM V.I. GLOBAL UTILITIES FUND

The fund's investment objective is to achieve a high total return.


  The fund seeks to meet its objective by investing, normally, at least 80% of its net assets in domestic and foreign public utility companies. Public utility companies include companies that produce or supply electricity, natural gas, water, sanitary services, and telephone or telegraph, cable, satellite or other communication or information transmission services, as well as holding companies which derive at least 40% of their revenues from utility-related activities and companies that provide advanced technologies for use by the utilities industry. In complying with the 80% requirement, the fund will invest primarily in marketable equity securities, including convertible securities, and debt securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, which may include warrants, futures, options, exchange-traded funds and ADRs. The fund may also invest in non-utility securities, but generally will invest in securities of companies that derive revenues from utility-related activities such as providing services, equipment or fuel sources to utilities. Such companies may include those that provide maintenance services to electric, telephone or natural gas utilities, companies that provide energy sources such as coal or uranium, fuel service and equipment companies, companies that provide pollution control for water utilities, and companies that build pipelines or turbines which help produce electricity.



  The fund may invest up to 80% of its total assets in foreign securities, including securities of issuers located in developing countries. Developing countries are those countries that are in the initial stages of their industrial cycles. The fund will normally invest in the securities of companies located in at least four different countries, including the United States. The fund may invest a significant amount of its assets in the securities of U.S. issuers. The fund may invest up to 25% of its total assets in convertible securities. The fund may also invest up to 25% of its total assets in non-convertible bonds. The fund may invest up to 10% of its total assets in lower-quality debt securities, i.e., "junk bonds."


  The fund is a non-diversified portfolio. With respect to 50% of its total assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer. The portfolio managers focus on securities that have favorable prospects for high total return. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions the fund may invest up to 100% of its total assets in securities of U.S. issuers.

AIM V.I. GOVERNMENT SECURITIES FUND

The fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.


  The fund seeks to meet its objective by investing, normally, at least 80% of its net assets in debt securities issued, guaranteed or otherwise backed by the U.S. Government. In complying with the 80% requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, including: (1) U.S. Treasury obligations, and
(2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The fund intends to maintain a dollar-weighted average portfolio maturity of between three and ten years. The fund may invest in high-coupon U.S. Government agency mortgage-backed securities, which consist of interests in underlying mortgages with maturities of up to thirty years. The fund may also invest up to 20% of its net assets in foreign securities.


  The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concern for safety of principal. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

AIM V.I. GROWTH FUND

The fund's investment objective is to seek growth of capital.

  The fund seeks to meet its objective by investing principally in seasoned and better capitalized companies considered to have strong earnings momentum. The fund may also invest up to 25% of its total assets in foreign securities.

  The portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

AIM V.I. HIGH YIELD FUND

The fund's investment objective is to achieve a high level of current income.


  The fund seeks to meet its objective by investing, normally, at least 80% of its net assets in non-investment grade debt securities, i.e., "junk bonds". The fund considers a bond to be a junk bond if it is rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's. The fund will invest principally in junk bonds rated B or above by Moody's Investors Services, Inc. or Standard & Poor's Rating Services or deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities. In complying with the 80% requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


investments that have economic characteristics similar to the fund's direct investments, which may include futures and options.


  Although the portfolio managers focus on debt securities that they believe have favorable prospects for high current income, they also consider the possibility of growth of capital of the security. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.


AIM V.I. INTERNATIONAL GROWTH FUND (FORMERLY, AIM V.I. INTERNATIONAL EQUITY
FUND)


The fund's investment objective is to provide long-term growth of capital.

  The fund seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The fund intends to invest at least 70% of its total assets in marketable equity securities of foreign companies that are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. The fund will normally invest in companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The fund may invest up to 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies.

  The portfolio managers focus on companies that have experienced above-average, long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.


AIM V.I. MID CAP CORE EQUITY FUND (FORMERLY, AIM V.I. MID CAP EQUITY FUND)



The fund's investment objective is long-term growth of capital.



  The fund seeks to meet its objective by investing, normally, at least 80% of its net assets in equity securities, including convertible securities, of mid-cap companies. The fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the range of market capitalizations of companies, based on the trailing 12-month average, included in the Russell Midcap--Registered Trademark-- Index. In complying with the 80% requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, which may include warrants, futures, options, exchange-traded funds and ADRs.



  The fund may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges or in investment-grade debt securities. The Fund may also invest up to 25% of its total assets in foreign securities.



  In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially change.


AIM V.I. MONEY MARKET FUND

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  The fund seeks to meet its objective by investing only in high-quality U.S. dollar-denominated short-term obligations, including:

- securities issued by the U.S. Government or its agencies

- foreign government obligations

- bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks

- repurchase agreements

- commercial paper

- taxable municipal securities

- master notes

- cash equivalents

  The fund may invest up to 50% of its total assets in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 100% of its total assets in obligations issued by banks.

  The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

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                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


AIM V.I. NEW TECHNOLOGY FUND (FORMERLY, AIM V.I. TELECOMMUNICATIONS AND TECHNOLOGY FUND)

The fund's investment objective is long-term growth of capital.


  The fund seeks to meet its objective by investing, normally, at least 80% of its net assets in technology and science companies that the portfolio managers believe are likely to benefit from new or innovative products, services or processes. Such companies include those that develop, manufacture, or sell computer and electronic components and equipment, software, semiconductors, Internet technology, communications services and equipment, mobile communications, broadcasting, healthcare and medical technology, and biotechnology and medical devices. In complying with the 80% requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, which may include warrants, futures, options, exchange-traded funds and ADRs. While the fund will invest without regard to market capitalization, the fund expects to invest a significant portion of its assets in securities of small cap companies. Under normal conditions, the top 10 holdings may comprise up to one third of the fund's total assets. The fund may also invest up to 25% of its total assets in foreign securities.


  In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research; product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment.


AIM V.I. PREMIER EQUITY FUND (FORMERLY, AIM V.I. VALUE FUND)


The fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.


  The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets in equity securities, including convertible securities. In complying with the 80% requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and ADRs. The fund also may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund also may invest up to 25% of its total assets in foreign securities.


  The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities; and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.

ALL FUNDS (EXCEPT AIM V.I. MONEY MARKET FUND)


In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each fund may temporarily hold all or a portion of its assets in cash or liquid assets.



  A larger cash position or liquid assets could also detract from the achievement of the funds' objective(s), but could also reduce the funds' exposure in the event of a market downturn.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------


AIM V.I. AGGRESSIVE GROWTH FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

AIM V.I. BALANCED FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

  The values of convertible securities in which the fund invests may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

AIM V.I. BASIC VALUE FUND


  There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities in the fund at a desirable price.


AIM V.I. BLUE CHIP FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. CAPITAL APPRECIATION FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

AIM V.I. CAPITAL DEVELOPMENT FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities in the fund at a desirable price.


AIM V.I. CORE EQUITY FUND



There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.


AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

  The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

AIM V.I. DIVERSIFIED INCOME FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases may cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to this risk than are higher-quality bonds. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.

  Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

  U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium, which means that a faster principal prepayment rate than expected will reduce both the market value of and income from such securities.

  The prices of equity securities fluctuate in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. GLOBAL UTILITIES FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

  The value of the fund's shares is particularly vulnerable to factors affecting the utility company industry, such as substantial economic, operational, competitive, or regulatory changes. Such changes may, among other things, increase compliance costs or the costs of doing business. In addition, increases in fuel, energy and other prices have historically limited the growth potential of utility companies. Because the fund focuses its investments in the public utility industry, the value of your shares may rise and fall more than the value of shares of a fund that invests more broadly.

  Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. The value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

AIM V.I. GOVERNMENT SECURITIES FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The prices of high-coupon U.S. Government agency mortgage-backed securities fall more slowly when interest rates rise than do prices of other fixed-rate securities. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.

  High-coupon U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium. If the securities experience a faster principal prepayment rate than expected, both the market value of, and income from, such securities will decrease.

AIM V.I. GROWTH FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.


AIM V.I. HIGH YIELD FUND


There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. Junk bonds are less sensitive to this risk than are higher-quality bonds.

  Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic growth developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.


AIM V.I. INTERNATIONAL GROWTH FUND



There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.



AIM V.I. MID CAP CORE EQUITY FUND



There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.



AIM V.I. MONEY MARKET FUND


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- interest rates could rise sharply, causing the value of the fund's securities, and share price, to drop

- any of the fund's holdings could have its credit rating downgraded or could default

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries

- the risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest.

AIM V.I. NEW TECHNOLOGY FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since many equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

  Because the fund focuses its investments in the technology and science industries, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

  The value of the fund's shares is particularly vulnerable to factors affecting the technology and science industries, such as substantial government regulations and the need for governmental approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology and science industries and the value of your shares include rapid obsolescence of products and services, short product cycles, and aggressive pricing. Many technology and science companies are small and at an early state of development and, therefore, may be subject to risks such as limited product lines, markets, and financial and managerial resources.

  The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  Because a large percentage of the fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the fund.


  The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may decrease the fund's total return.



AIM V.I. PREMIER EQUITY FUND


There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

ALL FUNDS (EXCEPT AIM V.I. MONEY MARKET FUND)

The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


  To the extent the funds hold cash or liquid assets rather than equity securities, the funds may not achieve their investment objective(s).


ALL FUNDS

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar charts and tables shown below provide an indication of the risks of investing in each fund. A fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar charts and performance tables shown below do not reflect charges at the separate account level. If they did, the performance shown would be lower.



  SEC Rules do not allow us to provide a bar chart and performance table for funds that do not have at least a full calendar year of performance.



ANNUAL TOTAL RETURNS



AIM V.I. AGGRESSIVE GROWTH FUND
-------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1999....................................   44.67%
2000....................................    2.60%
2001....................................  -26.06%



  During the periods shown in the bar chart, the highest quarterly return was 29.55% (quarter ended December 31, 1999) and the lowest quarterly return was -24.54% (quarter ended September 30, 2001).



AIM V.I. BALANCED FUND
-------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1999....................................   19.31%
2000....................................   -4.20%
2001....................................  -11.42%



  During the periods shown in the bar chart, the highest quarterly return was 15.67% (quarter ended December 31, 1999) and the lowest quarterly return was -11.97% (quarter ended September 30, 2001).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


AIM V.I. BLUE CHIP FUND
--------------------------------------------------------------------------------



The following bar chart shows changes in the performance of the fund's shares from year to year.


                                    [GRAPH]

                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
2000....................................   -8.18%
2001....................................  -22.54%


  During the periods shown in the bar chart, the highest quarterly return was 12.52% (quarter ended December 31, 2001) and the lowest quarterly return was -19.83% (quarter ended March 31, 2001).



AIM V.I. CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]

                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1994....................................    2.50%
1995....................................   35.69%
1996....................................   17.58%
1997....................................   13.50%
1998....................................   19.30%
1999....................................   44.61%
2000....................................  -10.91%
2001....................................  -23.28%


  During the periods shown in the bar chart, the highest quarterly return was 35.78% (quarter ended December 31, 1999) and the lowest quarterly return was -23.09% (quarter ended September 30, 2001).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


AIM V.I. CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1999....................................  29.10%
2000....................................   9.25%
2001....................................  -8.08%



  During the periods shown in the bar chart, the highest quarterly return was 29.66% (quarter ended December 31, 1999) and the lowest quarterly return was 19.39% (quarter ended September 30, 2001).



AIM V.I. CORE EQUITY FUND
--------------------------------------------------------------------------------



The following bar chart shows changes in the performance of the fund's shares from year to year.


                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1995....................................   33.86%
1996....................................   19.94%
1997....................................   25.72%
1998....................................   27.68%
1999....................................   34.25%
2000....................................  -14.56%
2001....................................  -22.83%



  During the periods shown in the bar chart, the highest quarterly return was 26.48% (quarter ended December 31, 1998) and the lowest quarterly return was -21.54% (quarter ended September 30, 2001).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
--------------------------------------------------------------------------------



The following bar chart shows changes in the performance of the fund's shares from year to year.


                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
2000....................................  -17.90%
2001....................................  -31.91%



  During the periods shown in the bar chart, the highest quarterly return was 23.67% (quarter ended December 31, 2001) and the lowest quarterly return was -31.55% (quarter ended March 31, 2001).



AIM V.I. DIVERSIFIED INCOME FUND
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1994....................................  -5.07%
1995....................................  19.02%
1996....................................  10.19%
1997....................................   9.39%
1998....................................   3.58%
1999....................................  -1.92%
2000....................................   0.69%
2001....................................   3.59%



  During the periods shown in the bar chart, the highest quarterly return was 5.54% (quarter ended June 30, 1995) and the lowest quarterly return was -3.16% (quarter ended March 31, 1994).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


AIM V.I. GLOBAL UTILITIES FUND
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1995....................................   26.74%
1996....................................   12.07%
1997....................................   21.63%
1998....................................   16.49%
1999....................................   33.56%
2000....................................   -2.28%
2001....................................  -27.93%



  During the periods shown in the bar chart, the highest quarterly return was 25.88% (quarter ended December 31, 1999) and the lowest quarterly return was -15.76% (quarter ended September 30, 2001).



AIM V.I. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1994....................................   -3.73%
1995....................................   15.56%
1996....................................    2.29%
1997....................................    8.16%
1998....................................    7.73%
1999....................................   -1.32%
2000....................................   10.12%
2001....................................    6.41%



  During the periods shown in the bar chart, the highest quarterly return was 5.48% (quarter ended June 30, 1995) and the lowest quarterly return was -2.82% (quarter ended March 31, 1994).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


AIM V.I. GROWTH FUND
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1994....................................   -2.48%
1995....................................   34.77%
1996....................................   18.09%
1997....................................   26.87%
1998....................................   34.12%
1999....................................   35.24%
2000....................................  -20.49%
2001....................................  -33.88%



  During the periods shown in the bar chart, the highest quarterly return was 27.80% (quarter ended December 31, 1998) and the lowest quarterly return was -27.44% (quarter ended March 31, 2001).



AIM V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1999....................................   10.52%
2000....................................  -19.01%
2001....................................   -5.00%



  During the periods shown in the bar chart, the highest quarterly return was 7.13% (quarter ended December 31, 2001) and the lowest quarterly return was -14.05% (quarter ended December 31, 2000).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


AIM V.I. INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1994....................................   -1.61%
1995....................................   17.24%
1996....................................   20.05%
1997....................................    6.94%
1998....................................   15.49%
1999....................................   55.04%
2000....................................  -26.40%
2001....................................  -23.53%



  During the periods shown in the bar chart, the highest quarterly return was 41.88% (quarter ended December 31, 1999) and the lowest quarterly return was -16.60% (quarter ended March 31, 2001).



AIM V.I. MONEY MARKET FUND
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]

                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1994....................................   3.64%
1995....................................   5.70%
1996....................................   4.95%
1997....................................   5.13%
1998....................................   5.06%
1999....................................   4.66%
2000....................................   5.83%
2001....................................   3.61%


  During the periods shown in the bar chart, the highest quarterly return was 1.49% (quarter ended December 31, 2000) and the lowest quarterly return was 0.51% (quarter ended December 31, 2001).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------




AIM V.I. NEW TECHNOLOGY FUND
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1994....................................    7.15%
1995....................................   23.66%
1996....................................   19.34%
1997....................................   14.56%
1998....................................   22.11%
1999....................................  106.52%
2000....................................  -36.29%
2001....................................  -47.47%



  During the periods shown in the bar chart, the highest quarterly return was 63.10% (quarter ended December 31, 1999) and the lowest quarterly return was -50.03% (quarter ended March 31, 2001). For periods prior to October 15, 1999, the performance shown relates to a predecessor fund. In addition, for periods prior to May 1, 2000 performance shown above relates to the fund before changing its investment strategy to emphasize securities of companies in the technology industry as well as the telecommunications industry. Effective May 1, 2001, the fund changed its investment strategy to increase its emphasis on the technology industry and decrease its emphasis on the telecommunications industry.



AIM V.I. PREMIER EQUITY FUND
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1994....................................    4.04%
1995....................................   36.25%
1996....................................   15.02%
1997....................................   23.69%
1998....................................   32.41%
1999....................................   29.90%
2000....................................  -14.65%
2001....................................  -12.56%



  During the periods shown in the bar chart, the highest quarterly return was 27.04% (quarter ended December 31, 1998) and the lowest quarterly return was -15.58% (quarter ended September 30, 2001).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


PERFORMANCE TABLES



The following performance tables compare the fund's Series I shares' performance (except AIM V.I. Money Market Fund) to that of broad-based securities market indices. The AIM V.I. Money Market Fund's Series I share's performance table reflects the fund's performance over the periods indicated.



AIM V.I. AGGRESSIVE GROWTH FUND



AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------
(for the periods ended                                        SINCE     INCEPTION
December 31, 2001)                                 1 YEAR   INCEPTION      DATE
---------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                   (26.03)%    2.30%     05/01/98
Russell 2500--Trademark-- Index(1)                  1.22%     4.82%(2)  04/30/98(2)
---------------------------------------------------------------------------------



(1) The Russell 2500--Trademark-- Index measures the performance of the 2,500 smallest companies in the Russell 3000--Registered Trademark-- Index, which represents approximately 17% of the total market capitalization of the Russell 3000--Registered Trademark-- Index.



(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.



AIM V.I. BALANCED FUND



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                                        SINCE     INCEPTION
December 31, 2001)                                 1 YEAR   INCEPTION       DATE
---------------------------------------------------------------------------------
AIM V.I. Balanced Fund                           (11.42)%     3.74%     05/01/98
Standard & Poor's 500 Index(1)                   (11.88)%     2.20%(2)  04/30/98(2)
---------------------------------------------------------------------------------


(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.


(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


AIM V.I. BLUE CHIP FUND


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                                         SINCE    INCEPTION
December 31, 2001)                                 1 YEAR   INCEPTION       DATE
---------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                          (22.54)%   (15.63)%    12/29/99
Russell 1000--Registered Trademark-- Index(1)    (12.45)%   (10.15)%(2) 12/31/99(2)
---------------------------------------------------------------------------------



(1) The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. CAPITAL APPRECIATION FUND


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------
(for the periods ended                                               SINCE     INCEPTION
December 31, 2001)                              1 YEAR   5 YEARS   INCEPTION      DATE
-------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund             (23.28)%    6.00%     11.75%     05/05/93
Standard & Poor's 500 Index(1)                 (11.88)%   10.70%     13.85%(2)  04/30/93(2)
-------------------------------------------------------------------------------------------


(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.
(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


AIM V.I. CAPITAL DEVELOPMENT FUND


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                                       SINCE     INCEPTION
December 31, 2001)                                1 YEAR   INCEPTION       DATE
--------------------------------------------------------------------------------
AIM V.I. Capital Development Fund                (8.08)%     5.07%     05/01/98
Russell 2500(TM) Index(1)                          1.22%     4.82%(2)  04/30/98(2)
--------------------------------------------------------------------------------



(1) The Russell 2500(TM) Index measures the performance of the 2,500 smallest companies in the Russell 3000(R) Index, which represents approximately 17% of the total market capitalization of the Russell 3000(R) Index.


(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.




AIM V.I. CORE EQUITY FUND



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                                  SINCE     INCEPTION
December 31, 2001)                                 1 YEAR   5 YEARS   INCEPTION       DATE
-------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                        (22.83)%    7.28%     11.36%     05/02/94
Standard & Poor's 500 Index(1)                   (11.88)%   10.70%     15.02%(2)  04/30/94(2)
-------------------------------------------------------------------------------------------



(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.


(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                                         SINCE    INCEPTION
December 31, 2001)                                 1 YEAR   INCEPTION       DATE
---------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund            (31.91)%   (25.17)%    12/29/99
Russell 3000--Registered Trademark-- Index(1)    (11.46)%    (9.48)%(2) 12/31/99(2)
---------------------------------------------------------------------------------



(1) The Russell 3000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


AIM V.I. DIVERSIFIED INCOME FUND


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                                SINCE     INCEPTION
December 31, 2001)                               1 YEAR   5 YEARS   INCEPTION       DATE
-----------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund                 3.59%     3.00%      5.04%     05/05/93
Lehman Aggregate Bond Index(1)                   8.44%     7.43%      6.91%(2)  04/30/93(2)
-----------------------------------------------------------------------------------------


(1) The Lehman Aggregate Bond Index is an unmanaged index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.
(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


AIM V.I. GLOBAL UTILITIES FUND


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------
(for the periods ended                                                  SINCE     INCEPTION
December 31, 2001)                                 1 YEAR   5 YEARS   INCEPTION       DATE
-------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                   (27.93)%    5.91%      8.26%     05/02/94
Standard & Poor's 500 Index(1)                   (11.88)%   10.70%     15.02%(3)  04/30/94(3)
Lipper Utility Fund Index(2)                     (21.35)%    7.80%      9.03%(3)  04/30/94(3)
-------------------------------------------------------------------------------------------


(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

(2) Lipper Utility Fund Index measures the performance of the 30 largest utilities funds charted by Lipper Inc., an independent mutual fund performance monitor.

(3) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. GOVERNMENT SECURITIES FUND


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                                  SINCE     INCEPTION
December 31, 2001)                                 1 YEAR   5 YEARS   INCEPTION       DATE
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                 6.41%    6.15%      5.49%     05/05/93
Lehman Intermediate Government Bond Index(1)        8.42%    7.06%      6.33%(2)  04/30/93(2)
-------------------------------------------------------------------------------------------


(1) The Lehman Intermediate Government Bond Index is an unmanaged composite generally considered representative of intermediate publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government.
(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


AIM V.I. GROWTH FUND


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                                  SINCE     INCEPTION
December 31, 2001)                                 1 YEAR   5 YEARS   INCEPTION       DATE
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                             (33.88)%    3.88%      8.81%     05/05/93
Standard & Poor's 500 Index(1)                   (11.88)%   10.70%     13.85%(2)  04/30/93(2)
-------------------------------------------------------------------------------------------


(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


AIM V.I. HIGH YIELD FUND


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                                         SINCE    INCEPTION
December 31, 2001)                                 1 YEAR   INCEPTION       DATE
---------------------------------------------------------------------------------
AIM V.I. High Yield Fund                          (5.00)%    (6.36)%    05/01/98
Lehman High Yield Index(1)                          5.28%    (0.10)%(2) 04/30/98(2)
---------------------------------------------------------------------------------



(1) The Lehman High Yield Index is an index that includes all fixed-income securities having a maximum quality rating of Ba1 (including defaulted issues), a minimum amount outstanding of $100 million, and at least one year to maturity.

(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------



AIM V.I. INTERNATIONAL GROWTH FUND



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                                    SINCE    INCEPTION
December 31, 2001)                                 1 YEAR    5 YEARS   INCEPTION       DATE
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund               (23.53)%      1.51%      6.85%    05/05/93
Morgan Stanley Capital International EAFE
Index(1)                                         (21.44)%      0.89%      4.27%(2) 04/30/93(2)
--------------------------------------------------------------------------------------------


(1) The Morgan Stanley Capital International Europe, Australasia and Far East Index measures performance of global stock markets in 20 developed countries.

(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.



AIM V.I. MONEY MARKET FUND


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                                  SINCE    INCEPTION
December 31, 2001)                                1 YEAR   5 YEARS   INCEPTION       DATE
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Money Market Fund                         3.61%     4.86%      4.63%    05/05/93
------------------------------------------------------------------------------------------



     The AIM V.I. Money Market Fund's seven day yield on December 31, 2001 was 1.52%. For the current seven day yield, call (800) 347-4246.



AIM V.I. NEW TECHNOLOGY FUND


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                               SINCE       INCEPTION
December 31, 2001)                                1 YEAR   5 YEARS   INCEPTION       DATE
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund(1)                  (47.47)%  (0.67)%     (6.41)%   10/18/93
Standard & Poor's 500 Index(2)                   (11.88)%  (10.70)%   (13.71)%(3) 10/31/93(3)
------------------------------------------------------------------------------------------



(1) For periods prior to October 15, 1999, the performance shown relates to a predecessor fund. In addition, for periods prior to May 1, 2000, performance shown above relates to the fund before changing its investment strategy to include securities of companies in the technology industry. Effective May 1, 2001, the fund changed its investment strategy to increase its emphasis on the technology industry and decrease its emphasis on the telecommunications industry.

(2) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.
(3) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.



AIM V.I. PREMIER EQUITY FUND



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                                  SINCE    INCEPTION
December 31, 2001)                                1 YEAR   5 YEARS   INCEPTION       DATE
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                     (12.56)%    9.69%     13.41%    05/05/93
Standard & Poor's 500 Index(1)                   (11.88)%   10.70%     13.85%(2) 04/30/93(2)
------------------------------------------------------------------------------------------


(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.
(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS


A I M Advisors, Inc. (the advisor) serves as each fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of each fund's operations and provides investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds. H.S. Dent Advisors, Inc. (the subadvisor) serves as the subadvisor for AIM V.I. Dent Demographic Trends Fund, and is located at 6515 Gwin Road, Oakland, California 94611. The subadvisor is responsible for providing the advisor with macroeconomic, thematic, demographic, lifestyle trends and sector research, custom reports and investment and market capitalization recommendations for the fund. The subadvisor has acted as an investment advisor for the AIM V.I. Dent Demographic Trends Fund since 1999.



  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the funds, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2001, the advisor received compensation from the following funds as a percentage of each fund's average daily net assets as follows:



                                        ADVISORY
FUND                                      FEE
----                                    --------
AIM V.I. Aggressive Growth Fund               %
AIM V.I. Balanced Fund                        %
AIM V.I. Basic Value Fund                     %
AIM V.I. Blue Chip Fund                       %
AIM V.I. Capital Appreciation Fund            %
AIM V.I. Capital Development Fund             %
AIM V.I. Core Equity Fund                     %
AIM V.I. Dent Demographic Trends Fund         %
AIM V.I. Diversified Income Fund              %
AIM V.I. Global Utilities Fund                %
AIM V.I. Government Securities Fund           %
AIM V.I. Growth Fund                          %
AIM V.I. High Yield Fund                      %
AIM V.I. International Growth Fund            %
AIM V.I. Mid Cap Core Equity Fund             %
AIM V.I. Money Market Fund                    %
AIM V.I. New Technology Fund                  %
AIM V.I. Premier Equity Fund                  %



PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of each fund's portfolio are as follows:

AIM V.I. AGGRESSIVE GROWTH FUND

- Ryan E. Crane, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

- Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.


- Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst for Prudential Securities.


AIM V.I. BALANCED FUND

- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

- Claude C. Cody, IV, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.


- Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.


- Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.

- Meggan M. Walsh, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1991.


AIM V.I. BASIC VALUE FUND



- Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was Portfolio Manager for American Indemnity Company.



- Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager for Luther King Capital Management.



- Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and Portfolio Manager for Van Kampen American Capital Asset Management, Inc.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


AIM V.I. BLUE CHIP FUND

- Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.

- Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1986.

AIM V.I. CAPITAL APPRECIATION FUND

- David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1982.

- Ryan E. Crane, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1994.

- Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.


- Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst for Prudential Securities.


- Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

AIM V.I. CAPITAL DEVELOPMENT FUND


- Edgar M. Larsen, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996.


- Paul J. Rasplicka, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.


AIM V.I. CORE EQUITY FUND



- Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.



- Michael Yellen, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.


AIM V.I. DENT DEMOGRAPHIC TRENDS FUND


- Edgar M. Larsen, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.


- Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1987.

AIM V.I. DIVERSIFIED INCOME FUND

- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1992.


- Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.


- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.

AIM V.I. GLOBAL UTILITIES FUND

- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1994 and has been associated with the advisor and/or its affiliates since 1992.

- Claude C. Cody, IV, Senior Portfolio Manager, who has been responsible for the fund since 1994 and has been associated with the advisor and/or its affiliates since 1992.


- Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.


- Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1989.

- Meggan M. Walsh, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1991.

AIM V.I. GOVERNMENT SECURITIES FUND

- Laurie F. Bignac, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

- Clint Dudley, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. Prior to 1998, he was a full time student.

- Scot W. Johnson, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

- Karen Dunn Kelley, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

- Lyman Missimer III, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been affiliated with the advisor and/or its affiliates since 1995.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


AIM V.I. GROWTH FUND


- Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995.



- Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1987.



AIM V.I. HIGH YIELD FUND


- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

- Peter Ehret, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2001. From 1992 to 2001, he was director of high yield research and portfolio manager for Van Kampen Investment Advisory Corp.


- Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.


- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

- Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1989.


AIM V.I. INTERNATIONAL GROWTH FUND


- A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.


- Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.


- Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

- Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.


AIM V.I. MID CAP CORE EQUITY FUND



- Paul J. Rasplicka, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1994.



- Robert A. Shelton, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1995.



- Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.


AIM V.I. NEW TECHNOLOGY FUND

- David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1982.

- Abel Garcia, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 2000. From 1984 to 2000, he was a Senior Portfolio Manager for Waddell & Reed.


- Robert Lloyd, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was a trader with American Electric Power.



AIM V.I. PREMIER EQUITY FUND


- Joel E. Dobberpuhl, Senior Portfolio Manager, who has been responsible for the fund since 1993, and has been associated with the advisor and/or its affiliates since 1990.


- Evan G. Harrel, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager of Van Kampen American Capital Asset Management, Inc. and portfolio manager for various growth and equity funds.


- Robert A. Shelton, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995.

                        --------------------------------
                          AIM VARIABLE INSURANCE FUNDS
                        --------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------


PURCHASE AND REDEMPTION OF SHARES

Each fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in each fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.
  Shares of the funds are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The funds currently offers shares only to insurance company separate accounts. In the future, the funds may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the funds, and the interests of plan participants investing in the funds, may conflict.

  Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the funds will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

Each of the funds prices its shares based on its net asset value. The funds, except AIM V.I. Money Market Fund, value portfolio securities for which market quotations are readily available at market value. The funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM V.I. Money Market Fund values all of its securities based on the amortized cost method. The funds, except AIM V.I. Money Market Fund, value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that a fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because some of the funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business.

TAXES
The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the funds. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

Each fund other than AIM V.I. Money Market Fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. AIM V.I. Money Market Fund generally declares on each business day and pays any dividends daily. All of the fund's distributions will consist primarily of capital gains, except for AIM V.I. Diversified Income Fund, AIM V.I. Government Securities Fund, AIM V.I. High Yield Fund and AIM V.I. Money Market Fund which will consist primarily of ordinary income.

CAPITAL GAINS DISTRIBUTIONS

Each fund other than AIM V.I. Money Market Fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies. AIM V.I. Money Market Fund may distribute net realized short-term gains, if any, more frequently.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of that fund.

SHARE CLASSES


Each fund has two classes of shares, Series I and Series II. Each class is identical except that Series II has a distribution plan or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

FUTURE FUND CLOSURE


Due to the sometime limited availability of common stocks of small-cap companies that meet the investment criteria for AIM V.I. Aggressive Growth Fund, the fund may periodically suspend or limit the offering of its shares and it will be closed to new participants when fund assets reach $200 million.

  During closed periods, the fund will accept additional investments from existing participants.

                        --------------------------------
                          AIM VARIABLE INSURANCE FUNDS
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the financial performance of each fund's Series I shares. Certain information reflects financial results for a single fund share.


  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of each fund outstanding during each of the fiscal years (or periods) indicated.


  This information has been audited by [             ] whose report, along with
the fund's financial statements, is included in each fund's annual report, which is available upon request.



AIM V.I. AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------


                                                                                                               MAY 1
                                                                       YEAR ENDED DECEMBER 31,            (DATE OPERATIONS
                                                                -------------------------------------    COMMENCED) THROUGH
                                                                2001(a)        2000(a)        1999(a)    DECEMBER 31, 1998
                                                                --------       --------       -------    ------------------
Net asset value, beginning of period                                           $  14.25       $  9.85          $10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                                    (0.10)        (0.04)           0.04
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                                    0.47          4.44           (0.14)
===========================================================================================================================
    Total from investment operations                                               0.37          4.40           (0.10)
===========================================================================================================================
Less distributions from net investment income                                        --            --           (0.05)
===========================================================================================================================
Net asset value, end of period                                                 $  14.62       $ 14.25          $ 9.85
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                                    2.60%        44.67%          (0.94)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                       $103,181       $17,326          $4,399
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                                 1.16%         1.19%           1.16%(d)
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                              1.26%         2.42%           4.62%(d)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets                       (0.59)%       (0.41)%          0.96%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                                              65%           89%             30%
___________________________________________________________________________________________________________________________
===========================================================================================================================


(a) Calculated using average shares outstanding.

(b) Total return is not annualized for periods less than one year. Total return does not reflect charges at the separate account level.


(c) Ratios are based on average daily net assets of $        .


(d) Annualized.

                        --------------------------------
                          AIM VARIABLE INSURANCE FUNDS
                        --------------------------------


AIM V.I. BALANCED FUND
--------------------------------------------------------------------------------


                                                                                                           MAY 1
                                                                    YEAR ENDED DECEMBER 31,           (DATE OPERATIONS
                                                              -----------------------------------    COMMENCED) THROUGH
                                                              2001(a)       2000(a)       1999(a)    DECEMBER 31, 1998
                                                              -------       -------       -------    ------------------
Net asset value, beginning of period                                        $13.04        $11.14          $ 10.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                       0.37          0.31             0.12
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                              (0.93)         1.83             1.18
=======================================================================================================================
    Total from investment operations                                         (0.56)         2.14             1.30
=======================================================================================================================
Less distributions:
  Dividends from net investment income                                       (0.02)        (0.17)           (0.14)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                         --         (0.07)           (0.02)
=======================================================================================================================
    Total distributions                                                      (0.02)        (0.24)           (0.16)
=======================================================================================================================
Net asset value, end of period                                              $12.46        $13.04          $ 11.14
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                              (4.28)%       19.31%           13.02%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                    $85,693       $48,307         $10,343
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                            1.10%         1.21%            1.18%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                         1.10%         1.31%            2.83%(d)
=======================================================================================================================
Ratio of net investment income to average net assets                          2.80%         2.66%            3.71%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                                         49%           57%               9%
_______________________________________________________________________________________________________________________
=======================================================================================================================


(a) Calculated using average shares outstanding.
(b) Total return is not annualized for periods less than one year. Total return does not reflect charges at the separate account level.

(c) Ratios are based on average daily net assets of $        .

(d) Annualized.



AIM V.I. BASIC VALUE FUND
--------------------------------------------------------------------------------



                                                                 SEPTEMBER 10
                                                               (DATE OPERATIONS
                                                              COMMENCED) THROUGH
                                                              DECEMBER 31, 2001
                                                              ------------------
Net asset value, beginning of period                                $10.00(a)
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 --
--------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                         --
================================================================================
    Total from investment operations                                    --
================================================================================
Less distributions paid from net investment income                      --
--------------------------------------------------------------------------------
Net asset value, end of period                                      $10.00
________________________________________________________________________________
================================================================================
Total return(d)                                                         --
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $1,000
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                        %(c)
--------------------------------------------------------------------------------
  Without fee waivers                                                     %(c)
================================================================================
Ratio of net investment income to average net assets                      %(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                                                 --
________________________________________________________________________________
================================================================================



(a) Calculated using average shares outstanding.



(b) Ratios are based on average daily net assets of $        .



(c) Annualized.



(d) Total return is not annualized for periods less than one year. Total return does not reflect charges at the separate account level.

                        --------------------------------
                          AIM VARIABLE INSURANCE FUNDS
                        --------------------------------


AIM V.I. BLUE CHIP FUND
--------------------------------------------------------------------------------


                                                                   YEAR ENDED             DECEMBER 29
                                                                  DECEMBER 31,          (DATE OPERATIONS
                                                              ---------------------    COMMENCED) THROUGH
                                                              2001(a)       2000(a)    DECEMBER 31, 1999
                                                              -------       -------    ------------------
Net asset value, beginning of period                                        $10.00           $10.00
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                       0.02               --
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                              (0.84)              --
=========================================================================================================
    Total from investment operations                                         (0.82)              --
=========================================================================================================
Less distributions paid from net investment income                            0.00               --
=========================================================================================================
Net asset value, end of period                                              $ 9.18           $10.00
_________________________________________________________________________________________________________
=========================================================================================================
Total return(d)                                                              (8.18)%             --
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                    $29,787          $1,000
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                            1.31%            1.30%(c)
---------------------------------------------------------------------------------------------------------
  Without fee waivers                                                         2.13%           12.49%(c)
=========================================================================================================
Ratio of net investment income to average net assets                          0.07%            3.07%(c)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate                                                         15%              --
_________________________________________________________________________________________________________
=========================================================================================================


(a) Calculated using average shares outstanding.

(b) Ratios are based on average daily net assets of $        .

(c) Annualized.
(d) Total return does not reflect charges at the separate account level.


AIM V.I. CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------


                                                                            YEAR ENDED DECEMBER 31,
                                                       ------------------------------------------------------------------
                                                          2001           2000           1999          1998         1997
                                                       ----------     ----------     ----------     --------     --------
Net asset value, beginning of period                                  $    35.58     $    25.20     $  21.75     $  19.43
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                             (0.05)         (0.02)        0.02         0.03
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                            (3.79)         11.17         4.12         2.58
=========================================================================================================================
    Total from investment operations                                       (3.84)         11.15         4.14         2.61
=========================================================================================================================
Less distributions:
  Dividends from net investment income                                        --          (0.02)       (0.04)       (0.02)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                    (0.90)         (0.75)       (0.65)       (0.27)
=========================================================================================================================
    Total distributions                                                    (0.90)         (0.77)       (0.69)       (0.29)
=========================================================================================================================
Net asset value, end of period                                        $    30.84     $    35.58     $  25.20     $  21.75
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                           (10.91)%        44.61%       19.30%       13.51%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $1,534,209     $1,131,217     $647,248     $522,642
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                                     0.82%          0.73%        0.67%        0.68%
=========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                                   (0.17)%        (0.06)%       0.11%        0.18%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                                       98%            65%          83%          65%
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) Ratios are based on average daily net assets of $        .

(b) Total return does not reflect charges at the separate account level.

                        --------------------------------
                          AIM VARIABLE INSURANCE FUNDS
                        --------------------------------


AIM V.I. CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------

                                                                                                            MAY 1
                                                                    YEAR ENDED DECEMBER 31,            (DATE OPERATIONS
                                                              -----------------------------------     COMMENCED) THROUGH
                                                              2001(a)       2000(a)       1999(a)    DECEMBER 31, 1998(a)
                                                              -------       -------       -------    --------------------
Net asset value, beginning of period                                        $11.89        $ 9.21            $10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                               (0.01)        (0.03)             0.03
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                               1.11          2.71             (0.78)
=========================================================================================================================
    Total from investment operations                                          1.10          2.68             (0.75)
=========================================================================================================================
Less distributions from net investment income                                   --            --             (0.04)
=========================================================================================================================
Net asset value, end of period                                              $12.99        $11.89            $ 9.21
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                               9.25%        29.10%            (7.51)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                    $74,874       $11,035           $3,172
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                            1.19%         1.23%             1.21%(d)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                         1.38%         3.42%             5.80%(d)
=========================================================================================================================
Ratio of net investment income (loss) to average net assets                  (0.07)%       (0.32)%            0.62%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                                        110%          132%               45%
_________________________________________________________________________________________________________________________
=========================================================================================================================


(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total return does not reflect charges at the separate account level.

(c) Ratios are based on average daily net assets of $        .

(d) Annualized.



AIM V.I. CORE EQUITY FUND

--------------------------------------------------------------------------------

                                                                    YEAR ENDED DECEMBER 31,
                                                  ------------------------------------------------------------
                                                   2001(A)      2000(A)      1999(A)      1998(A)       1997
                                                  ----------   ----------   ----------   ----------   --------
Net asset value, beginning of period                           $    31.59   $    23.75   $    18.87   $  15.03
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.01         0.06         0.26       0.13
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                                        (4.56)        8.05         4.95       3.74
==============================================================================================================
    Total from investment operations                                (4.55)        8.11         5.21       3.87
==============================================================================================================
Less distributions:
  Dividends from net investment income                              (0.04)       (0.16)       (0.09)     (0.01)
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             (0.81)       (0.11)       (0.24)     (0.02)
==============================================================================================================
    Total distributions                                             (0.85)       (0.27)       (0.33)     (0.03)
==============================================================================================================
Net asset value, end of period                                 $    26.19   $    31.59   $    23.75   $  18.87
______________________________________________________________________________________________________________
==============================================================================================================
Total return(c)                                                    (14.56)%      34.25%       27.68%     25.72%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $2,514,262   $2,443,264   $1,262,059   $639,113
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets                              0.85%        0.77%        0.65%      0.69%
==============================================================================================================
Ratio of net investment income to average net
  assets                                                             0.04%        0.22%        1.34%      1.15%
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate                                                75%          93%         140%       135%
______________________________________________________________________________________________________________
==============================================================================================================



(a) Calculated using average shares outstanding.
(b) Ratios are based on average daily net assets of $        .
(c) Total return does not reflect charges at the separate account level.

                        --------------------------------
                          AIM VARIABLE INSURANCE FUNDS
                        --------------------------------


AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
--------------------------------------------------------------------------------

                                                                                             DECEMBER 29
                                                                   YEAR ENDED              (DATE OPERATIONS
                                                                  DECEMBER 31,            COMMENCED) THROUGH
                                                              ---------------------          DECEMBER 31,
                                                              2001(a)       2000(a)              1999
                                                              -------       -------       ------------------
Net asset value, beginning of period                                        $10.00              $10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                                                        (0.07)                 --
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                              (1.72)                 --
============================================================================================================
    Total from investment operations                                         (1.79)                 --
============================================================================================================
Less distributions from net investment income                                 0.00                  --
============================================================================================================
Net asset value, end of period                                              $ 8.21              $10.00
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                             (17.90)%                --
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                    $41,300             $1,000
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                            1.40%               1.40%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                         1.63%              12.58%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets                  (0.69)%              2.96%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                                         92%                 --
____________________________________________________________________________________________________________
============================================================================================================


(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total return does not reflect charges at the separate account level.

(c) Ratios are based on average daily net assets of $        .

(d) Annualized.


AIM V.I. DIVERSIFIED INCOME FUND
--------------------------------------------------------------------------------

                                                                                 YEAR ENDED DECEMBER 31,
                                                             ---------------------------------------------------------------
                                                             2001(a)       2000(a)        1999          1998          1997
                                                             -------       -------       -------       -------       -------
Net asset value, beginning of period                                       $ 10.06       $ 10.94       $ 11.29       $ 10.33
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                       0.76          0.64          0.75          0.73
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                              (0.69)        (0.85)        (0.35)         0.24
============================================================================================================================
    Total from investment operations                                          0.07         (0.21)         0.40          0.97
============================================================================================================================
Less distributions:
  Dividends from net investment income                                       (0.64)        (0.67)        (0.57)        (0.01)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                         --            --         (0.18)           --
============================================================================================================================
    Total distributions                                                      (0.64)        (0.67)        (0.75)        (0.01)
============================================================================================================================
Net asset value, end of period                                             $  9.49       $ 10.06       $ 10.94       $ 11.29
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                                               0.80%        (1.92)%        3.58%         9.39%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                   $83,722       $99,509       $96,445       $89,319
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                                       0.90%(b)      0.83%         0.77%         0.80%
============================================================================================================================
Ratio of net investment income to average net assets                          7.84%(b)      7.20%         6.99%         6.90%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                                         74%           83%           50%           52%
____________________________________________________________________________________________________________________________
============================================================================================================================


(a) Calculated using average shares outstanding.

(b) Ratios are based on average daily net assets of $        .

(c) Total return does not reflect charges at the separate account level.

                        --------------------------------
                          AIM VARIABLE INSURANCE FUNDS
                        --------------------------------


AIM V.I. GLOBAL UTILITIES FUND
-------------------------------------------------------------------------------

                                                                                 YEAR ENDED DECEMBER 31,
                                                             ---------------------------------------------------------------
                                                             2001(a)       2000(a)       1999(a)        1998          1997
                                                             -------       -------       -------       -------       -------
Net asset value, beginning of period                                       $ 22.80       $ 17.36       $ 15.26       $ 12.55
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                       0.29          0.32          0.35          0.32
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                              (0.80)         5.49          2.15          2.40
============================================================================================================================
    Total from investment operations                                         (0.51)         5.81          2.50          2.72
============================================================================================================================
Less distributions:
  Dividends from net investment income                                       (0.23)        (0.37)        (0.28)           --
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                      (0.90)           --         (0.12)        (0.01)
============================================================================================================================
    Total distributions                                                      (1.13)        (0.37)        (0.40)        (0.01)
============================================================================================================================
Net asset value, end of period                                             $ 21.16       $ 22.80       $ 17.36       $ 15.26
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(d)                                                              (2.28)%       33.56%        16.49%        21.63%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                   $49,536       $39,772       $28,134       $22,079
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                                       1.10%         1.14%         1.11%         1.28%
============================================================================================================================
Ratio of net investment income to average net assets                          1.23%         1.72%         2.46%         2.81%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                                         50%           45%           32%           28%
____________________________________________________________________________________________________________________________
============================================================================================================================


(a) Calculated using average shares outstanding.

(b) Ratios are based on average daily net assets of $        .
(c) Total return does not reflect charges at the separate account level.



AIM V.I. GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------

                                                                                 YEAR ENDED DECEMBER 31,
                                                             ---------------------------------------------------------------
                                                             2001(a)       2000(a)       1999(a)       1998(a)        1997
                                                             -------       -------       -------       -------       -------
Net asset value, beginning of period                                       $ 10.63       $ 11.18       $ 10.67       $  9.87
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                       0.66          0.63          0.63          0.59
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                               0.41         (0.78)         0.20          0.22
============================================================================================================================
    Total from investment operations                                          1.07         (0.15)         0.83          0.81
============================================================================================================================
Less dividends from net investment income                                    (0.54)        (0.40)        (0.32)        (0.01)
============================================================================================================================
Net asset value, end of period                                             $ 11.16       $ 10.63       $ 11.18       $ 10.67
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                                              10.12%        (1.32)%        7.73%         8.16%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                   $84,002       $70,761       $58,185       $33,800
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets (including interest
  expense):                                                                   0.97%         0.90%         0.76%         0.87%
============================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense):                                                                   0.85%         0.80%         0.76%         0.87%
============================================================================================================================
Ratio of net investment income to average net assets                          6.03%         5.75%         5.70%         5.85%
============================================================================================================================
Ratio of interest expense to average net assets                               0.12%         0.10%           --            --
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                                         87%           41%           78%           66%
____________________________________________________________________________________________________________________________
============================================================================================================================


(a) Calculated using average shares outstanding.

(b) Ratios are based on average daily net assets of $        .

(c) Total return does not reflect charges at the separate account level.

                        --------------------------------
                          AIM VARIABLE INSURANCE FUNDS
                        --------------------------------


AIM V.I. GROWTH FUND
--------------------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------
                                                    2001       2000     1999(a)      1998       1997
                                                  --------   --------   --------   --------   --------
Net asset value, beginning of period                         $  32.25   $  24.80   $  19.83   $  16.25
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.03       0.01       0.08       0.08
------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                                    (6.60)      8.63       6.57       4.27
======================================================================================================
    Total from investment operations                            (6.57)      8.64       6.65       4.35
======================================================================================================
Less distributions:
  Dividends from net investment income                           0.00      (0.06)     (0.09)     (0.09)
------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.87)     (1.13)     (1.59)     (0.68)
======================================================================================================
    Total distributions                                         (0.87)     (1.19)     (1.68)     (0.77)
======================================================================================================
Net asset value, end of period                               $  24.81   $  32.25   $  24.80   $  19.83
______________________________________________________________________________________________________
======================================================================================================
Total return(c)                                                (20.49)%    35.24%     34.12%     26.87%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $879,182   $704,096   $371,915   $258,852
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets                          0.83%      0.73%      0.72%      0.73%
======================================================================================================
Ratio of net investment income to average net
  assets                                                         0.11%      0.04%      0.41%      0.54%
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate                                           162%       101%       133%       132%
______________________________________________________________________________________________________
======================================================================================================


(a) Calculated using average shares outstanding.

(b) Ratios are based on average daily net assets of $        .

(c) Total return does not reflect charges at the separate account level.



AIM V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------


                                                                                                              MAY 1
                                                                    YEAR ENDED DECEMBER 31,              (DATE OPERATIONS
                                                              -----------------------------------       COMMENCED) THROUGH
                                                               2001          2000         1999(a)       DECEMBER 31, 1998
                                                              -------       -------       -------       ------------------
Net asset value, beginning of period                                        $  9.02       $  8.84             $10.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                        0.91          1.03               0.39
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                               (2.64)        (0.10)             (1.15)
==========================================================================================================================
    Total from investment operations                                          (1.73)         0.93              (0.76)
==========================================================================================================================
Less distributions from net investment income                                 (0.94)        (0.75)             (0.40)
==========================================================================================================================
Net asset value, end of period                                              $  6.35       $  9.02             $ 8.84
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                              (19.14)%       10.52%             (7.61)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                    $26,151       $25,268             $7,966
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                             1.13%         1.14%              1.13%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                          1.19%         1.42%              2.50%(d)
==========================================================================================================================
Ratio of net investment income to average net assets                          11.44%        11.07%              9.75%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                                          72%          127%                39%
__________________________________________________________________________________________________________________________
==========================================================================================================================


(a) Calculated using average shares outstanding.
(b) Total return is not annualized for periods less than one year. Total return does not reflect charges at the separate account level.

(c) Ratios are based on average daily net assets of $        .

(d) Annualized.

                        --------------------------------
                          AIM VARIABLE INSURANCE FUNDS
                        --------------------------------



AIM V.I. INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------



                                                                              YEAR ENDED DECEMBER 31,
                                                        --------------------------------------------------------------------
                                                          2001           2000         1999(a)          1998           1997
                                                        --------       --------       --------       --------       --------
Net asset value, beginning of period                                   $  29.29       $  19.62       $  17.13       $  16.36
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                    0.18           0.08           0.15           0.10
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                           (7.88)         10.59           2.50           1.03
============================================================================================================================
    Total from investment operations                                      (7.70)         10.67           2.65           1.13
============================================================================================================================
Less distributions:
  Dividends from net investment income                                    (0.06)         (0.19)         (0.16)         (0.08)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                   (1.41)         (0.81)            --          (0.28)
============================================================================================================================
    Total distributions                                                   (1.47)         (1.00)         (0.16)         (0.36)
============================================================================================================================
Net asset value, end of period                                         $  20.12       $  29.29       $  19.62       $  17.13
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                                          (26.40)%        55.04%         15.49%          6.94%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                               $437,336       $454,060       $240,314       $211,023
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                                    1.02%          0.97%          0.91%          0.93%
============================================================================================================================
Ratio of net investment income to average net assets                       0.83%          0.38%          0.80%          0.68%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                                      88%            97%            76%            57%
____________________________________________________________________________________________________________________________
============================================================================================================================


(a) Calculated using average shares outstanding.

(b) Ratios are based on average daily net assets of $        .

(c) Total return does not reflect charges at the separate account level.



AIM V.I. MID CAP CORE EQUITY FUND
--------------------------------------------------------------------------------


                                                                 SEPTEMBER 10
                                                               (DATE OPERATIONS
                                                              COMMENCED) THROUGH
                                                              DECEMBER 31, 2001
                                                              ------------------
Net asset value, beginning of period                                $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 --
--------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                         --
================================================================================
    Total from investment operations                                    --
================================================================================
Less distributions paid from net investment income                      --
--------------------------------------------------------------------------------
Net asset value, end of period                                      $10.00
________________________________________________________________________________
================================================================================
Total return(d)                                                         --
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $1,000
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                        %(c)
--------------------------------------------------------------------------------
  Without fee waivers                                                     %(c)
================================================================================
Ratio of net investment income to average net assets                      %(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                                                 --
________________________________________________________________________________
================================================================================



(a) Calculated using average shares outstanding.
(b) Ratios are based on average daily net assets of $        .
(c) Annualized.
(d) Total return is not annualized for periods less than one year. Total return does not reflect charges at the separate account level.

                        --------------------------------
                          AIM VARIABLE INSURANCE FUNDS
                        --------------------------------


AIM V.I. MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                 YEAR ENDED DECEMBER 31,
                                                             ---------------------------------------------------------------
                                                              2001          2000          1999          1998          1997
                                                             -------       -------       -------       -------       -------
Net asset value, beginning of period                                       $  1.00       $  1.00       $  1.00       $  1.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                       0.06          0.05          0.05          0.05
----------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                                (0.06)        (0.05)        (0.05)        (0.05)
============================================================================================================================
Net asset value, end of period                                             $  1.00       $  1.00       $  1.00       $  1.00
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                               5.83%         4.66%         5.06%         5.14%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                   $73,864       $95,152       $64,090       $58,635
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                                       0.71%         0.60%         0.58%         0.59%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of net investment income to average net assets                          5.66%(a)      4.59%         4.94%         5.01%
____________________________________________________________________________________________________________________________
============================================================================================================================



(a) Ratios are based on average daily net assets of $        .

(b) Total return does not reflect charges at the separate account level.


AIM V.I. NEW TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                                YEAR ENDED DECEMBER 31,
                                                            ----------------------------------------------------------------
                                                             2001          2000           1999          1998          1997
                                                            -------       -------       --------       -------       -------
Net asset value, beginning of period                                      $ 32.96       $  20.66       $ 18.40       $ 18.14
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                               0.20          (0.14)        (0.01)        (0.02)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                            (11.05)         18.46          3.99          2.59
============================================================================================================================
    Total from investment operations                                       (10.85)         18.32          3.98          2.57
============================================================================================================================
Less distributions:
  Dividends from net investment income                                         --             --            --            --
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                     (3.58)         (6.02)        (1.72)        (2.31)
============================================================================================================================
    Total distributions                                                     (3.58)         (6.02)        (1.72)        (2.31)
============================================================================================================================
Net asset value, end of period                                            $ 18.53       $  32.96       $ 20.66       $ 18.40
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                            (36.29)%       106.52%        22.11%        14.56%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                  $69,310       $108,428       $69,459       $68,186
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                           1.31%          1.27%         1.17%         1.11%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                        1.31%          1.27%         1.18%         1.16%
============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                                     0.74%         (0.62)%       (0.04)%       (0.10)%
============================================================================================================================
Ratio of interest expense to average net assets                                --           0.01%         0.01%           --
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                                       131%           124%           73%           91%
____________________________________________________________________________________________________________________________
============================================================================================================================



(a) Ratios are based on average daily net assets of $        .

(b) Total return does not reflect charges at the separate account level.

                        --------------------------------
                          AIM VARIABLE INSURANCE FUNDS
                        --------------------------------


AIM V.I. PREMIER EQUITY FUND
--------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------------
                                                    2001(a)          2000(a)          1999(a)            1998            1997
                                                   ----------       ----------       ----------       ----------       --------
Net asset value, beginning of period                                $    33.50       $    26.25       $    20.83       $  17.48
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                   0.04             0.06             0.09           0.08
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                                      (4.94)            7.76             6.59           4.05
===============================================================================================================================
    Total from investment operations                                     (4.90)            7.82             6.68           4.13
===============================================================================================================================
Less distributions:
  Dividends from net investment income                                   (0.04)           (0.09)           (0.13)         (0.19)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                  (1.26)           (0.48)           (1.13)         (0.59)
===============================================================================================================================
    Total distributions                                                  (1.30)           (0.57)           (1.26)         (0.78)
===============================================================================================================================
Net asset value, end of period                                      $    27.30       $    33.50       $    26.25       $  20.83
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                                         (14.68)%          29.90%           32.41%         23.69%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $2,746,161       $2,383,367       $1,221,384       $690,841
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                                   0.84%            0.76%            0.66%          0.70%
===============================================================================================================================
Ratio of net investment income to average net
  assets                                                                  0.12%            0.20%            0.68%          1.05%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                                     62%              62%             100%           127%
_______________________________________________________________________________________________________________________________
===============================================================================================================================


(a) Calculated using average shares outstanding.

(b) Ratios are based on average daily net assets of $        .

(c) Total return does not reflect charges at the separate account level.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about each fund's investments. The funds' annual report also discusses the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

  If you wish to obtain free copies of the funds' current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can review and obtain copies of the funds' SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
AIM Variable Insurance Funds
SEC 1940 Act file number: 811-7452
----------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com   VI-PRO-1     INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

      AIM VARIABLE INSURANCE
      FUNDS
      --------------------------------------------------------------------------
                                                     AIM--Registered Trademark--

      Series II Shares

       AIM V.I. Aggressive Growth Fund
       AIM V.I. Balanced Fund

       AIM V.I. Basic Value Fund

       AIM V.I. Blue Chip Fund
       AIM V.I. Capital Appreciation Fund
       AIM V.I. Capital Development Fund

       AIM V.I. Core Equity Fund

       AIM V.I. Dent Demographic Trends Fund
       AIM V.I. Diversified Income Fund
       AIM V.I. Global Utilities Fund
       AIM V.I. Government Securities Fund

       AIM V.I. Growth Fund

       AIM V.I. High Yield Fund

       AIM V.I. International Growth Fund


       AIM V.I. Mid Cap Core Equity Fund

       AIM V.I. Money Market Fund
       AIM V.I. New Technology Fund

       AIM V.I. Premier Equity Fund



      Shares of the funds are currently offered only to insurance company separate accounts. The investment objective(s) of each fund are described under the heading "Investment Objectives and Strategies."


      PROSPECTUS

      MAY 1, 2002


                                     This prospectus contains important
                                     information about the Series II
                                     class shares ("Series II shares") of
                                     each fund. Please read it before
                                     investing and keep it for future
                                     reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this Prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     There can be no assurance that the
                                     AIM V.I. Money Market Fund will be
                                     able to maintain a stable net asset
                                     value of $1.00 per share.

                                     Investments in the funds:
                                        - are not FDIC insured;
                                        - may lose value; and
                                        - are not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
--Registered Trademark--                          --Registered Trademark--

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES          1
-----------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUNDS     6
-----------------------------------------------

PERFORMANCE INFORMATION                      10
-----------------------------------------------

Annual Total Returns                         10

Performance Tables                           19

FUND MANAGEMENT                              25
-----------------------------------------------

The Advisors                                 25

Advisor Compensation                         25

Portfolio Managers                           25

OTHER INFORMATION                            28
-----------------------------------------------

Purchase and Redemption of Shares            28

Pricing of Shares                            28

Taxes                                        28

Dividends and Distributions                  28

Share Classes                                28

Distribution Plan                            28

Future Fund Closure                          28

FINANCIAL HIGHLIGHTS                         29
-----------------------------------------------

OBTAINING ADDITIONAL INFORMATION     Back Cover
-----------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The investment objective(s) and policies of each fund may be changed by the Board of Trustees without shareholder approval. Any percentage limitations with respect to assets of a fund are applied at the time of purchase.

AIM V.I. AGGRESSIVE GROWTH FUND


The fund's investment objective is to achieve long-term growth of capital.

  The fund seeks to meet its objective by investing primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small- and medium-sized companies whose earnings the fund's portfolio managers expect to grow more than 15% per year. The fund may also invest up to 25% of its total assets in foreign securities.

  The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

AIM V.I. BALANCED FUND

The fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital.


  The fund seeks to meet its objective by investing in a broadly diversified portfolio of common stocks, preferred stocks, convertible securities and bonds. The fund normally invests a minimum of 30% and a maximum of 70% of its total assets in equity securities and a minimum of 30% and a maximum of 70% of its total assets in non-convertible debt securities. The fund may also invest up to 25% of its total assets in convertible securities. The fund may also invest up to 25% of its total assets in foreign securities.



  In selecting the percentages of assets to be invested in equity or debt securities, the portfolio managers consider such factors as general market and economic conditions, as well as trends, yields, interest rates and changes in fiscal and monetary policies. The portfolio managers will primarily purchase equity securities for growth of capital and debt securities for income purposes. However, the portfolio managers will focus on companies whose securities have the potential for both growth of capital and income generation. The portfolio managers consider whether to sell a particular security when they believe that security no longer has that potential.

AIM V.I. BASIC VALUE FUND



The fund's investment objective is long-term growth of capital.



  The fund seeks to meet its objective by investing, normally, at least 65% of its net assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors.



  The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities.



  In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

AIM V.I. BLUE CHIP FUND


The fund's primary investment objective is long-term growth of capital with a secondary objective of current income.


  The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets in blue chip companies. The fund considers a blue chip company to be [large and medium sized companies (i.e., companies which fall in the largest 85% of market capitalization of publicly traded companies listed in the United States) with leading market positions and which possess strong financial characteristics, as described below:



- Market characteristics--Companies, which occupy (or in AIM's judgment have the potential to occupy) leading market positions that are expected to be maintained or enhanced over time. Market leaders can be identified within an industry as those companies which have (i) superior growth prospects compared with other companies in the same industry; (ii) possession of proprietary technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.



- Financial characteristics--Companies that possess at least one of the following attributes: (i) faster earnings growth than its competitors and the market in general; (ii) higher profit margins relative to its competitors;
  (iii) strong cash flow relative to its competitors; and/or (iv) a balance sheet with relatively low debt and a high return on equity relative to its competitors].



  In complying with the 80% requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options,

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                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


exchange-traded funds and ADRs. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential. The fund may invest in United States government securities and high-quality debt securities when the portfolio managers believe securities other than marketable equity securities offer the opportunity for long-term growth of capital and current income. The fund may also invest up to 25% of its total assets in foreign securities.

AIM V.I. CAPITAL APPRECIATION FUND


The fund's investment objective is growth of capital.

  The fund seeks to meet its objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes. The fund may also invest up to 25% of its total assets in foreign securities.

AIM V.I. CAPITAL DEVELOPMENT FUND

The fund's investment objective is long-term growth of capital.

  The fund seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. The fund may also invest up to 25% of its total assets in foreign securities.

  Among factors which the portfolio managers may consider when purchasing these securities are: (1) the growth prospects for a company's products; (2) the economic outlook for its industry; (3) a company's new product development; (4) its operating management capabilities; (5) the relationship between the price of the security and its estimated fundamental value; (6) relevant market, economic and political environments; and (7) financial characteristics, such as balance sheet analysis and return on assets. The portfolio managers consider whether to sell a particular security when any one of these factors materially changes.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.


AIM V.I. CORE EQUITY FUND (FORMERLY, AIM V.I. GROWTH AND INCOME FUND)



The fund's primary investment objective is growth of capital with a secondary objective of current income.



  The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings and dividends. In complying with this 80% requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and ADRs. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential. The fund may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the fund may hold a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds, or high-quality debt investments.


AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

The fund's investment objective is long-term growth of capital.

  The fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. The fund may also invest up to 25% of its total assets in foreign securities.

  The portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

AIM V.I. DIVERSIFIED INCOME FUND

The fund's investment objective is to achieve a high level of current income.

  The fund seeks to meet its objective by investing primarily in (1) domestic and foreign corporate debt securities; (2) U.S. Government securities, including U.S. Government agency mortgage-backed securities; (3) securities issued by foreign governments, their agencies or instrumentalities; and (4) lower-quality debt securities, i.e., "junk bonds," of U.S. and foreign companies. The fund's assets will normally be invested in each of these four sectors, however the fund may invest up to 100% of its total assets in U.S. Government securities.


  The fund may invest up to 50% of its total assets in foreign securities, including securities of issuers located in developing countries. Developing countries are those countries that are in the initial stages of their industrial cycles. The fund may invest up to 25% of its total assets in government securities of any one foreign country. The fund may also invest up to 10% of its total assets in equity securities and convertible debt securities of U.S. and foreign companies. The fund may invest in debt obligations issued by certain supranational entities, such as the World Bank.


  The portfolio managers focus on securities that they believe have favorable prospects for current income, whether denominated in the U.S. dollar or in other currencies. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


AIM V.I. GLOBAL UTILITIES FUND

The fund's investment objective is to achieve a high total return.


  The fund seeks to meet its objective by investing, normally, at least 80% of its net assets in domestic and foreign public utility companies. Public utility companies include companies that produce or supply electricity, natural gas, water, sanitary services, and telephone or telegraph, cable, satellite or other communication or information transmission services, as well as holding companies which derive at least 40% of their revenues from utility-related activities and companies that provide advanced technologies for use by the utilities industry. In complying with the 80% requirement, the fund will invest primarily in marketable equity securities, including convertible securities, and debt securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, which may include warrants, futures, options, exchange-traded funds and ADRs. The fund may also invest in non-utility securities, but generally will invest in securities of companies that derive revenues from utility-related activities such as providing services, equipment or fuel sources to utilities. Such companies may include those that provide maintenance services to electric, telephone or natural gas utilities, companies that provide energy sources such as coal or uranium, fuel service and equipment companies, companies that provide pollution control for water utilities, and companies that build pipelines or turbines which help produce electricity.



  The fund may invest up to 80% of its total assets in foreign securities, including securities of issuers located in developing countries. Developing countries are those countries that are in the initial stages of their industrial cycles. The fund will normally invest in the securities of companies located in at least four different countries, including the United States. The fund may invest a significant amount of its assets in the securities of U.S. issuers. The fund may invest up to 25% of its total assets in convertible securities. The fund may also invest up to 25% of its total assets in non-convertible bonds. The fund may invest up to 10% of its total assets in lower-quality debt securities, i.e., "junk bonds."


  The fund is a non-diversified portfolio. With respect to 50% of its total assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer. The portfolio managers focus on securities that have favorable prospects for high total return. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions the fund may invest up to 100% of its total assets in securities of U.S. issuers.

AIM V.I. GOVERNMENT SECURITIES FUND

The fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.


  The fund seeks to meet its objective by investing, normally, at least 80% of its net assets in debt securities issued, guaranteed or otherwise backed by the U.S. Government. In complying with the 80% requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, including: (1) U.S. Treasury obligations, and
(2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The fund intends to maintain a dollar-weighted average portfolio maturity of between three and ten years. The fund may invest in high-coupon U.S. Government agency mortgage-backed securities, which consist of interests in underlying mortgages with maturities of up to thirty years. The fund may also invest up to 20% of its net assets in foreign securities.


  The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concern for safety of principal. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

AIM V.I. GROWTH FUND

The fund's investment objective is to seek growth of capital.

  The fund seeks to meet its objective by investing principally in seasoned and better capitalized companies considered to have strong earnings momentum. The fund may also invest up to 25% of its total assets in foreign securities.

  The portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.


AIM V.I. HIGH YIELD FUND


The fund's investment objective is to achieve a high level of current income.


  The fund seeks to meet its objective by investing, normally, at least 80% of its net assets in non-investment grade debt securities, i.e., "junk bonds". The fund considers a bond to be a

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


junk bond if it is rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's. The fund will invest principally in junk bonds rated B or above by Moody's Investors Services, Inc. or Standard & Poor's Rating Services or deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities. In complying with the 80% requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, which may include futures and options.


  Although the portfolio managers focus on debt securities that they believe have favorable prospects for high current income, they also consider the possibility of growth of capital of the security. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.


AIM V.I. INTERNATIONAL GROWTH FUND (FORMERLY, AIM V.I. INTERNATIONAL EQUITY
FUND)


The fund's investment objective is to provide long-term growth of capital.

  The fund seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The fund intends to invest at least 70% of its total assets in marketable equity securities of foreign companies that are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. The fund will normally invest in companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The fund may invest up to 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies.

  The portfolio managers focus on companies that have experienced above-average, long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.


AIM V.I. MID CAP CORE EQUITY FUND (FORMERLY, AIM V.I. MID CAP EQUITY FUND)



The fund's investment objective is long-term growth of capital.



  The fund seeks to meet its objective by investing, normally, at least 80% of its net assets in equity securities, including convertible securities, of mid-cap companies. The fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the range of market capitalizations of companies, based on the trailing 12-month average, included in the Russell Midcap(R) Index. In complying with the 80% requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, which may include warrants, futures, options, exchange-traded funds and ADRs.



  The fund may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges or in investment-grade debt securities. The fund may also invest up to 25% of its total assets in foreign securities.



  In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially change.


AIM V.I. MONEY MARKET FUND

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  The fund seeks to meet its objective by investing only in high-quality U.S. dollar-denominated short-term obligations, including:

- securities issued by the U.S. Government or its agencies

- foreign government obligations

- bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks

- repurchase agreements

- commercial paper

- taxable municipal securities

- master notes

- cash equivalents

  The fund may invest up to 50% of its total assets in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 100% of its total assets in obligations issued by banks.

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                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

  The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

AIM V.I. NEW TECHNOLOGY FUND (FORMERLY, AIM V.I. TELECOMMUNICATIONS AND TECHNOLOGY FUND)

The fund's investment objective is long-term growth of capital.


  The fund seeks to meet its objective by investing, normally, at least 80% of its net assets in technology and science companies that the portfolio managers believe are likely to benefit from new or innovative products, services or processes. Such companies include those that develop, manufacture, or sell computer and electronic components and equipment, software, semiconductors, Internet technology, communications services and equipment, mobile communications, broadcasting, healthcare and medical technology, and biotechnology and medical devices. In complying with the 80% requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, which may include warrants, futures, options, exchange-traded funds and ADRs. While the fund will invest without regard to market capitalization, the fund expects to invest a significant portion of its assets in securities of small cap companies. Under normal conditions, the top 10 holdings may comprise up to one third of the fund's total assets. The fund may also invest up to 25% of its total assets in foreign securities.


  In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research; product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment.


AIM V.I. PREMIER EQUITY FUND (FORMERLY, AIM V.I. VALUE FUND)


The fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.


  The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets in equity securities, including convertible securities. In complying with the 80% requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and ADRs. The fund also may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund also may invest up to 25% of its total assets in foreign securities.


  The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities; and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.

ALL FUNDS (EXCEPT AIM V.I. MONEY MARKET FUND)


In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each fund may temporarily hold all or a portion of its assets in cash, or liquid assets.



  A larger cash position or liquid assets could detract from the achievement of the funds' objective(s), but could also reduce the funds' exposure in the event of a market downturn.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------


AIM V.I. AGGRESSIVE GROWTH FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

AIM V.I. BALANCED FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

  The values of convertible securities in which the fund invests may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.


AIM V.I. BASIC VALUE FUND



There is a risk you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the values of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.


AIM V.I. BLUE CHIP FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. CAPITAL APPRECIATION FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

AIM V.I. CAPITAL DEVELOPMENT FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities in the fund at a desirable price.

AIM V.I. CORE EQUITY FUND


There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND


There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

  The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

AIM V.I. DIVERSIFIED INCOME FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases may cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to this risk than are higher-quality bonds. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.

  Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

  U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium, which means that a faster principal prepayment rate than expected will reduce both the market value of and income from such securities.

  The prices of equity securities fluctuate in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. GLOBAL UTILITIES FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

  The value of the fund's shares is particularly vulnerable to factors affecting the utility company industry, such as substantial economic, operational, competitive, or regulatory changes. Such changes may, among other things, increase compliance costs or the costs of doing business. In addition, increases in fuel, energy and other prices have historically limited the growth potential of utility companies. Because the fund focuses its investments in the public utility industry, the value of your shares may rise and fall more than the value of shares of a fund that invests more broadly.

  Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. The value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

AIM V.I. GOVERNMENT SECURITIES FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The prices of high-coupon U.S. Government agency mortgage-backed securities fall more slowly when interest rates rise than do prices of other fixed-rate securities. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.

  High-coupon U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium. If the securities experience a faster principal prepayment rate than expected, both the market value of, and income from, such securities will decrease.


AIM V.I. GROWTH FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.


AIM V.I. HIGH YIELD FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. Junk bonds are less sensitive to this risk than are higher-quality bonds.

  Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic growth developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.


AIM V.I. INTERNATIONAL GROWTH FUND



There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. MID CAP CORE EQUITY FUND



There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

AIM V.I. MONEY MARKET FUND


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- interest rates could rise sharply, causing the value of the fund's securities, and share price, to drop

- any of the fund's holdings could have its credit rating downgraded or could default

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries

- the risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest.

AIM V.I. NEW TECHNOLOGY FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since many equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

  Because the fund focuses its investments in the technology and science industries, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

  The value of the fund's shares is particularly vulnerable to factors affecting the technology and science industries, such as substantial government regulations and the need for governmental approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology and science industries and the value of your shares include rapid obsolescence of products and services, short product cycles, and aggressive pricing. Many technology and science companies are small and at an early state of development and, therefore, may be subject to risks such as limited product lines, markets, and financial and managerial resources.

  The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  Because a large percentage of the fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the fund.


  The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may decrease the fund's total return.

AIM V.I. PREMIER EQUITY FUND


There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

ALL FUNDS (EXCEPT AIM V.I. MONEY MARKET FUND)

The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


  To the extent the funds hold cash or liquid assets rather than equity or long-term fixed income securities, the funds may not achieve their investment objective(s).

ALL FUNDS



If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each fund. A fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar charts and performance tables shown below do not reflect charges at the separate account level. If they did, the performance shown would be lower.



  Series II shares were first offered July 16, 2001. The performance shown for periods prior to December 31, 2001 reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of each fund).



  SEC Rules do not allow us to provide a bar chart and performance table for funds that do not have at least a full calendar year of performance.

ANNUAL TOTAL RETURNS

AIM V.I. AGGRESSIVE GROWTH FUND
-------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.


                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1999....................................   44.67%
2000....................................    2.60%
2001....................................  -26.06%



  During the periods shown in the bar chart, the highest quarterly return was 29.55% (quarter ended December 31, 1999) and the lowest quarterly return was -24.54% (quarter ended September 30, 2001).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------



AIM V.I. BALANCED FUND
-------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.


                                    [GRAPH]

                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1999....................................   19.31%
2000....................................   -4.20%
2001....................................  -11.42%



  During the periods shown in the bar chart, the highest quarterly return was 15.67% (quarter ended December 31, 1999) and the lowest quarterly return was -11.97% (quarter ended September 30, 2001).




AIM V.I. BLUE CHIP FUND
-------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.



                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
2000....................................   -8.18%
2001....................................  -22.54%



  During the period shown in the bar chart, the highest quarterly return was 12.52% (quarter ended December 31, 2001) and the lowest quarterly return was -19.83% (quarter ended March 31, 2001).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------



AIM V.I. CAPITAL APPRECIATION FUND
-------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.


                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1994....................................    2.50%
1995....................................   35.69%
1996....................................   17.58%
1997....................................   13.50%
1998....................................   19.30%
1999....................................   44.61%
2000....................................  -10.91%
2001....................................  -23.28%



  During the periods shown in the bar chart, the highest quarterly return was 35.78% (quarter ended December 31, 1999) and the lowest quarterly return was -23.09% (quarter ended September 30, 2001).




AIM V.I. CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.


                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1999....................................   29.10%
2000....................................    9.25%
2001....................................   -8.08%



  During the periods shown in the bar chart, the highest quarterly return was 29.66% (quarter ended December 31, 1999) and the lowest quarterly return was -19.39% (quarter ended September 30, 2001).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------



AIM V.I. CORE EQUITY FUND
-------------------------------------------------------------------------------



The following bar chart shows changes in the performance of the fund's shares from year to year.



                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1995....................................   33.86%
1996....................................   19.94%
1997....................................   25.72%
1998....................................   27.68%
1999....................................   34.25%
2000....................................  -14.56%
2001....................................  -22.83%



  During the periods shown in the bar chart, the highest quarterly return was 26.48% (quarter ended December 31, 1998) and the lowest quarterly return was -21.54% (quarter ended September 30, 2001).




AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
-------------------------------------------------------------------------------



The following bar chart shows changes in the performance of the fund's shares from year to year.



                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
2000....................................  -17.90%
2001....................................  -31.91%



  During the periods shown in the bar chart, the highest quarterly return was 23.67% (quarter ended December 31, 2001) and the lowest quarterly return was -31.55% (quarter ended March 31, 2001).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------



AIM V.I. DIVERSIFIED INCOME FUND
-------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.


                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1994....................................   -5.07%
1995....................................   19.02%
1996....................................   10.19%
1997....................................    9.39%
1998....................................    3.58%
1999....................................   -1.92%
2000....................................    0.69%
2001....................................    3.59%



  During the periods shown in the bar chart, the highest quarterly return was 5.54% (quarter ended June 30, 1995) and the lowest quarterly return was -3.16% (quarter ended March 31, 1994).




AIM V.I. GLOBAL UTILITIES FUND
-------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.


                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1995....................................   26.74%
1996....................................   12.07%
1997....................................   21.63%
1998....................................   16.49%
1999....................................   33.56%
2000....................................   -2.28%
2001....................................  -27.93%



  During the periods shown in the bar chart, the highest quarterly return was 25.88% (quarter ended December 31, 1999) and the lowest quarterly return was -15.76% (quarter ended September 30, 2001).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------



AIM V.I. GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.


                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1994....................................   -3.73%
1995....................................   15.56%
1996....................................    2.29%
1997....................................    8.16%
1998....................................    7.73%
1999....................................   -1.32%
2000....................................   10.12%
2001....................................    6.41%



  During the periods shown in the bar chart, the highest quarterly return was 5.48% (quarter ended June 30, 1995) and the lowest quarterly return was -2.82% (quarter ended March 31, 1994).




AIM V.I. GROWTH FUND
-------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.


                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1994....................................   -2.48%
1995....................................   34.77%
1996....................................   18.09%
1997....................................   26.87%
1998....................................   34.12%
1999....................................   35.24%
2000....................................  -20.49%
2001....................................  -33.88%



  During the periods shown in the bar chart, the highest quarterly return was 27.80% (quarter ended December 31, 1998) and the lowest quarterly return was -27.44% (quarter ended March 31, 2001).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------



AIM V.I. HIGH YIELD FUND
-------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.


                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1999....................................   10.52%
2000....................................  -19.01%
2001....................................   -5.00%



  During the periods shown in the bar chart, the highest quarterly return was 7.13% (quarter ended December 31, 2001) and the lowest quarterly return was -14.05% (quarter ended December 31, 2000).




AIM V.I. INTERNATIONAL GROWTH FUND
-------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.

                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1994....................................   -1.61%
1995....................................   17.24%
1996....................................   20.05%
1997....................................    6.94%
1998....................................   15.49%
1999....................................   55.04%
2000....................................  -26.40%
2001....................................  -23.53%


  During the periods shown in the bar chart, the highest quarterly return was 41.88% (quarter ended December 31, 1999) and the lowest quarterly return was -16.60% (quarter ended March 31, 2001).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------



AIM V.I. MONEY MARKET FUND
-------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.


                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1994....................................    3.64%
1995....................................    5.70%
1996....................................    4.95%
1997....................................    5.13%
1998....................................    5.06%
1999....................................    4.66%
2000....................................    5.83%
2001....................................    3.61%



  During the periods shown in the bar chart, the highest quarterly return was 1.49% (quarter ended December 31, 2000) and the lowest quarterly return was 0.51% (quarter ended December 31, 2001).




AIM V.I. NEW TECHNOLOGY FUND
-------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.


                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1994....................................    7.15%
1995....................................   23.66%
1996....................................   19.34%
1997....................................   14.56%
1998....................................   22.11%
1999....................................  106.52%
2000....................................  -36.29%
2001....................................  -47.47%



  During the periods shown in the bar chart, the highest quarterly return was 63.10% (quarter ended December 31, 1999) and the lowest quarterly return was -50.03% (quarter ended March 31, 2001). For periods prior to October 15, 1999, the performance shown relates to a predecessor fund. In addition, for periods prior to May 1, 2000 performance shown above relates to the fund before changing its investment strategy to emphasize securities of companies in the technology industry as well as the telecommunications industry. Effective May 1, 2001, the fund changed its investment strategy to increase its emphasis on the technology industry and decrease its emphasis on the telecommunications industry.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------



AIM V.I. PREMIER EQUITY FUND
-------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's shares from year to year.

                                          Annual
Year Ended                                 Total
December 31                               Returns
-----------                               -------
1994....................................    4.04%
1995....................................   36.25%
1996....................................   15.02%
1997....................................   23.69%
1998....................................   32.41%
1999....................................   29.90%
2000....................................  -14.65%
2001....................................  -12.56%


  During the periods shown in the bar chart, the highest quarterly return was 27.04% (quarter ended December 31, 1998) and the lowest quarterly return was 15.58% (quarter ended September 30, 2001).

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------



PERFORMANCE TABLES



The following performance tables compare the fund's Series I shares' performance to that of broad-based securities market indices. The AIM V.I. Money Market Fund's Series I share's performance table reflects the fund's performance over the periods indicated. The performance tables reflect the historical results of the Series I shares through December 31, 2001, and not the Series II shares, which were first offered on July 16, 2001. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown.




AIM V.I. AGGRESSIVE GROWTH FUND



AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------
(for the periods ended                                        SINCE     INCEPTION
December 31, 2001)                                 1 YEAR   INCEPTION       DATE
---------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                  (26.06)%     2.30%     05/01/98
Russell 2500(TM) Index(1)                         (1.22)%     4.82%(2)  04/30/98(2)
---------------------------------------------------------------------------------



(1) The Russell 2500(TM) Index measures the performance of the 2,500 smallest companies in the Russell 3000--Registered Trademark-- Index, which represents approximately 17% of the total market capitalization of the Russell 3000--Registered Trademark-- Index.


(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.




AIM V.I. BALANCED FUND



AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------
(for the periods ended                                        SINCE     INCEPTION
December 31, 2001)                                 1 YEAR   INCEPTION       DATE
---------------------------------------------------------------------------------
AIM V.I. Balanced Fund                           (11.42)%     3.74%     05/01/98
Standard & Poor's 500 Index(1)                   (11.88)%     2.20%(2)  04/30/98(2)
---------------------------------------------------------------------------------


(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.




AIM V.I. BLUE CHIP FUND



AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------
(for the periods ended                                         SINCE    INCEPTION
December 31, 2001)                                 1 YEAR   INCEPTION       DATE
---------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                          (22.54)%   (15.63)%    12/29/99
Russell 1000--Registered Trademark-- Index(1)    (12.45)%   (10.15)%(2) 12/31/99(2)
---------------------------------------------------------------------------------


(1) The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------



AIM V.I. CAPITAL APPRECIATION FUND



AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------
(for the periods ended                                                SINCE     INCEPTION
December 31, 2001)                               1 YEAR   5 YEARS   INCEPTION       DATE
-----------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund               (23.28)%  6.00%     11.75%     05/05/93
Standard & Poor's 500 Index(1)                   (11.88)% 10.70%     13.85%(2)  04/30/93(2)
-----------------------------------------------------------------------------------------


(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.




AIM V.I. CAPITAL DEVELOPMENT FUND



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                                      SINCE     INCEPTION
December 31, 2001)                               1 YEAR   INCEPTION       DATE
-------------------------------------------------------------------------------
AIM V.I. Capital Development Fund                (8.08)%    5.07%     05/01/98
Russell 2500(TM) Index(1)                         1.22%     4.82%(2)  04/30/98(2)
-------------------------------------------------------------------------------



(1) The Russell 2500(TM) Index measures the performance of the 2,500 smallest companies in the Russell 3000--Registered Trademark-- Index, which represents approximately 17% of the total market capitalization of the Russell 3000--Registered Trademark-- Index.


(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.




AIM V.I. CORE EQUITY FUND



AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------
(for the periods ended                                                SINCE     INCEPTION
December 31, 2001)                               1 YEAR   5 YEARS   INCEPTION       DATE
-----------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                        (22.83)%  7.28%     11.36%     05/02/94
Standard & Poor's 500 Index(1)                   (11.88)% 10.70%     15.02%(2)  04/30/94(2)
-----------------------------------------------------------------------------------------



(1)The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.


(2)The average annual total return given is since the date closest to the inception date of the fund's Series I shares.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------



AIM V.I. DENT DEMOGRAPHIC TRENDS FUND



AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------
(for the periods ended                                         SINCE    INCEPTION
December 31, 2001)                                 1 YEAR   INCEPTION       DATE
---------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund            (31.91)%   (25.17)%    12/29/99
Russell 3000(R) Index(1)                         (11.46)%    (9.48)%(2) 12/31/99(2)
---------------------------------------------------------------------------------


(1) The Russell 3000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.




AIM V.I. DIVERSIFIED INCOME FUND



AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------
(for the periods ended                                                SINCE     INCEPTION
December 31, 2001)                               1 YEAR   5 YEARS   INCEPTION       DATE
-----------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund                 3.59%     3.00%      5.04%     05/05/93
Lehman Aggregate Bond Index(1)                   8.44%     7.43%      6.91%(2)  04/30/93(2)
-----------------------------------------------------------------------------------------


(1) The Lehman Aggregate Bond Index is an unmanaged index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.




AIM V.I. GLOBAL UTILITIES FUND



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                                                  SINCE     INCEPTION
December 31, 2001)                                 1 YEAR   5 YEARS   INCEPTION       DATE
-------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                   (27.93)%    5.91%      8.26%     05/02/94
Standard & Poor's 500 Index(1)                   (11.88)%   10.70%     15.02%(3)  04/30/94(3)
Lipper Utility Fund Index(2)                     (21.35)%    7.80%      9.03%(3)  04/30/94(3)
-------------------------------------------------------------------------------------------


(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.
(2) Lipper Utility Fund Index measures the performance of the 30 largest utilities funds charted by Lipper Inc., an independent mutual funds performance monitor.

(3) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------



AIM V.I. GOVERNMENT SECURITIES FUND



AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------
(for the periods ended                                                SINCE     INCEPTION
December 31, 2001)                               1 YEAR   5 YEARS   INCEPTION       DATE
-----------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund              6.41%     6.15%      5.49%     05/05/93
Lehman Intermediate Government Bond Index(1)     8.42%     7.06%      6.33%(2)  04/30/93(2)
-----------------------------------------------------------------------------------------


(1) The Lehman Intermediate Government Bond Index is an unmanaged composite generally considered representative of intermediate publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government.

(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.




AIM V.I. GROWTH FUND



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                                                  SINCE     INCEPTION
December 31, 2001)                                 1 YEAR   5 YEARS   INCEPTION       DATE
-------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                             (33.88)%    3.88%      8.81%     05/05/93
Standard & Poor's 500 Index(1)                   (11.88)%   10.70%     13.85%(2)  04/30/93(2)
-------------------------------------------------------------------------------------------


(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.




AIM V.I. HIGH YIELD FUND



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                                       SINCE    INCEPTION
December 31, 2001)                               1 YEAR   INCEPTION       DATE
-------------------------------------------------------------------------------
AIM V.I. High Yield Fund                         (5.00)%   (6.36)%    05/01/98
Lehman High Yield Index(1)                        5.28%    (0.10)%(2) 04/30/98(2)
-------------------------------------------------------------------------------



(1) The Lehman High Yield Index is an index that includes all fixed-income securities having a maximum quality rating of Ba1 (including defaulted issues), a minimum amount outstanding of $100 million, and at least one year to maturity.


(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------



AIM V.I. INTERNATIONAL GROWTH FUND



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                                                  SINCE     INCEPTION
December 31, 2001)                                 1 YEAR   5 YEARS   INCEPTION       DATE
-------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund               (23.53)%    1.51%      6.85%     05/05/93
Morgan Stanley Capital International EAFE
Index(1)                                         (21.44)%    0.89%      4.27%(2)  04/30/93(2)
-------------------------------------------------------------------------------------------


(1) The Morgan Stanley Capital International Europe, Australasia and Far East Index measures performance of global stock markets in 20 developed countries.

(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.




AIM V.I. MONEY MARKET FUND



AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------
(for the periods ended                                                SINCE     INCEPTION
December 31, 2001)                               1 YEAR   5 YEARS   INCEPTION       DATE
-----------------------------------------------------------------------------------------
AIM V.I. Money Market Fund                       3.61%     4.86%      4.63%     05/05/93
-----------------------------------------------------------------------------------------



     The AIM V.I. Money Market Fund's seven day yield on December 31, 2001 was 1.52%. For the current seven day yield, call (800) 347-4246.




AIM V.I. NEW TECHNOLOGY FUND



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                                                    SINCE    INCEPTION
December 31, 2001)                                 1 YEAR    5 YEARS   INCEPTION       DATE
--------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund(1)                  (47.47)%    (0.67)%    (6.41)%    10/18/93
Standard & Poor's 500 Index(2)                   (11.88)%   (10.70)%   (13.71)%(3) 10/31/93(3)
--------------------------------------------------------------------------------------------



(1) For periods prior to October 15, 1999, the performance shown relates to a predecessor fund. In addition, for periods prior to May 1, 2000, performance shown above relates to the fund before changing its investment strategy to include securities of companies in the technology industry. Effective May 1, 2001, the fund changed its investment strategy to increase its emphasis on the technology industry and decrease its emphasis on the telecommunications industry.

(2) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

(3) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------



AIM V.I. PREMIER EQUITY FUND



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                                                  SINCE     INCEPTION
December 31, 2001)                                 1 YEAR   5 YEARS   INCEPTION       DATE
-------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                     (12.56)%    9.69%     13.41%     05/05/93
Standard & Poor's 500 Index(1)                   (11.88)%   10.70%     13.85%(2)  04/30/93(2)
-------------------------------------------------------------------------------------------


(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS


A I M Advisors, Inc. (the advisor) serves as each fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of each fund's operations and provides investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds. H.S. Dent Advisors, Inc. (the subadvisor) serves as the subadvisor for AIM V.I. Dent Demographic Trends Fund, and is located at 6515 Gwin Road, Oakland, California 94611. The subadvisor is responsible for providing the advisor with macroeconomic, thematic, demographic, lifestyle trends and sector research, custom reports and investment and market capitalization recommendations for the fund. The subadvisor has acted as an investment advisor for the AIM V.I. Dent Demographic Trends Fund since 1999.



  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the funds, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION



During the fiscal year ended December 31, 2001, the advisor received compensation from the following funds as a percentage of each fund's average daily net assets as follows:



                                        ADVISORY
FUND                                      FEE
----                                    --------
AIM V.I. Aggressive Growth Fund               %
AIM V.I. Balanced Fund                        %
AIM V.I. Basic Value Fund
AIM V.I. Blue Chip Fund                       %
AIM V.I. Capital Appreciation Fund            %
AIM V.I. Capital Development Fund             %
AIM V.I. Core Equity Fund                     %
AIM V.I. Dent Demographic Trends Fund         %
AIM V.I. Diversified Income Fund              %
AIM V.I. Global Utilities Fund                %
AIM V.I. Government Securities Fund           %
AIM V.I. Growth Fund                          %
AIM V.I. High Yield Fund                      %
AIM V.I. International Growth Fund            %
AIM V.I. Mid Cap Core Equity Fund
AIM V.I. Money Market Fund                    %
AIM V.I. New Technology Fund                  %
AIM V.I. Premier Equity Fund                  %



PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of each fund's portfolio are as follows:

AIM V.I. AGGRESSIVE GROWTH FUND

- Ryan E. Crane, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

- Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.


- Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst for Prudential Securities.


AIM V.I. BALANCED FUND

- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

- Claude C. Cody, IV, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.


- Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.


- Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.

- Meggan M. Walsh, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1991.


AIM V.I. BASIC VALUE FUND



- Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was Portfolio Manager for American Indemnity Company.



- Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager for Luther King Capital Management.



- Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and Portfolio Manager for Van Kampen American Capital Asset Management, Inc.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


AIM V.I. BLUE CHIP FUND

- Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.

- Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1986.

AIM V.I. CAPITAL APPRECIATION FUND

- David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1982.

- Ryan E. Crane, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1994.

- Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.


- Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst for Prudential Securities.


- Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

AIM V.I. CAPITAL DEVELOPMENT FUND


- Edgar M. Larsen, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996.


- Paul J. Rasplicka, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.


AIM V.I. CORE EQUITY FUND



- Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.



- Michael Yellen, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.


AIM V.I. DENT DEMOGRAPHIC TRENDS FUND


- Edgar M. Larsen, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.


- Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1987.

AIM V.I. DIVERSIFIED INCOME FUND

- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1992.


- Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.


- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.

AIM V.I. GLOBAL UTILITIES FUND

- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1994 and has been associated with the advisor and/or its affiliates since 1992.

- Claude C. Cody, IV, Senior Portfolio Manager, who has been responsible for the fund since 1994 and has been associated with the advisor and/or its affiliates since 1992.


- Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.


- Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1989.

- Meggan M. Walsh, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1991.

AIM V.I. GOVERNMENT SECURITIES FUND

- Laurie F. Bignac, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

- Clint Dudley, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. Prior to 1998, he was a full time student.

- Scot W. Johnson, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

- Karen Dunn Kelley, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

- Lyman Missimer III, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been affiliated with the advisor and/or its affiliates since 1995.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


AIM V.I. GROWTH FUND


- Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995.



- Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1987.


AIM V.I. HIGH YIELD FUND

- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

- Peter Ehret, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2001. From 1992 to 2001, he was director of high yield research and portfolio manager for Van Kampen Investment Advisory Corp.


- Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.


- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

- Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1989.


AIM V.I. INTERNATIONAL GROWTH FUND


- A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.


- Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.


- Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

- Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.


AIM V.I. MID CAP CORE EQUITY FUND



- Paul J. Rasplicka, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1994.



- Robert A. Shelton, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1995.



- Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.


AIM V.I. NEW TECHNOLOGY FUND

- David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1982.

- Abel Garcia, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 2000. From 1984 to 2000, he was a Senior Portfolio Manager for Waddell & Reed.


- Robert Lloyd, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was a trader with American Electric Power.

AIM V.I. PREMIER EQUITY FUND


- Joel E. Dobberpuhl, Senior Portfolio Manager, who has been responsible for the fund since 1993, and has been associated with the advisor and/or its affiliates since 1990.


- Evan G. Harrel, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager of Van Kampen American Capital Asset Management, Inc. and portfolio manager for various growth and equity funds.


- Robert A. Shelton, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------


PURCHASE AND REDEMPTION OF SHARES
Each fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in each fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.
  Shares of the funds are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The funds currently offers shares only to insurance company separate accounts. In the future, the funds may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the funds, and the interests of plan participants investing in the funds, may conflict.

  Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the funds will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES
Each of the funds prices its shares based on its net asset value. The funds, except AIM V.I. Money Market Fund, value portfolio securities for which market quotations are readily available at market value. The funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM V.I. Money Market Fund values all of its securities based on the amortized cost method. The funds, except AIM V.I. Money Market Fund, value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that a fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because some of the funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business.

TAXES
The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the funds. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

Each fund other than AIM V.I. Money Market Fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. AIM V.I. Money Market Fund generally declares on each business day and pays any dividends daily. All of the fund's distributions will consist primarily of capital gains, except for AIM V.I. Diversified Income Fund, AIM V.I. Government Securities Fund, AIM V.I. High Yield Fund and AIM V.I. Money Market Fund which will consist primarily of ordinary income.


CAPITAL GAINS DISTRIBUTIONS
Each fund other than AIM V.I. Money Market Fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies. AIM V.I. Money Market Fund may distribute net realized short-term gains, if any, more frequently.
  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of that fund.

SHARE CLASSES
Each fund has two classes of shares, Series I and Series II. Each class is identical except that Series II has a distribution plan or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN
The funds have adopted a distribution or "Rule 12b-1" plan for their Series II shares. The plan allows the funds to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of each fund). Because the funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

FUTURE FUND CLOSURE

Due to the sometime limited availability of common stocks of small-cap companies that meet the investment criteria for AIM V.I. Aggressive Growth Fund, the fund may periodically suspend or limit the offering of its shares and it will be closed to new participants when fund assets reach $200 million.
  During closed periods, the fund will accept additional investments from existing participants.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of each fund's Series II shares. Certain information reflects financial results for a single Series II share.


  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of each fund outstanding during each of the fiscal years (or periods) indicated.


  This information has been audited by [          ], whose report, along with
the fund's financial statements, is included in each fund's annual report, which is available upon request.





AIM V.I. AGGRESSIVE GROWTH FUND
-------------------------------------------------------------------------------


                                                                     JULY 16
                                                                 (DATE OPERATIONS
                                                                COMMENCED) THROUGH
                                                                DECEMBER 31, 2001
                                                                ------------------
Net asset value, beginning of period                                  $10.00
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          0.04
----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        (0.14)
==================================================================================
    Total from investment operations                                   (0.10)
==================================================================================
Less distributions from net investment income                          (0.05)
==================================================================================
Net asset value, end of period                                        $ 9.85
__________________________________________________________________________________
==================================================================================
Total return(b)                                                        (0.94)%
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $4,399
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                      1.16%(d)
----------------------------------------------------------------------------------
  Without fee waivers                                                   4.62%(d)
==================================================================================
Ratio of net investment income (loss) to average net assets             0.96%(d)
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate                                                   30%
__________________________________________________________________________________
==================================================================================


(a) Calculated using average shares outstanding.

(b) Total return is not annualized for periods less than one year. Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.


(c) Ratios are based on average daily net assets of $        .


(d) Annualized.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


AIM V.I. BALANCED FUND
-------------------------------------------------------------------------------


                                                                     JULY 16
                                                                 (DATE OPERATIONS
                                                                COMMENCED) THROUGH
                                                                DECEMBER 31, 2001
                                                                ------------------
Net asset value, beginning of period                                 $ 10.00
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.12
----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                         1.18
==================================================================================
    Total from investment operations                                    1.30
==================================================================================
Less distributions:
  Dividends from net investment income                                 (0.14)
----------------------------------------------------------------------------------
  Distributions from net realized gains                                (0.02)
==================================================================================
    Total distributions                                                (0.16)
==================================================================================
Net asset value, end of period                                       $ 11.14
__________________________________________________________________________________
==================================================================================
Total return(b)                                                        13.02%
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $10,343
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                      1.18%(d)
----------------------------------------------------------------------------------
  Without fee waivers                                                   2.83%(d)
==================================================================================
Ratio of net investment income to average net assets                    3.71%(d)
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate                                                    9%
__________________________________________________________________________________
==================================================================================


(a) Calculated using average shares outstanding.
(b) Total return is not annualized for periods less than one year. Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.

(c) Ratios are based on average daily net assets of $        .

(d) Annualized.



AIM V.I. BASIC VALUE FUND
-------------------------------------------------------------------------------



                                                                SEPTEMBER 10,
                                                               (DATE OPERATIONS
                                                              COMMENCED) THROUGH
                                                              DECEMBER 31, 2001
                                                              ------------------
Net asset value, beginning of period                                $10.00(a)
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 --
--------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                         --
================================================================================
    Total from investment operations                                    --
================================================================================
Less distributions paid from net investment income                      --
================================================================================
Net asset value, end of period                                      $10.00
________________________________________________________________________________
================================================================================
Total return(d)                                                         --
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $1,000
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                        (c)
--------------------------------------------------------------------------------
  Without fee waivers                                                     (c)
================================================================================
Ratio of net investment income to average net assets                      (c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                                                 --
________________________________________________________________________________
================================================================================



(a) Calculated using average shares outstanding.


(b) Ratios are based on average daily net assets of $        .


(c) Annualized.


(d) Total return is not annualized for periods less than one year. Total return does not reflect charges at the separate account level.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. BLUE CHIP FUND
-------------------------------------------------------------------------------


                                                                     JULY 16
                                                                 (DATE OPERATIONS
                                                                COMMENCED) THROUGH
                                                                DECEMBER 31, 2001
                                                                ------------------
Net asset value, beginning of period                                  $10.00
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                   --
----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                           --
==================================================================================
    Total from investment operations                                      --
==================================================================================
Less distributions paid from net investment income                        --
==================================================================================
Net asset value, end of period                                        $10.00
__________________________________________________________________________________
==================================================================================
Total return(d)                                                           --
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $1,000
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                      1.30%(c)
----------------------------------------------------------------------------------
  Without fee waivers                                                  12.49%(c)
==================================================================================
Ratio of net investment income to average net assets                    3.07%(c)
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate                                                   --
__________________________________________________________________________________
==================================================================================


(a) Calculated using average shares outstanding.

(b) Ratios are based on average daily net assets of $        .

(c) Annualized.
(d) Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.

AIM V.I. CAPITAL APPRECIATION FUND
-------------------------------------------------------------------------------


                                                                     JULY 16
                                                                 (DATE OPERATIONS
                                                                COMMENCED) THROUGH
                                                                DECEMBER 31, 2001
                                                                ------------------
Net asset value, beginning of period                                  $
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
==================================================================================
    Total from investment operations
==================================================================================
Less distributions:
  Dividends from net investment income
----------------------------------------------------------------------------------
  Distributions from net realized gains
==================================================================================
    Total distributions
==================================================================================
Net asset value, end of period                                        $
__________________________________________________________________________________
==================================================================================
Total return(b)                                                            %
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets                                    %
==================================================================================
Ratio of net investment income (loss) to average net assets                %
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate                                                    %
__________________________________________________________________________________
==================================================================================



(a) Ratios are based on average daily net assets of $        .

(b) Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------


                                                                      JULY 16
                                                                  (DATE OPERATIONS
                                                                 COMMENCED) THROUGH
                                                                DECEMBER 31, 2001(a)
                                                                --------------------
Net asset value, beginning of period                                   $10.00
------------------------------------------------------------------------------------

Income from investment operations:

  Net investment income (loss)                                           0.03
------------------------------------------------------------------------------------

  Net gains (losses) on securities (both realized and
    unrealized)                                                         (0.78)
====================================================================================

    Total from investment operations                                    (0.75)
====================================================================================

Less distributions from net investment income                           (0.04)
====================================================================================

Net asset value, end of period                                         $ 9.21
____________________________________________________________________________________
====================================================================================

Total return(b)                                                         (7.51)%
____________________________________________________________________________________
====================================================================================

Ratios/supplemental data:

Net assets, end of period (000s omitted)                               $3,172
____________________________________________________________________________________
====================================================================================

Ratio of expenses to average net assets:
  With fee waivers                                                       1.21%(d)
------------------------------------------------------------------------------------

  Without fee waivers                                                    5.80%(d)
====================================================================================

Ratio of net investment income (loss) to average net assets              0.62%(d)
____________________________________________________________________________________
====================================================================================

Portfolio turnover rate                                                    45%
____________________________________________________________________________________
====================================================================================



(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.

(c) Ratios are based on average daily net assets of $        .



(d) Annualized.

AIM V.I. CORE EQUITY FUND
-------------------------------------------------------------------------------



                                                                      JULY 16
                                                                  (DATE OPERATIONS
                                                                 COMMENCED) THROUGH
                                                                DECEMBER 31, 2001(a)
                                                                --------------------
Net asset value, beginning of period                                   $
------------------------------------------------------------------------------------

Income from investment operations:

  Net investment income
------------------------------------------------------------------------------------

  Net gains (losses) on securities (both realized and
    unrealized)
====================================================================================

    Total from investment operations
====================================================================================

Less distributions:

  Dividends from net investment income
------------------------------------------------------------------------------------

  Distributions from net realized gains
====================================================================================

    Total distributions
====================================================================================

Net asset value, end of period                                         $
____________________________________________________________________________________
====================================================================================

Total return(c)                                                              %
____________________________________________________________________________________
====================================================================================

Ratios/supplemental data:

Net assets, end of period (000s omitted)                               $
____________________________________________________________________________________
====================================================================================

Ratio of expenses to average net assets                                      %
====================================================================================

Ratio of net investment income to average net assets                         %
____________________________________________________________________________________
====================================================================================

Portfolio turnover rate                                                      %
____________________________________________________________________________________
====================================================================================




(a) Calculated using average shares outstanding.


(b) Ratios are based on average daily net assets of $        .


(c) Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
-------------------------------------------------------------------------------


                                                                        JULY 16
                                                                    (DATE OPERATIONS
                                                                   COMMENCED) THROUGH
                                                                   DECEMBER 31, 2001
                                                                   ------------------
Net asset value, beginning of period                                     $10.00
-------------------------------------------------------------------------------------

Income from investment operations:
  Net investment loss                                                        --
-------------------------------------------------------------------------------------

  Net gains (losses) on securities (both realized and
    unrealized)                                                              --
=====================================================================================

    Total from investment operations                                         --
=====================================================================================

Less distributions from net investment income                                --
=====================================================================================

Net asset value, end of period                                           $10.00
_____________________________________________________________________________________
=====================================================================================

Total return(b)                                                              --
_____________________________________________________________________________________
=====================================================================================

Ratios/supplemental data:

Net assets, end of period (000s omitted)                                 $1,000
_____________________________________________________________________________________
=====================================================================================

Ratio of expenses to average net assets:
  With fee waivers                                                         1.40%(d)
-------------------------------------------------------------------------------------

  Without fee waivers                                                     12.58%(d)
=====================================================================================

Ratio of net investment income (loss) to average net assets                2.96%(d)
_____________________________________________________________________________________
=====================================================================================

Portfolio turnover rate                                                      --
_____________________________________________________________________________________
=====================================================================================



(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.

(c) Ratios are based on average daily net assets of $        .


(d) Annualized.

AIM V.I. DIVERSIFIED INCOME FUND
-------------------------------------------------------------------------------


                                                                        JULY 16
                                                                    (DATE OPERATIONS
                                                                   COMMENCED) THROUGH
                                                                   DECEMBER 31, 2001
                                                                   ------------------
Net asset value, beginning of period                                     $
-------------------------------------------------------------------------------------

Income from investment operations:
  Net investment income
-------------------------------------------------------------------------------------

  Net gains (losses) on securities (both realized and
    unrealized)
=====================================================================================

    Total from investment operations
=====================================================================================

Less distributions:
  Dividends from net investment income
-------------------------------------------------------------------------------------

  Distributions from net realized gains
=====================================================================================

    Total distributions
=====================================================================================

Net asset value, end of period                                           $
_____________________________________________________________________________________
=====================================================================================

Total return(c)                                                                %
_____________________________________________________________________________________
=====================================================================================

Ratios/supplemental data:

Net assets, end of period (000s omitted)                                 $
_____________________________________________________________________________________
=====================================================================================

Ratio of expenses to average net assets                                        %
=====================================================================================

Ratio of net investment income to average net assets                           %
_____________________________________________________________________________________
=====================================================================================

Portfolio turnover rate                                                        %
_____________________________________________________________________________________
=====================================================================================



(a) Calculated using average shares outstanding.

(b) Ratios are based on average daily net assets of $        .

(c) Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------


AIM V.I. GLOBAL UTILITIES FUND
-------------------------------------------------------------------------------


                                                                        JULY 16
                                                                    (DATE OPERATIONS
                                                                   COMMENCED) THROUGH
                                                                   DECEMBER 31, 2001
                                                                   ------------------
Net asset value, beginning of period                                     $
-------------------------------------------------------------------------------------

Income from investment operations:
  Net investment income
-------------------------------------------------------------------------------------

  Net gains (losses) on securities (both realized and
    unrealized)
=====================================================================================

    Total from investment operations
=====================================================================================

Less distributions:

  Dividends from net investment income
-------------------------------------------------------------------------------------

  Distributions from net realized gains
=====================================================================================

    Total distributions
=====================================================================================

Net asset value, end of period                                           $
_____________________________________________________________________________________
=====================================================================================

Total return(c)                                                                %
_____________________________________________________________________________________
=====================================================================================

Ratios/supplemental data:

Net assets, end of period (000s omitted)                                 $
_____________________________________________________________________________________
=====================================================================================

Ratio of expenses to average net assets                                        %
=====================================================================================

Ratio of net investment income to average net assets                           %
_____________________________________________________________________________________
=====================================================================================

Portfolio turnover rate                                                        %
_____________________________________________________________________________________
=====================================================================================



(a) Calculated using average shares outstanding.

(b) Ratios are based on average daily net assets of $        .


(c) Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.


AIM V.I. GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------


                                                                        JULY 16
                                                                    (DATE OPERATIONS
                                                                   COMMENCED) THROUGH
                                                                   DECEMBER 31, 2001
                                                                   ------------------
Net asset value, beginning of period                                     $
-------------------------------------------------------------------------------------

Income from investment operations:

  Net investment income
-------------------------------------------------------------------------------------

  Net gains (losses) on securities (both realized and
    unrealized)
=====================================================================================

    Total from investment operations
=====================================================================================

Less dividends from net investment income
=====================================================================================

Net asset value, end of period                                           $
_____________________________________________________________________________________
=====================================================================================

Total return(c)                                                                %
_____________________________________________________________________________________
=====================================================================================

Ratios/supplemental data:

Net assets, end of period (000s omitted)                                 $
_____________________________________________________________________________________
=====================================================================================

Ratio of expenses to average net assets (including interest
  expense):                                                                    %
=====================================================================================

Ratio of expenses to average net assets (excluding interest
  expense):                                                                    %
=====================================================================================

Ratio of net investment income to average net assets                           %
=====================================================================================

Ratio of interest expense to average net assets                                %
_____________________________________________________________________________________
=====================================================================================

Portfolio turnover rate                                                        %
_____________________________________________________________________________________
=====================================================================================



(a) Calculated using average shares outstanding.

(b) Ratios are based on average daily net assets of $        .

(c) Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.

                        --------------------------------
                          AIM VARIABLE INSURANCE FUNDS
                        --------------------------------


AIM V.I. GROWTH FUND
--------------------------------------------------------------------------------


                                                                        JULY 16
                                                                    (DATE OPERATIONS
                                                                   COMMENCED) THROUGH
                                                                   DECEMBER 31, 2001
                                                                   ------------------
Net asset value, beginning of period                                     $
-------------------------------------------------------------------------------------

Income from investment operations:
  Net investment income
-------------------------------------------------------------------------------------

  Net gains (losses) on securities (both realized and unrealized)
=====================================================================================

    Total from investment operations
=====================================================================================

Less distributions:
   Dividends from net investment income
-------------------------------------------------------------------------------------
  Distributions from net realized gains
=====================================================================================
    Total distributions
=====================================================================================
Net asset value, end of period                                           $
_____________________________________________________________________________________
=====================================================================================
Total return(c)                                                                %
_____________________________________________________________________________________
=====================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                                 $
_____________________________________________________________________________________
=====================================================================================

Ratio of expenses to average net assets                                        %
=====================================================================================

Ratio of net investment income to average net assets                           %
_____________________________________________________________________________________
=====================================================================================

Portfolio turnover rate                                                        %
_____________________________________________________________________________________
=====================================================================================



(a) Calculated using average shares outstanding.

(b) Ratios are based on average daily net assets of $        .


(c) Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.


AIM V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------


                                                                        JULY 16
                                                                    (DATE OPERATIONS
                                                                   COMMENCED) THROUGH
                                                                   DECEMBER 31, 2001
                                                                   ------------------
Net asset value, beginning of period                                     $10.00
-------------------------------------------------------------------------------------

Income from investment operations:
  Net investment income                                                    0.39
-------------------------------------------------------------------------------------

  Net gains (losses) on securities (both realized and unrealized)         (1.15)
=====================================================================================

    Total from investment operations                                      (0.76)
=====================================================================================

Less distributions from net investment income                             (0.40)
=====================================================================================

Net asset value, end of period                                           $ 8.84
_____________________________________________________________________________________
=====================================================================================

Total return(b)                                                           (7.61)%
_____________________________________________________________________________________
=====================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                                 $7,966
_____________________________________________________________________________________
=====================================================================================

Ratio of expenses to average net assets:
  With fee waivers                                                         1.13%(d)
-------------------------------------------------------------------------------------

  Without fee waivers                                                      2.50%(d)
=====================================================================================

Ratio of net investment income to average net assets                       9.75%(d)
_____________________________________________________________________________________
=====================================================================================

Portfolio turnover rate                                                      39%
_____________________________________________________________________________________
=====================================================================================



(a) Calculated using average shares outstanding.
(b) Total return is not annualized for periods less than one year. Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.

(c) Ratios are based on average daily net assets of $        .

(d) Annualized.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------



AIM V.I. INTERNATIONAL GROWTH FUND
-------------------------------------------------------------------------------



                                                                 SEPTEMBER 10
                                                               (DATE OPERATIONS
                                                              COMMENCED) THROUGH
                                                              DECEMBER 31, 2001
                                                              ------------------
Net asset value, beginning of period                                $
--------------------------------------------------------------------------------

Income from investment operations:

  Net investment income
--------------------------------------------------------------------------------

  Net gains (losses) on securities (both realized and
    unrealized)
================================================================================

    Total from investment operations
================================================================================

Less distributions:

  Dividends from net investment income
--------------------------------------------------------------------------------

  Distributions from net realized gains
================================================================================

    Total distributions
================================================================================

Net asset value, end of period                                      $
________________________________________________________________________________
================================================================================

Total return(c)                                                           %
________________________________________________________________________________
================================================================================

Ratios/supplemental data:

Net assets, end of period (000s omitted)                            $
________________________________________________________________________________
================================================================================

Ratio of expenses to average net assets                                   %
================================================================================

Ratio of net investment income to average net assets                      %
________________________________________________________________________________
================================================================================

Portfolio turnover rate                                                   %
________________________________________________________________________________
================================================================================



(a) Calculated using average shares outstanding.

(b) Ratios are based on average daily net assets of $        .

(c) Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.



AIM V.I. MID CAP CORE EQUITY FUND
-------------------------------------------------------------------------------



                                                                 SEPTEMBER 10
                                                               (DATE OPERATIONS
                                                              COMMENCED) THROUGH
                                                              DECEMBER 31, 2001
                                                              ------------------
Net asset value, beginning of period                                $10.00
--------------------------------------------------------------------------------

Income from investment operations:

  Net investment income                                                 --
--------------------------------------------------------------------------------

  Net gains (losses) on securities (both realized and
    unrealized)                                                         --
================================================================================

    Total from investment operations                                    --
================================================================================

Less distributions paid from net investment income                      --
================================================================================

Net asset value, end of period                                      $10.00
________________________________________________________________________________
================================================================================

Total return(d)                                                         --
________________________________________________________________________________
================================================================================

Ratios/supplemental data:

Net assets, end of period (000s omitted)                            $1,000
________________________________________________________________________________
================================================================================

Ratio of expenses to average net assets:

  With fee waivers                                                        (c)
--------------------------------------------------------------------------------

  Without fee waivers                                                     (c)
================================================================================

Ratio of net investment income to average net assets                      (c)
________________________________________________________________________________
================================================================================

Portfolio turnover rate                                                 --
________________________________________________________________________________
================================================================================




(a) Calculated using average shares outstanding.



(b) Ratios are based on average daily net assets of $        .


(c) Annualized.


(d) Total return is not annualized for periods less than one year. Total return does not reflect charges at the separate account level.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

AIM V.I. MONEY MARKET FUND
-------------------------------------------------------------------------------


                                                                     JULY 16
                                                                 (DATE OPERATIONS
                                                                COMMENCED) THROUGH
                                                                DECEMBER 31, 2001
                                                                ------------------
Net asset value, beginning of period                                  $
----------------------------------------------------------------------------------

Income from investment operations:

  Net investment income
----------------------------------------------------------------------------------

Less distributions from net investment income
==================================================================================

Net asset value, end of period                                        $
__________________________________________________________________________________
==================================================================================

Total return(b)                                                             %
__________________________________________________________________________________
==================================================================================

Ratios/supplemental data:

Net assets, end of period (000s omitted)                              $
__________________________________________________________________________________
==================================================================================

Ratio of expenses to average net assets                                     %
__________________________________________________________________________________
==================================================================================

Ratio of net investment income to average net assets                        %
__________________________________________________________________________________
==================================================================================




(a) Ratios are based on average daily net assets of $        .

(b) Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.

AIM V.I. NEW TECHNOLOGY FUND
-------------------------------------------------------------------------------


                                                                     JULY 16
                                                                 (DATE OPERATIONS
                                                                COMMENCED) THROUGH
                                                                DECEMBER 31, 2001
                                                                ------------------
Net asset value, beginning of period                                  $
----------------------------------------------------------------------------------

Income from investment operations:

  Net investment income (loss)
----------------------------------------------------------------------------------

  Net gains (losses) on securities (both realized and
    unrealized)
==================================================================================

    Total from investment operations
==================================================================================

Less distributions:
  Dividends from net investment income
----------------------------------------------------------------------------------

  Distributions from net realized gains
==================================================================================

    Total distributions
==================================================================================

Net asset value, end of period                                        $
__________________________________________________________________________________
==================================================================================

Total return(b)                                                             %
__________________________________________________________________________________
==================================================================================

Ratios/supplemental data:

Net assets, end of period (000s omitted)                              $
__________________________________________________________________________________
==================================================================================

Ratio of expenses to average net assets:
  With fee waivers                                                          %
----------------------------------------------------------------------------------

  Without fee waivers                                                       %
==================================================================================

Ratio of net investment income (loss) to average net assets                 %
==================================================================================

Ratio of interest expense to average net assets                             %
__________________________________________________________________________________
==================================================================================

Portfolio turnover rate                                                     %
__________________________________________________________________________________
==================================================================================




(a) Ratios are based on average daily net assets of $        .

(b) Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------



AIM V.I. PREMIER EQUITY FUND
-------------------------------------------------------------------------------



                                                                     JULY 16
                                                                 (DATE OPERATIONS
                                                                COMMENCED) THROUGH
                                                                DECEMBER 31, 2001
                                                                ------------------
Net asset value, beginning of period                                  $
----------------------------------------------------------------------------------

Income from investment operations:
  Net investment income
----------------------------------------------------------------------------------

  Net gains (losses) on securities (both realized and
    unrealized)
==================================================================================

    Total from investment operations
==================================================================================

Less distributions:
  Dividends from net investment income
----------------------------------------------------------------------------------

  Distributions from net realized gains
==================================================================================

    Total distributions
==================================================================================

Net asset value, end of period                                        $
__________________________________________________________________________________
==================================================================================

Total return(c)                                                            %
__________________________________________________________________________________
==================================================================================

Ratios/supplemental data:

Net assets, end of period (000s omitted)                              $
__________________________________________________________________________________
==================================================================================

Ratio of expenses to average net assets                                    %
==================================================================================

Ratio of net investment income to average net assets                       %
__________________________________________________________________________________
==================================================================================

Portfolio turnover rate                                                    %
__________________________________________________________________________________
==================================================================================



(a) Calculated using average shares outstanding.

(b) Ratios are based on average daily net assets of $    .

(c) Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.

                          ----------------------------
                          AIM VARIABLE INSURANCE FUNDS
                          ----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about each fund's investments. The funds' annual report also discusses the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

  If you wish to obtain free copies of the funds' current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can review and obtain copies of the funds' SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


-----------------------------------
 AIM Variable Insurance Funds
 SEC 1940 Act file number: 811-7452
-----------------------------------

[AIM LOGO APPEARSHERE]   www.aimfunds.com     VI-PRO-2    INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          AIM VARIABLE INSURANCE FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                                   ----------

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                            A I M FUND SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246

                                   ----------

THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 2002, RELATES TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2002, FOR THE SERIES I AND SERIES II SHARES OF EACH OF THE FOLLOWING FUNDS:

                           FUND                       DATED
                           ----                       -----

AIM V.I. AGGRESSIVE GROWTH FUND
      SERIES I                                        5/1/02
      SERIES II                                       5/1/02
AIM V.I. BALANCED FUND
      SERIES I                                        5/1/02
      SERIES II                                       5/1/02
AIM V. I. BASIC VALUE FUND
      SERIES I                                        5/1/02
      SERIES II                                       5/1/02
AIM V.I. BLUE CHIP FUND
      SERIES I                                        5/1/02
      SERIES II                                       5/1/02
AIM V.I. CAPITAL APPRECIATION FUND
      SERIES I                                        5/1/02
      SERIES II                                       5/1/02
AIM V.I. CAPITAL DEVELOPMENT FUND
      SERIES I                                        5/1/02
      SERIES II                                       5/1/02
AIM V.I. CORE EQUITY FUND
      SERIES I                                        5/1/02
      SERIES II                                       5/1/02
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
      SERIES I                                        5/1/02
      SERIES II                                       5/1/02
AIM V.I. DIVERSIFIED INCOME FUND
      SERIES I                                        5/1/02
      SERIES II                                       5/1/02
AIM V.I. GLOBAL UTILITIES FUND
      SERIES I                                        5/1/02
      SERIES II                                       5/1/02
AIM V.I. GOVERNMENT SECURITIES FUND
      SERIES I                                        5/1/02
      SERIES II                                       5/1/02
AIM V.I. GROWTH FUND
      SERIES I                                        5/1/02
      SERIES II                                       5/1/02
AIM V.I. HIGH YIELD FUND
      SERIES I                                        5/1/02
      SERIES II                                       5/1/02
AIM V.I. INTERNATIONAL GROWTH FUND
      SERIES I                                        5/1/02
      SERIES II                                       5/1/02
AIM V.I. MID CAP CORE EQUITY FUND
      SERIES I                                        5/1/02
      SERIES II                                       5/1/02
AIM V.I. MONEY MARKET FUND
      SERIES I                                        5/1/02
      SERIES II                                       5/1/02
AIM V.I. NEW TECHNOLOGY FUND
      SERIES I                                        5/1/02
      SERIES II                                       5/1/02
AIM V.I. PREMIER EQUITY FUND
      SERIES I                                        5/1/02
      SERIES II                                       5/1/02

                          AIM VARIABLE INSURANCE FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                                               PAGE
GENERAL INFORMATION ABOUT THE TRUST...............................................................................1
         Fund History.............................................................................................1
         Shares of Beneficial Interest............................................................................1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS..........................................................3
         Classification...........................................................................................3
         Investment Strategies and Risks..........................................................................3
                  Equity Investments..............................................................................9
                  Foreign Investments.............................................................................9
                  Debt Investments...............................................................................11
                  Other Investments..............................................................................15
                  Investment Techniques..........................................................................16
                  Derivatives....................................................................................21

MANAGEMENT OF THE TRUST..........................................................................................30
         Board of Trustees.......................................................................................30
         Management Information..................................................................................30
         Compensation............................................................................................32
                  Retirement Plan For Trustees...................................................................32
                  Deferred Compensation Agreements...............................................................32
         Codes of Ethics.........................................................................................33

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................33

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................33
         Investment Advisor......................................................................................33
         Service Agreements......................................................................................36
         Other Service Providers.................................................................................36

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................37
         Brokerage Transactions..................................................................................37
         Commissions.............................................................................................37
         Brokerage Selection.....................................................................................38
         Regular Brokers or Dealers..............................................................................39
         Allocation of Portfolio Transactions....................................................................39

PURCHASE AND REDEMPTION OF SHARES................................................................................40

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................44
         Tax Matters.............................................................................................45

DISTRIBUTION OF SECURITIES.......................................................................................46
         Distribution Plan.......................................................................................46
         Distributor.............................................................................................48

CALCULATION OF PERFORMANCE DATA..................................................................................48

APPENDICES:

RATINGS OF DEBT SECURITIES......................................................................................A-1

DIRECTORS AND OFFICERS..........................................................................................B-1

TRUSTEE COMPENSATION TABLE......................................................................................C-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................D-1

MANAGEMENT FEES.................................................................................................E-1

ADMINISTRATIVE SERVICES FEES....................................................................................F-1

BROKERAGE COMMISSIONS...........................................................................................G-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS ...............H-1

AMOUNTS PAID TO AIM DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTIONS PLAN...........................................I-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS...................................................J-1

PERFORMANCE DATA................................................................................................K-1

FINANCIAL STATEMENTS.............................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         AIM Variable Insurance Funds (the "Trust") is a Delaware business trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of eighteen separate portfolios: AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Core Equity Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Diversified Income Fund, AIM V.I. Global Utilities Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. High Yield Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Money Market Fund, AIM V.I. New Technology Fund and AIM V.I. Premier Equity Fund (each a "Fund" and collectively, the "Funds"). Under the Agreement and Declaration of Trust, dated December 7, 1999, (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         The Trust was originally organized on January 22, 1993, as a Maryland corporation. AIM V.I. New Technology Fund acquired all the assets and assumed all the liabilities of G.T. Global Variable Telecommunications Fund, a series portfolio of G.T. Global Variable Investment Trust, a Delaware business trusts on October 15, 1999. Prior to May 1, 2000 the AIM V.I. New Technology Fund was named the AIM V.I. Telecommunications Fund. Prior to May 1, 2001, the New Technology Fund was named the AIM V.I. Telecommunications and Technology Fund. All historical financial information of AIM V.I. Technology Fund prior to October 15, 1999 relates to the predecessor fund. Each of the other Funds commenced operations as a series of the Trust. The Trust reorganized as a Delaware business trust on May 1, 2000. All of the Funds, except AIM V.I. Basic Value Fund and AIM V.I. Mid Cap Core Equity Fund, were included in the reorganization. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 1, 2000 relating to these Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof). Prior to May 1, 2002, AIM V.I. Core Equity Fund was known as AIM V.I. Growth and Income Fund, AIM V.I International Growth Fund was known as AIM V.I. International Equity Fund, AIM V.I. Mid Cap Core Equity Fund was known as AIM V.I. Mid Cap Equity Fund and AIM V.I. Premier Equity Fund was known as AIM V.I. Value Fund.

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each Fund offers Series I and Series II shares. Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers two separate classes of shares: Series I shares and Series II shares. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or Series will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.

         The Trust understands that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with the instructions received from owners of insurance company separate accounts ("Contract owners"), annuitants and beneficiaries. Fund shares held by a registered separate account as to which no instructions have been received will be voted for or against any proposition, or in abstention, in the same proportion as the shares of that separate account as to which instructions have been received. Fund shares held by a registered separate account that are not attributable to Contracts will also be voted for or against any proposition in the same proportion as the shares for which voting instructions are received by that separate account. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

         Each share of a Fund has the same voting, dividend, liquidation and other rights, however, each class of shares of a Fund is subject to different class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. There are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.


         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds other than AIM V.I. Global Utilities Fund is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The tables on the following pages identifies various securities and investment techniques used by AIM in managing the Funds. The tables have been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund might not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

         The Board of Trustees of the Trust reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective.

                          AIM VARIABLE INSURANCE FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES
                                  EQUITY FUNDS




---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
                                                                                             AIM
                                                                                             V.I.
                         AIM V.I.               AIM       AIM V.I.    AIM V.I.               DENT      AIM
                         AGGRES-     AIM V.I.   V.I.      CAPITAL     CAPITAL    AIM V.I.    DEMO-     V.I.
                          SIVE        BASIC     BLUE      APPRECI-    DEVELOP-     CORE     GRAPHIC   GLOBAL
                         GROWTH       VALUE     CHIP       ATION        MENT      EQUITY    TRENDS   UTILITIES
        FUND              FUND        FUND      FUND        FUND        FUND       FUND      FUND      FUND
                       ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
SECURITY/ INVESTMENT
TECHNIQUE
---------------------------------------------------------------------------------------------------------------
                                               EQUITY INVESTMENTS
---------------------------------------------------------------------------------------------------------------
Common Stock               X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
Preferred Stock            X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
Convertible
Securities                 X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
Alternative Entity
Securities                 X           X         X          X            X          X         X         X
---------------------------------------------------------------------------------------------------------------
                                               FOREIGN INVESTMENTS
---------------------------------------------------------------------------------------------------------------
Foreign Securities         X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
Foreign Exchange
Transactions               X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
Foreign Government                                                                                      X
Obligations
---------------------------------------------------------------------------------------------------------------
                                                DEBT INVESTMENTS
---------------------------------------------------------------------------------------------------------------
Liquid Investments         X           X         X          X            X          X         X         X
---------------------------------------------------------------------------------------------------------------
                                                OTHER INVESTMENTS
---------------------------------------------------------------------------------------------------------------
REITs                      X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
Other Investment
Companies                  X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
Defaulted Securities
---------------------------------------------------------------------------------------------------------------
                                              INVESTMENT TECHNIQUES
---------------------------------------------------------------------------------------------------------------
Delayed Delivery
Transactions               X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
When-Issued
Securities                 X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
Short Sales                X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
Margin Transactions
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------




---------------------- ---------- -------------- ----------- ----------- -----------
                                     AIM V.I.      AIM V.I.    AIM V.I.
                                      INTER-       MID CAP       NEW       AIM V.I.
                         AIM V.I.    NATIONAL       CORE        TECH-      PREMIER
                         GROWTH       GROWTH       EQUITY      NOLOGY       EQUITY
        FUND              FUND         FUND         FUND        FUND         FUND
                       ---------- -------------- ----------- ----------- -----------
SECURITY/ INVESTMENT
TECHNIQUE
------------------------------------------------------------------------------------
                                  EQUITY INVESTMENTS
------------------------------------------------------------------------------------
Common Stock               X            X            X           X           X
---------------------- ---------- -------------- ----------- ----------- -----------
Preferred Stock            X            X            X           X           X
---------------------- ---------- -------------- ----------- ----------- -----------
Convertible                X            X            X           X           X
Securities
---------------------- ---------- -------------- ----------- ----------- -----------
Alternative Entity
Securities                 X            X            X           X           X
------------------------------------------------------------------------------------
                                 FOREIGN INVESTMENTS
------------------------------------------------------------------------------------
Foreign Securities         X            X            X           X           X
---------------------- ---------- -------------- ----------- ----------- -----------
Foreign Exchange
Transactions               X            X            X           X           X
---------------------- ---------- -------------- ----------- ----------- -----------
Foreign Government
Obligations
------------------------------------------------------------------------------------
                                   DEBT INVESTMENTS
------------------------------------------------------------------------------------
Liquid Investments         X            X            X           X           X
------------------------------------------------------------------------------------
                                  OTHER INVESTMENTS
------------------------------------------------------------------------------------
REITs                      X            X            X           X           X
---------------------- ---------- -------------- ----------- ----------- -----------
Other Investment
Companies                  X            X            X           X           X
---------------------- ---------- -------------- ----------- ----------- -----------
Defaulted Securities
------------------------------------------------------------------------------------
                                INVESTMENT TECHNIQUES
------------------------------------------------------------------------------------
Delayed Delivery
Transactions               X            X            X           X           X
---------------------- ---------- -------------- ----------- ----------- -----------
When-Issued
Securities                 X            X            X           X           X
---------------------- ---------- -------------- ----------- ----------- -----------
Short Sales                X            X            X           X           X
---------------------- ---------- -------------- ----------- ----------- -----------
Margin Transactions
---------------------- ---------- -------------- ----------- ----------- -----------

---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
                                                                                             AIM
                                                                                             V.I.
                         AIM V.I.               AIM       AIM V.I.    AIM V.I.               DENT      AIM
                         AGGRES-     AIM V.I.   V.I.      CAPITAL     CAPITAL    AIM V.I.    DEMO-     V.I.
                          SIVE        BASIC     BLUE      APPRECI-    DEVELOP-     CORE     GRAPHIC   GLOBAL
                         GROWTH       VALUE     CHIP       ATION        MENT      EQUITY    TRENDS   UTILITIES
        FUND              FUND        FUND      FUND        FUND        FUND       FUND      FUND      FUND
                       ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
SECURITY/ INVESTMENT
TECHNIQUE
---------------------------------------------------------------------------------------------------------------
                                         INVESTMENT TECHNIQUES (CONT'D.)
---------------------------------------------------------------------------------------------------------------
Swap Agreements            X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
Interfund Loans            X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
Borrowing                  X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
Lending Portfolio
Securities                 X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
Illiquid Securities        X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
Rule 144A Securities       X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
Unseasoned Issuers         X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
Special Situations                                          X
---------------------------------------------------------------------------------------------------------------
                                                   DERIVATIVES
---------------------------------------------------------------------------------------------------------------
Equity-Linked
Derivatives                X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
Put Options                X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
Call Options               X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
Straddles                  X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
Warrants                   X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
Futures Contracts
and Options on
Futures Contracts          X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
Forward Currency
Contracts                  X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------
Cover                      X           X         X          X            X          X         X         X
---------------------- ----------- ---------- -------- ------------- ---------- ---------- --------- ---------




---------------------- ---------- -------------- ----------- ----------- -----------
                                     AIM V.I.      AIM V.I.    AIM V.I.
                                      INTER-       MID CAP       NEW       AIM V.I.
                         AIM V.I.    NATIONAL       CORE        TECH-      PREMIER
                         GROWTH       GROWTH       EQUITY      NOLOGY       EQUITY
        FUND              FUND         FUND         FUND        FUND         FUND
                       ---------- -------------- ----------- ----------- -----------
SECURITY/ INVESTMENT
TECHNIQUE
------------------------------------------------------------------------------------
                           INVESTMENT TECHNIQUES (CONT'D.)
------------------------------------------------------------------------------------
Swap Agreements            X            X            X           X           X
---------------------- ---------- -------------- ----------- ----------- -----------
Interfund Loans            X            X            X           X           X
---------------------- ---------- -------------- ----------- ----------- -----------
Borrowing                  X            X            X           X           X
---------------------- ---------- -------------- ----------- ----------- -----------
Lending Portfolio
Securities                 X            X            X           X           X
---------------------- ---------- -------------- ----------- ----------- -----------
Illiquid Securities        X            X            X           X           X
---------------------- ---------- -------------- ----------- ----------- -----------
Rule 144A Securities       X            X            X           X           X
---------------------- ---------- -------------- ----------- ----------- -----------
Unseasoned Issuers         X            X            X           X           X
---------------------- ---------- -------------- ----------- ----------- -----------
Special Situations
------------------------------------------------------------------------------------
                                     DERIVATIVES
------------------------------------------------------------------------------------
Equity-Linked
Derivatives                X            X            X           X           X
---------------------- ---------- -------------- ----------- ----------- -----------
Put Options                X            X            X           X           X
---------------------- ---------- -------------- ----------- ----------- -----------
Call Options               X            X            X           X           X
---------------------- ---------- -------------- ----------- ----------- -----------
Straddles                  X            X            X           X           X
---------------------- ---------- -------------- ----------- ----------- -----------
Warrants                   X            X            X           X           X
---------------------- ---------- -------------- ----------- ----------- -----------
Futures Contracts
and Options on
Futures Contracts          X            X            X           X           X
---------------------- ---------- -------------- ----------- ----------- -----------
Forward Currency
Contracts                  X            X            X           X           X
---------------------- ---------- -------------- ----------- ----------- -----------
Cover                      X            X            X           X           X
---------------------- ---------- -------------- ----------- ----------- -----------

                          AIM VARIABLE INSURANCE FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES
                                   OTHER FUNDS




----------------------- ------------- ------------- ----------------- ------------- ----------------
                          AIM V.I.      AIM V.I.        AIM V.I.        AIM V.I.
                          BALANCED    DIVERSIFIED      GOVERNMENT      HIGH YIELD   AIM V.I. MONEY
         FUND               FUND      INCOME FUND   SECURITIES FUND       FUND        MARKET FUND
                        ------------- ------------- ----------------- ------------- ----------------
SECURITY/ INVESTMENT
TECHNIQUE
----------------------------------------------------------------------------------------------------
                                          EQUITY INVESTMENTS
----------------------------------------------------------------------------------------------------
Common Stock                 X             X                               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Preferred Stock              X             X                               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Convertible Securities       X             X                               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Alternative Entity           X             X                               X
Securities
----------------------------------------------------------------------------------------------------
                                         FOREIGN INVESTMENTS
----------------------------------------------------------------------------------------------------
Foreign Securities           X             X               X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Foreign Exchange
Transactions                 X             X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Foreign Government
Obligations                  X             X               X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Foreign Bank
Obligations                  X             X               X               X               X
----------------------------------------------------------------------------------------------------
                                           DEBT INVESTMENTS
----------------------------------------------------------------------------------------------------
U.S. Government
Obligations                  X             X               X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Money Market
Instruments                  X             X               X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Mortgage-Backed and
Asset-Backed
Securities                   X             X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Collateralized
Mortgage Obligations         X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Bank Instruments             X             X               X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Commercial Instruments       X             X                               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Participation  Loan
Interests                                                                                  X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Investment Grade
Corporate Debt
Obligations                  X             X               X               X               X
----------------------------------------------------------------------------------------------------

                          AIM VARIABLE INSURANCE FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES
                                   OTHER FUNDS



----------------------- ------------- ------------- ----------------- ------------- ----------------
                          AIM V.I.      AIM V.I.        AIM V.I.        AIM V.I.
                          BALANCED    DIVERSIFIED      GOVERNMENT      HIGH YIELD   AIM V.I. MONEY
         FUND               FUND      INCOME FUND   SECURITIES FUND       FUND        MARKET FUND
                        ------------- ------------- ----------------- ------------- ----------------
SECURITY/ INVESTMENT
TECHNIQUE

----------------------------------------------------------------------------------------------------
                                      DEBT INVESTMENTS (CONT'D)
----------------------------------------------------------------------------------------------------
Junk Bonds                                 X                               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Taxable Municipal
Securities                                                                                 X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Municipal Lease
Obligations
----------------------------------------------------------------------------------------------------
                                          OTHER INVESTMENTS
----------------------------------------------------------------------------------------------------
REITs                        X             X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Other Investment
Companies                    X             X               X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Defaulted Securities                                                       X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Variable or Floating
Rate Instruments             X             X               X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Zero-Coupon and
Pay-in-Kind Securities       X             X               X               X
----------------------------------------------------------------------------------------------------
                                        INVESTMENT TECHNIQUES
----------------------------------------------------------------------------------------------------
Delayed Delivery
Transactions                 X             X               X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
When-Issued Securities       X             X               X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Short Sales                  X             X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Swap Agreements              X             X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Interfund Loans              X             X               X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Borrowing                    X             X               X               X               X
----------------------------------------------------------------------------------------------------
                                    INVESTMENT TECHNIQUES (CONT'D)
----------------------------------------------------------------------------------------------------
Lending Portfolio
Securities                   X             X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Repurchase Agreements        X             X               X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------

                          AIM VARIABLE INSURANCE FUNDS
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES
                                  OTHER FUNDS



----------------------- ------------- ------------- ----------------- ------------- ----------------
                          AIM V.I.      AIM V.I.        AIM V.I.        AIM V.I.
                          BALANCED    DIVERSIFIED      GOVERNMENT      HIGH YIELD   AIM V.I. MONEY
         FUND               FUND      INCOME FUND   SECURITIES FUND       FUND        MARKET FUND
                        ------------- ------------- ----------------- ------------- ----------------
SECURITY/ INVESTMENT
TECHNIQUE
----------------------------------------------------------------------------------------------------
Reverse Repurchase
Agreements                   X             X               X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Dollar Rolls                 X             X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Illiquid Securities          X             X               X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Rule 144A Securities         X             X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Unseasoned Issuers           X             X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Standby Commitments
----------------------------------------------------------------------------------------------------
                                             DERIVATIVES
----------------------------------------------------------------------------------------------------
Equity-Linked
Derivatives                  X             X                               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Put Options                  X             X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Call Options                 X             X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Straddles                    X             X              [ ]             [ ]
----------------------- ------------- ------------- ----------------- ------------- ----------------
Warrants                     X             X                               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Futures Contracts and
Options on Futures
Contracts                    X             X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Forward Contracts            X             X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------
Cover                        X             X               X               X
----------------------- ------------- ------------- ----------------- ------------- ----------------

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Preferred Stock. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

         The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Junk Bonds" below.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States. For all Funds except AIM V.I. International Growth Fund, the term "foreign securities" includes securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary Receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         Each Fund may invest in foreign securities as described in the Prospectus. Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. It is anticipated that each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) will replace its local currency with the euro by July 1, 2002. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 2002 and could adversely affect the value of securities held by a Fund.

         Risks of Developing Countries. AIM V.I. Diversified Income Fund, AIM V.I. Global Utilities Fund and AIM V.I. International Growth Fund may invest in securities of companies domiciled in developing countries. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small, are less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund (except AIM V.I. Money Market Fund) has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its total assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations [Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the government of developing countries.]

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities IF IT IS NOT LEGALLY OBLIGATED TO DO SO.

         MONEY MARKET INSTRUMENTS AND MATURITIES. Money market instruments in which the Funds will invest will be "First Tier Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. A First-Tier Security is generally a security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs in the highest short-term rating category, or a security issued by an issuer that has received a rating by the Requisite NRSROs in the highest short-term rating category with respect to a class of debt obligations (or any debt obligation within that class). First Tier Securities include unrated securities deemed by the Fund's investment adviser to be of comparable quality to such rated securities. A rated security includes a guarantee that has received a short-term rating from a NRSRO, or a guarantee issued by a guarantor that has received a short-term rating from a NRSRO with respect to a class of debt obligations (or any debt obligation within that class). To be a First Tier Security, if a security is subject to a guarantee, the guarantee generally must have received a rating from a NRSRO or be issued by a guarantor that has received a rating with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority or security to the guarantee. Asset backed securities, other than those substantially all of whose qualifying assets consist of obligations of one or more municipal issuers, must have received a rating from a NRSRO to be First Tier Securities. The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Fund acquires the security, that NRSRO.

         AIM V.I. Money Market Fund will attempt to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds the per share net asset value of its shares in compliance with applicable rules and regulations. Accordingly, the Fund invests only in securities having remaining maturities of 397 days or less and maintains a dollar weighted average portfolio maturity of 90 days or less. The maturity of a security held by the Fund is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or that are subject to redemption or repurchase agreements are deemed to have maturities shorter than their stated maturities.

         FOREIGN BANK OBLIGATIONS. The AIM V.I. Money Market Fund may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks. The AIM Money Market Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 50% of its total assets at the time of purchase, provided that there is no limitation upon the Fund's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch for any reason fails to pay on the Eurodollar obligation; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. For a discussion of the risks pertaining to investments in foreign securities, see "Risk Factors" in this Statement of Additional Information.

         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

         BANK INSTRUMENTS.

     Bankers' Acceptances -- A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

     Certificates of Deposit -- A negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

     Time Deposits -- A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

     Eurodollar Obligations -- A Eurodollar obligation is a U.S.
dollar-denominated obligation issued by a foreign branch of a domestic bank.

     Yankee Dollar Obligations -- A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

         COMMERCIAL INSTRUMENTS.

     Commercial Paper -- The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

     Variable Rate Master Demand Notes -- Variable rate master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the applicable quality criteria. The interest rate on a variable rate master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. All variable rate master demand notes acquired by the AIM V.I. Money Market Fund will be payable within a prescribed notice period not to exceed seven days.

     Investment Grade Corporate Debt Obligations. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

         PARTICIPATION LOAN INTERESTS. AIM V.I. Money Market Fund may purchase participations in corporate loans. Participation loan interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation loan interest (a "Participant"). The purchase of a participation loan interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company ("the Borrower"). Instead, the Fund will be required to rely on the Lender or the Participant that sold the participation loan interest both for the enforcement of the Fund's rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. The Fund is thus subject to the credit risk of both the Borrower and a Participant. Participation loan interests are generally subject to restrictions on resale. The Fund considers participation loan interests to be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

         JUNK BONDS. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

         The AIM V.I. Global Utilities Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and each Fund's ability to dispose of particular issues and may also make it more difficult for each Fund to obtain accurate market quotations of valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

         Descriptions of debt securities ratings are found in Appendix A.

         TAXABLE MUNICIPAL SECURITIES. Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund other than AIM V.I. Money Market Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         DEFAULTED SECURITIES. The Funds may invest in defaulted securities. In order to enforce its rights in defaulted securities, The Funds may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase a Fund's operating expenses and adversely affect its net asset value. [The ability of a holder of a defaulted tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers.] Any investments by the Funds in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board of Trustees.

         VARIABLE OR FLOATING RATE INSTRUMENTS. The Funds may invest in Municipal Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of Municipal Securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed rate obligations. Many Municipal Securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Funds.

         AIM High Income Municipal Fund may invest in inverse floating rate obligations or residual interest bonds, or other obligations or certificates related to such securities which have similar features. These types of obligations generally have floating or variable interest rates that move in the opposite direction of short-term interest rates, and generally increase or decrease in value in response to changes in short-term interest rates at a rate which is a multiple (typically two) of the rate at which long-term fixed rate tax-exempt securities increase or decrease in response to such changes. As a result, such obligations have the effect of providing investment leverage and may be more volatile than long-term fixed rate tax-exempt securities.

         ZERO-COUPON AND PAY-IN-KIND SECURITIES. AIM High Income Municipal Fund may, but does not currently intend to, invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, AIM High Income Municipal Fund may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds (defined below): (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         AIM V.I. Government Securities Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, the Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when-issued commitment. A Fund will employ techniques designed to reduce such risks. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales at any time.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. Each Fund other than AIM V.I. Money Market Fund, may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets, to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owned to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. Each Fund except AIM V.I. Money Market Fund may lend its portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds have obtained an exemptive order from the SEC allowing them to invest their cash balances in joint accounts for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. A dollar roll involves the sale by a fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are repurchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

         At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or to manage prepayment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

         Each Fund, except AIM V.I. Money Market Fund, may invest up to 15% of its net assets in securities that are illiquid. AIM V.I. Money Market Fund may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers;
(iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

         SPECIAL SITUATIONS. A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include things such as liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities

Derivatives

         The Funds may each invest in forward contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular securities index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies, and therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, futures contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, a Fund's use of options may require that Fund to set aside assets to reduce the risks associated with using those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, futures contract, or foreign currency alone. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the underling security, contract, or foreign currency decline. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would be required to buy the security at a higher cost than it could buy such security in the open market.

         If a call option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset to the extent of the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lowest price it is willing to receive for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         STRADDLES. A Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         A Fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward contract at any particular time.

         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.


         DIVERSIFICATION REQUIREMENTS - AIM V.I. MONEY MARKET FUND. As a money market fund, AIM V.I. Money Market Fund is subject to the diversification requirements of Rule 2a-7 under the 1940 Act. This Rule sets forth two different diversification requirements: one applicable to the issuer of securities (provided that such securities are not subject to a demand feature or a guarantee), and one applicable to securities with demand features or guarantees.

         The issuer diversification requirement provides that the Fund may not invest in the securities of any issuer if, as a result, more than 5% of its total assets would be invested in securities issued by such issuer. If the securities are subject to a demand feature or guarantee, however, they are not subject to this requirement. Moreover, for purposes of this requirement, the issuer of a security is not always the nominal issuer. Instead, in certain circumstances, the underlying obligor of a security is deemed to be the issuer of the security. Such circumstances arise for example when another political subdivision agrees to be ultimately responsible for payments of principal of an interest on a security or when the assets and revenues of a non-governmental user of the facility financed with the securities secures repayment of such securities.

         The diversification requirement applicable to securities subject to a demand feature or guarantee provides that, with respect to 75% of its total assets, the Fund may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same entity. A demand feature permits the Fund to sell a security at approximately its amortized cost value plus accrued interest at specified intervals upon no more than 30 days' notice. A guarantee includes a letter of credit, bond insurance and an unconditional demand feature (provided the demand feature is not provided by the issuer of the security.)


         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions, except AIM V.I. Global Utilities Fund is not subject to restrictions (1) or (4). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Consistent with applicable law and unless otherwise provided, all percentage limitations apply at the time of purchase.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions;

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions;


         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933;

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) for AIM V.I. Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security;

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or in investing in securities that are secured by real estate or interests therein;

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities;

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests; and

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as that Fund.

         AIM V.I. Global Utilities Fund is also subject to the following fundamental investment restriction:

         The Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations, and Exemptions) its investments in the securities of domestic and foreign public utility companies.

         The investment restrictions set forth above provide the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Funds have this flexibility, the Board of Trustees has adopted non-fundamental restrictions for the Funds relating to certain of these restrictions which the advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to all of the Funds, except AIM V.I. Global Utilities Fund is not subject to restrictions (1) or (3). They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM V.I. Money Market Fund, with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U. S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of money market funds and lend money to other investment companies and their series portfolios that have AIM as an investment advisor, subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker/dealers or other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "Advised Fund"). The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowing from banks exceeds 5% of the Fund's total assets.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to another Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         For purposes of Global Utilities Fund's fundamental restriction regarding industry concentration, public utility companies shall consist of companies that produce or supply electricity, natural gas, water, sanitary services, and telephone, cable satellite, telegraph or other communication or information transmission services, as well as developing utility technology companies and holding companies which derive at least 40% of their revenues from utility-related activities.

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Funds and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them is set forth in Appendix B.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Valuation Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Carl Frischling (on leave of absence), Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Miss Ruth H. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management. During the fiscal year ended December 31, 2001, the Audit Committee held [ ] meetings.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended December 31, 2001, the Investments Committee held [ ] meetings.

         The members of the Valuation Committee are Messrs. Dunn and Pennock and Miss Quigley. The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended December 31, 2001, the Valuation Committee held [ ] meetings.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as independent trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the independent trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the independent trustees. During the fiscal year ended December 31, 2001, the Committee on Directors/Trustees held [ ] meetings.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

OWNERSHIP OF FUND SHARES

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustees within the AIM Funds complex, is set forth in Appendix B-1

FACTORS CONSIDERED IN RENEWING INVESTMENT ADVISORY AGREEMENT

         The advisory agreement with AIM was approved by the Trust's Board at a meeting held on May 8-9, 2001. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Trustees considered a variety of factors, including: the requirements of the Funds for investment supervisory and administrative services; the quality of the AIM's services, including a review of the Funds' investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by the Funds as a percentage of their assets and relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to the Funds, including soft dollar arrangements, and the extent to which the Funds share in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between the Funds and AIM.

         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Funds may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that the Funds may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Funds will not receive reduced services if they invest their cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

         After consideration of these factors, the Board found that: (i) the services provided to the Funds and their shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that the Funds' advisory agreement was in the best interests of the Fund and their shareholders and [continued the agreement for an additional year/approved and adopted the agreement].

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Information regarding compensation paid or accrued for each trustee of the Trust who is not affiliated with AIM during the year ended December 31, 2001 is found in Appendix C.

Retirement Plan For Trustees

         The Trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

         Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS

         AIM, the Trust and A I M Distributors, Inc. ("AIM Distributors") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by certain beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix D. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 150 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds.

         The Advisor is also responsible for furnishing to the Funds, at the Advisor's expense, the services of persons believes to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the Trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Master Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:

------------------------------------------------------------ ------------------------------------ --------------------
                         FUND NAME                                       NET ASSETS                   ANNUAL RATE
------------------------------------------------------------ ------------------------------------ --------------------
AIM V.I. Aggressive Growth Fund                              First $150 million                          0.80%
                                                             Amount over $150 million                    0.625%
------------------------------------------------------------ ------------------------------------ --------------------
AIM V.I. Balanced Fund                                       First $150 million                          0.75%
                                                             Amount over $150 million                    0.50%
------------------------------------------------------------ ------------------------------------ --------------------
AIM V.I. Basic Value Fund                                    First $500 million                          0.725%
AIM V.I. Mid Cap Core Equity Fund                            Next $500 million                           0.700%
                                                             Next $500 million                           0.625%
                                                             Amount over $1.5 billion                    0.65%
------------------------------------------------------------ ------------------------------------ --------------------
AIM V.I. Blue Chip Fund                                      First $350 million                          0.75%
AIM V.I. Capital Development Fund                            Amount over $350 million                    0.625%
------------------------------------------------------------ ------------------------------------ --------------------
AIM V.I. Capital Appreciation Fund                           First $250 million                          0.65%
AIM V.I. Core Equity Fund                                    Amount over $250 million                    0.60%
AIM V.I. Global Utilities Fund
AIM V.I. Growth Fund
AIM V.I. Premier Equity Fund
------------------------------------------------------------ ------------------------------------ --------------------
AIM V.I. Dent Demographic Trends Fund                        First $2 billion                            0.85%
                                                             Amount over $2 billion                      0.80%
------------------------------------------------------------ ------------------------------------ --------------------
AIM V.I. Diversified Income Fund                             First $250 million                          0.60%
                                                             Amount over $250 million                    0.55%
------------------------------------------------------------ ------------------------------------ --------------------
AIM V.I. Government Securities Fund                          First $250 million                          0.50%
                                                             Amount over $250 million                    0.45%
------------------------------------------------------------ ------------------------------------ --------------------
AIM V.I. High Yield Fund                                     First $200 million                          0.625%
                                                             Next $300 million                           0.55%
                                                             Next $500 million                           0.50%
                                                             Amount over $1 billion
------------------------------------------------------------ ------------------------------------ --------------------
AIM V.I. International Growth Fund                           First $250 million                          0.75%
                                                             Amount over $250 million                    0.70%
------------------------------------------------------------ ------------------------------------ --------------------
AIM V.I. Money Market Fund                                   First $250 million                          0.45%
                                                             Amount over $250 million                    0.35%
------------------------------------------------------------ ------------------------------------ --------------------
AIM V.I. New Technology Fund                                 All                                         1.00%
------------------------------------------------------------ ------------------------------------ --------------------

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed, effective July 1, 2001, to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Funds Investment of uninvested cash in an Affiliated Money Market Fund. See "Investment Strategies and Risks--Other Investments--Other Investment Companies."

         AIM has contractually agreed, effective July 1, 2001, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Series I Shares of each of AIM V.I. Dent Demographic Trends Fund and AIM V.I. New Technology Fund to the extent necessary to limit the total operating expenses of each such series to 1.30%. Such contractual fee waivers or reductions may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         INVESTMENT SUB-ADVISOR. AIM has entered into a Sub-Advisory contract with H.S. Dent Advisors, Inc. ("Dent") (H.S. Dent Advisors, Inc. a "Sub-Advisor") to provide investment sub-advisory services to AIM V.I. Dent Demographic Trends Fund.

         Dent is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Dent's responsibilities include providing the Fund's with macroeconomic and sector research, along with investment and market capitalization recommendations analyzing global economic trends

         For the services to be rendered by Dent under its Sub-Advisory Contract, the Advisor will pay to Dent, a fee which will be computed daily and paid as of the last day of each month on the basis of the Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 0.13% of the first $1 billion of AIM V.I. Dent Demographic Trends Fund's average daily net assets, plus 0.10% of the Fund's average daily net assets in excess of $1 billion to and including $2 billion of the Fund's average daily net assets, plus 0.07% of the Fund's average daily net assets in excess of $2 billion.

         The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended December 31 are found in Appendix E.

          SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services. In addition, AIM provides, or assures that Participating Insurance Companies will provide, certain services implementing the Trust's funding arrangements with Participating Insurance Companies. These services include: establishment of compliance procedures; negotiation of participation agreements; preparation of prospectuses, financial reports and proxy statements for existing Contractowners; maintenance of master accounts; facilitation of purchases and redemptions requested by Contractowners; distribution to existing Contractowners of copies of prospectuses, proxy materials, periodic Fund reports and other materials; maintenance of records; and Contractowner services and communication. Effective May 1, 1998, the Funds reimburse AIM for its costs in providing, or assuring that Participating Insurance Companies provide, these services, currently in an amount up to 0.25% of the average net asset value of each Fund. AIM has agreed to bear certain of these costs on the net assets of each Fund as of April 30, 1998.

         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended December 31 are found in Appendix F.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

         The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         CUSTODIANS. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds (except AIM V.I. Money Market Fund). The Bank of New York, 100 Church Street, New York, New York 10286, is custodian of all securities and cash of AIM V.I. Money Market Fund.

         The Custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

AIM is responsible for selecting eligible foreign securities depositories; the Custodian is responsible for monitoring eligible foreign securities depositories.

         Under their contract with the Trust, the Custodians maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The firm of Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, PA, 19103, serves as the auditors of each Fund.

         COUNSEL TO THE TRUST. Foley & Lardner, Washington, D.C., has advised the Trust on certain federal securities law matters.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

         The sub-advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.

         Since purchases and sales of portfolio securities by the AIM V.I. Money Market Fund are usually principal transactions, the Fund incurs little or no brokerage commissions.

BROKERAGE TRANSACTIONS

         Subject to the policies established by the Board of Trustees, AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Purchases and sales of portfolio securities for the AIM V.I. Diversified Income Fund, AIM V.I. Government Securities Fund and AIM V.I. Money Market Fund are generally transacted with the issuer or a primary market maker. In addition, some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

COMMISSIONS

         During the last three fiscal years ended December 31, 2001, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various

AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." In addition, the services provided by a broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in any transaction, the Fund may pay a higher price than that available from another broker provided that the difference is justified by other aspects of the portfolio execution services provided.

         The Funds are not under any obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Brokers who provide supplemental investment research to AIM may receive orders for transactions by a Fund. Information so received will be in addition to and not in lieu of the services required to be performed by AIM under its agreements with the Fund, and the expenses of AIM will not necessarily be reduced as a result of the receipt of such supplemental information. Certain research services furnished by broker-dealers may be useful to AIM in connection with its services to other advisory clients, including the other mutual funds advised by AIM (collectively with the Funds, the "AIM Funds"). Also, a Fund may pay a higher price for securities or higher commissions in recognition of research services furnished by broker-dealers.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by subadvisers to accounts managed or advised by AIM. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

         Foreign equity securities held by a Fund in the form of ADRs or EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.


         Brokerage commissions paid by each of the Funds during the last three fiscal years ended December 31 are found in Appendix G.

DIRECTED BROKERAGE (RESEARCH SERVICES)

         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended December 31, 2001 are found in Appendix H.

REGULAR BROKERS OR DEALERS

         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended December 31, 2001 is found in Appendix H.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Often times, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF EQUITY OFFERING TRANSACTIONS

         From time to time, certain of the AIM Funds or other accounts managed by AIM may become interested in participating in equity security distributions that are available in an equity "offering", which AIM defines as an IPO, a secondary (follow-on offering), a private placement, a direct placement or a PIPE (private investment in a public equity) and occasions may arise when purchases of such securities by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for offerings for all AIM Funds and accounts participating in purchase transactions for that offering, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular offering by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in offerings will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of offerings over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous offerings as well as the size of the AIM Fund or account. Each eligible AIM Fund and account with an asset level of less than $500 million will be placed in one of three tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds and accounts not receiving a full Allocation, the Allocation may be made only to certain AIM Funds or accounts so that each may receive close to or exactly 40 basis points. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, will each be limited to a 40 basis point allocation only.

         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in offerings, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such offering transactions will be the same for each AIM Fund and account.

                        PURCHASE AND REDEMPTION OF SHARES

         The Trust offers the shares of the Funds, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to fund variable annuity contracts (the "Contracts") and variable life insurance policies ("Policies"). Each separate account contains divisions, each of which corresponds to a Fund in the Trust. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Fund which corresponds to that division. Each separate account purchases and redeems shares of these Funds for its divisions at net asset value without sales or redemption charges. Currently several insurance company separate accounts invest in the Funds.

         The Trust, in the future, may offer the shares of its Funds to certain pension and retirement plans ("Plans") qualified under the Internal Revenue Code. The relationships of Plans and Plan participants to the Fund would be subject, in part, to the provisions of the individual plans and applicable law.

Accordingly, such relationships could be different from those described in this Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.

         The Board of Trustees monitors for possible conflicts among separate accounts (and will do so for plans) buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, violation of the federal tax laws by one separate account investing in a fund could cause the contractors or policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board of Trustees may require a separate account or Plan to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemptions proceeds to a separate account (or plan) withdrawing because of a conflict.

Calculation of Net Asset Value

         The net asset value per share (or share price) of each Series of each of the Funds will be determined as of the close of the customary trading session of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each "business day of the Fund." In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. A "business day of a Fund" is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share is determined by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. The determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

Valuation of Investments of All Funds Except the Money Market Fund

         Among other items, a Fund's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers and in accordance with methods which are specifically authorized by the Board of Trustees of the Trust. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

Valuation of the Money Market Fund's Investments

         The Money Market Fund uses the amortized cost method of valuing the securities held by the Fund and rounds the Fund's per share net asset value to the nearest whole cent; therefore, it is anticipated that the net asset value of the shares of the Fund will remain constant at $1.00 per share. However, the Trust can give no assurance that the Fund can maintain a $1.00 net asset value per share.

         For the Money Market Fund: The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Fund and rounding the resulting per share net asset value to the nearest one cent. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         The securities of the Fund are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if the security were sold. During such periods, the daily yield on shares of the Fund computed as described under "Yield Information" may differ somewhat from an identical computation made by another investment company with identical investments utilizing available indications as to the market value of its portfolio securities.

         The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Fund is permitted in accordance with applicable rules and regulations of the SEC which require the Fund to adhere to certain conditions. The Fund will invest only in "Eligible Securities," as defined in Rule 2a-7 of the 1940 Act, which the Fund's Board of Trustees has determined present minimal credit risk. Rule 2a-7 also requires, among other things, that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 397 calendar days or less.

         The Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00 for the Fund as computed for the purpose of sales and redemptions. Such procedures include review of the Fund's holdings by the Board of Trustees at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Fund's shares. In the event the Board of Trustees determines that such a deviation exists for the Fund, it will take such corrective action as the Board of Trustees deems necessary and appropriate with respect to the Fund, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

         The Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.

         For All Other Funds: The net asset value per share of each Fund is normally determined daily as of the close of the customary trading session on the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Trust. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts closing prices which are available 15 minutes after the close of trading of the NYSE will generally be used. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the total number of shares outstanding. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each equity security (excluding convertible bonds) held by the Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the closing bid price based upon quotes furnished by independent pricing services or market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees of the Trust. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE.

         Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such foreign securities used in computing the net asset value of each Fund's shares are determined at such times as trading is completed. Foreign currency exchange rates are also generally determined prior to the close of the customary trading session of the NYSE. Occasionally, events affecting the values of such foreign securities and such foreign securities exchange rates may occur after the time at which such values are determined and prior to the close of the NYSE that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

         It is the present policy of the Funds to declare and distribute dividends representing substantially all net investment income as follows:

                                                                          DIVIDENDS             DIVIDENDS
                                                                          DECLARED                 PAID
                                                                          ---------             ---------
         AIM V.I. Aggressive Growth Fund ................................ annually              annually
         AIM V.I. Balanced Fund ......................................... annually              annually
         AIM V.I. Basic Value Fund....................................... annually              annually
         AIM V.I. Blue Chip Fund ........................................ annually              annually
         AIM V.I. Capital Appreciation Fund ............................. annually              annually
         AIM V.I. Capital Development Fund .............................. annually              annually
         AIM V.I. Core Equity Fund ...................................... annually              annually
         AIM V.I. Dent Demographic Trends Fund........................... annually              annually
         AIM V.I. Diversified Income Fund ............................... annually              annually
         AIM V.I. Global Utilities Fund ................................. annually              annually
         AIM V.I. Government Securities Fund ............................ annually              annually
         AIM V.I. Growth Fund ........................................... annually              annually
         AIM V.I. High Yield Fund ....................................... annually              annually
         AIM V.I. International Growth Fund ............................. annually              annually
         AIM V.I. Mid Cap Core Equity Fund............................... annually              annually
         AIM V.I. Money Market Fund .....................................    daily                 daily
         AIM V.I. New Technology Fund.................................... annually              annually
         AIM V.I. Premier Equity Fund ................................... annually              annually

         All such distributions will be automatically reinvested, at the election of Participating Insurance Companies, in shares of the Fund issuing the distribution at the net asset value determined on the reinvestment date.

         It is the Fund's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods.

         It is the present policy of the Funds to declare and pay annually net investment income dividends and capital gain distributions except for Aim V.I. Money Market Fund. It is the Fund's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year to separate accounts of participating life insurance companies. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any carried forward from previous fiscal periods. At the election of participating life insurance companies, dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.

         AIM V.I. Money Market Fund declares and pays daily net investment income dividends and declares and pays annually any capital gain distributions. The Fund does not expect to realize any long-term capital gains and losses. The Fund may distribute net realized short-term gains, if any, more frequently.

         A dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Money Market Fund or the net income per share of a class of the Fund for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the AIM Money Market Fund was reduced, or was anticipated to be reduced, below $1.00, the Board of Trustees might suspend further dividend payments on shares of the Fund until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Fund and/or its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

         Each series of shares of the Trust is treated as a separate association taxable as a corporation. Each Fund intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. As a RIC, a Fund will not be subject to federal income tax to the extent it distributes to its shareholders its net investment income and net capital gains.

         In order to qualify as a regulated investment company, each Fund must satisfy certain requirements concerning the nature of its income, diversification of its assets and distribution of its income to shareholders. In order to ensure that individuals holding the Contracts whose assets are invested in a Fund will not be subject to federal income tax on distributions made by the Fund prior to the receipt of payments under the Contracts, each Fund intends to comply with additional requirements of Section 817(h) of the Code relating to both diversification of its assets and eligibility of an investor to be its shareholder. Certain of these requirements in the aggregate may limit the ability of a Fund to engage in transactions involving options, futures contracts, forward contracts and foreign currency and related deposits.

         The holding of the foreign currencies and investments by a Fund in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on such Fund.

         Each Fund investing in foreign securities may be subject to foreign withholding taxes on income from its investments. In any year in which more than 50% in value of a Fund's total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign taxes paid by it as if they had been paid by its shareholders. The insurance company segregated asset accounts holding Fund shares should consider the impact of this election.

         Holders of Contracts under which assets are invested in the Funds should refer to the prospectus for the Contracts for information regarding the tax aspects of ownership of such Contracts.

         Because each Fund intends to qualify under the Code as a RIC for each taxable year, each Fund must, among other things, meet the following requirements: A. Each Fund must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. B. Each Fund must diversify its holdings so that, at the end of each fiscal quarter or within 30 days thereafter: (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other
RICs).

         The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year the sum of 98% of its ordinary income for the calendar year, plus 98% of its capital gain net income for the 12-month period ending on October 31 of the calendar year. The amount which must be distributed is increased by undistributed income and gains from prior years and decreased by certain distributions in prior years. Each Fund intends to make sufficient distributions to avoid imposition of the excise tax. Some Funds meet an exception which results in their not being subject to excise tax.

         As a RIC, each Fund will not be subject to federal income tax on its income and gains distributed to shareholders if it distributes at least (i) 90% of its investment company taxable income for the taxable year; and (ii) 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2). Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the distribution requirement.

         Each Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on each Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts that may be invested in securities of a single issuer and (ii) eligible investors. Because Section 817(h) and those regulations treat the assets of each Fund as assets of the corresponding division of the insurance company separate accounts, each Fund intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of a Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. The regulations also provide that a Fund's shareholders are limited, generally, to life insurance company separate accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of a Fund or the trustee of a qualified pension plan. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), government securities and securities of other RICs. Failure of a Fund to satisfy the Section 817(h) requirements would result in taxation of and treatment of the Contract holders investing in a corresponding division other than as described in the applicable prospectuses of the various insurance company separate accounts.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

         The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Series II shares (the "Plan"). Each Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of average daily net assets of Series II shares.

         The Plan compensates AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

         Amounts payable by a Fund under the Plan need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plan does not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the

Plan. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Series II shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

         The Funds may pay a service fee of 0.25% of the average daily net assets of the Series II shares to selected dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the Plan. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

         See Appendix I for a list of the amounts paid by Series II shares to AIM Distributors pursuant to the Plan for the year, or period, ended December 31, 2001 and Appendix J for an estimate by category of the allocation of actual fees paid by Series II shares of each Fund pursuant to its respective distribution plan for the year or period ended December 31, 2001.

         As required by Rule 12b-1, the Plan and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit each class of the Funds and its respective shareholders.

         The anticipated benefits that may result from the Plan with respect to each Fund and/or the classes of each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

         Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plan that would increase materially the distribution expenses paid by the class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

DISTRIBUTOR

         The Trust has entered into a master distribution agreement relating to the Funds (the "Distribution Agreement") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreement provides AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis [directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.]

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.


                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) =ERV

Where           P       =    a hypothetical initial payment of $1,000.
                T       =    average annual total return (assuming the
                             applicable maximum sales load is deducted at the
                             beginning of the 1, 5, or 10 year periods).
                n       =    number of years.
                ERV     =    ending redeemable value of a hypothetical $1,000
                             payment at the end of the 1, 5, or 10 year periods
                             (or fractional portion of such period).

The cumulative total returns for each Fund, with respect to its Series I shares, for the one, five and ten year periods (or since inception if applicable) ended December 31 are found in Appendix L.

Yield Quotation

         Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         The standard formula for calculating yield for each Fund is as follows:

                                                    6
                         YIELD = 2[((a-b)/(c x d)+1) -1]

Where          a     =     dividends and interest earned during a stated 30-day
                           period. For purposes of this calculation, dividends
                           are accrued rather than recorded on the ex-dividend
                           date. Interest earned under this formula must
                           generally be calculated based on the yield to
                           maturity of each obligation (or, if more appropriate,
                           based on yield to call date).
               b     =     expenses accrued during period (net of
                           reimbursements).
               c     =     the average daily number of shares outstanding during
                           the period.
               d     =     the maximum offering price per share on the last day
                           of the period.

         The standard formula for calculating annualized yield for AIM V.I. Money Market Fund is as follows:

                           Y = (V  -- V )    x       365
                                 1     0
                               ----------            ---
                                   V                  7
                                    0

         Where       Y         =    annualized yield.
                     V         =    the value of a hypothetical pre-existing
                      0             account in the Fund having a balance of one
                                    share at the beginning of a stated seven-day
                                    period.
                     V         =    the value of such an account at the end of
                      1             the stated period.

         The standard formula for calculating effective annualized yield for the Fund is as follows:

                                       365/7
                           EY = (Y + 1)      - 1

         Where       EY        =    effective annualized yield.

                     Y         =    annualized yield, as determined above.

Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         Certain Funds may participate in the initial public offering (IPO) market in some market cycles. Because of these Funds' small asset bases, any investment the Funds may make in IPOs may significantly increase these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may decrease the Funds' total returns.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

         Advertising Age                    Forbes                              Nation's Business
         Barron's                           Fortune                             New York Times
         Best's Review                      Hartford Courant                    Pension World
         Broker World                       Inc.                                Pensions & Investments
         Business Week                      Institutional Investor              Personal Investor
         Changing Times                     Insurance Forum                     Philadelphia Inquirer
         Christian Science Monitor          Insurance Week                      USA Today
         Consumer Reports                   Investor's Daily                    U.S. News & World Report
         Economist                          Journal of the American             Wall Street Journal
         FACS of the Week                   Society of CLU & ChFC               Washington Post
         Financial Planning                 Kiplinger Letter                    CNN
         Financial Product News             Money                               CNBC
         Financial Services Week            Mutual Fund Forecaster              PBS
         Financial World

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                                    Stanger
         Donoghue's                                           Weisenberger
         Mutual Fund Values (Morningstar)                     Lipper, Inc.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

         Lipper Balanced Fund Index                           Russell 2000(R) Index
         Lipper European Fund Index                           Russell 3000(R) Index
         Lipper Global Fund Index                             Russell 3000 Growth Index
         Lipper Utilities Fund Index                          Lehman Aggregate Bond Index
         Lipper International Fund Index                      Dow Jones Global Utilities Index
         Lipper Multi Cap Core Fund Index                     MSCI All Country World Index
         Lipper Multi Cap Growth Fund Index                   MSCI EAFE Index
         Lipper Science & Technology Fund Index               MSCI Europe Index
         Lipper Small Cap Core Fund Index                     PSE Tech 100 Index
         Lipper Small Cap Growth Fund Index                   Standard & Poor's 500 Stock Index
         Lipper Large Cap Core Fund Index                     Wilshire 5000 Index
         Russell 1000 Index                                   NASDAQ Index
         Russell 1000 Value Index

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Fund's portfolio; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

         From time to time, AIM V.I. Dent Demographic Trends Fund's sales literature and/or advertisements may quote (i) Harry S. Dent, Jr.'s theories on why the coming decade may offer unprecedented opportunities for investors, including his opinions on the stock market outlook and where growth may be strongest; (ii) Harry S. Dent, Jr.'s opinions and theories from his books and publications, including, but not limited to, Job Shock, The Great Boom Ahead and The Roaring 2000s, including his beliefs that (a) people's spending patterns may help predict the stock market, (b) the stock market has tended to perform best when a generation has reached its peak spending years from ages 45-50, and (c) as more and more baby boomers reach their peak spending age, they could propel stock prices up for the next decade; and (iii) Harry S. Dent, Jr.'s S-curve analysis, a forecasting tool used to analyze products that show remarkable growth.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:


                              MOODY'S BOND RATINGS

         Moody's describes its ratings for corporate bonds as follows:

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

          Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

         In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                         MOODY'S SHORT-TERM LOAN RATINGS

          Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

          A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

          A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

         Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on Funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

         S&P describes its ratings for corporate bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

         An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The ratings are based, in varying degrees, on the following considerations: likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA


         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

         Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

          An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

          Note rating symbols and definitions are as follows:

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          Rating categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues with this rating are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                       FITCH INVESTMENT GRADE BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                 RATINGS OUTLOOK

         An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.


                      FITCH SPECULATIVE GRADE BOND RATINGS

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

          Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                                                      APPENDIX B


Trustees and Officers
--------------------------------------------------------------------------------
As of December 31, 2001


The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
                          TRUSTEE
NAME, YEAR OF BIRTH AND   AND/OR
POSITION(S) HELD WITH     OFFICER                                                               OTHER DIRECTORSHIP(S)
THE TRUST                 SINCE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSON
Robert H. Graham* - 1946   1993     Chairman, President and Chief Executive Officer, A I M      None
Trustee, Chairman and               Management Group Inc. (financial services holding
President                           company); Chairman and President, A I M Advisors, Inc.
                                    (registered investment advisor); Director and Senior Vice
                                    President, A I M Capital Management, Inc. (registered
                                    investment advisor); Chairman, A I M Distributors, Inc.
                                    (registered broker dealer), A I M Fund Services, Inc.
                                    (registered transfer agent) and Fund Management Company
                                    (registered broker dealer); and Director and Vice
                                    Chairman, AMVESCAP PLC (parent of AIM and a global
                                    investment management firm)
INDEPENDENT TRUSTEES
Frank S. Bayley - 1939     2001     Of Counsel, law firm of Baker & McKenzie                    Badgley Funds, Inc. (registered
Trustee                                                                                         investment company)
Bruce L. Crockett - 1944   1993     Chairman, Crockett Technology Associates (technology        ACE Limited (insurance
Trustee                             consulting company)                                         company); and Captaris, Inc.
                                                                                                (unified messaging provider)
Albert R. Dowden - 1941    2000     Chairman, Cortland Trust, Inc. (registered investment       None
Trustee                             company) and DHJ Media, Inc.; Director, Magellan
                                    Insurance Company; Member of Advisor Board of Rotary
                                    Power International (designer, manufacturer, and seller
                                    of rotary power engines); formerly, Director,
                                    President and CEO, Volvo Group North America, Inc. and
                                    director of various affiliated Volvo companies
Edward K. Dunn,            1998     Formerly, Chairman, Mercantile Mortgage Corp.; Vice         Baltimore Equitable Society for
Jr. - 1935                          Chairman, President and Chief Operating Officer,            Insuring Houses Against Fires
Trustee                             Mercantile-Safe Deposit & Trust Co.; and President,         (mutual insurance company);
                                    Mercantile Bankshares Corp.                                 and Ward Machinery
Jack M. Fields - 1952      1997     Chief Executive Officer, Twenty First Century Group, Inc.   Administaff
Trustee                             (government affairs company)
Carl Frischling** - 1937   1993     Partner, law firm of Kramer Levin Naftalis and Frankel      Cortland Trust, Inc.
Trustee                             LLP                                                         (registered investment company)
Prema                      1998     Formerly, Chief Executive Officer, YWCA of the USA          None
Mathai-Davis - 1950
Trustee
Lewis F. Pennock - 1942    1993     Partner, law firm of Pennock & Cooper                       None
Trustee
Ruth H. Quigley - 1935     2001     Retired                                                     None
Trustee
Louis S. Sklar - 1939      1993     Executive Vice President, Development and Operations,       None
Trustee                             Hines Interests Limited Partnership (real estate
                                    development company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to and a director of the principal underwriter of, the Trust.

** The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

--------------------------------------------------------------------------------
As of December 31, 2001


The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
                          TRUSTEE
NAME, YEAR OF BIRTH AND   AND/OR
POSITION(S) HELD WITH     OFFICER                                                               OTHER DIRECTORSHIP(S)
THE TRUST                 SINCE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
Gary T. Crum - 1947        1993     Director and President, A I M Capital Management, Inc.      N/A
Senior Vice President               (registered investment advisor); Director and Executive
                                    Vice President, A I M Management Group Inc. (financial
                                    services holding company); Director and Senior Vice
                                    President, A I M Advisors, Inc. (registered investment
                                    advisor); and Director, A I M Distributors, Inc.
                                    (registered broker dealer) and AMVESCAP PLC (parent of
                                    AIM and a global investment management firm)

Carol F. Relihan - 1954    1993     Director, Senior Vice President, General Counsel and        N/A
Senior Vice President               Secretary, A I M Advisors, Inc. and A I M Management
and Secretary                       Group Inc.; Director, Vice President and General Counsel,
                                    Fund Management Company; and Vice President, A I M Fund
                                    Services, Inc., A I M Capital Management, Inc. and A I M
                                    Distributors, Inc.

Robert G. Alley - 1948     1993     Senior Vice President, A I M Capital Management, Inc.;      N/A
Vice President                      and Vice President, A I M Advisors, Inc.

Stuart W. Coco - 1955      1993     Senior Vice President-Director of Fixed Income Research,    N/A
Vice President                      A I M Capital Management, Inc.; and Vice President, A I M
                                    Advisors, Inc.

Melville B. Cox - 1943     1993     Vice President and Chief Compliance Officer, A I M          N/A
Vice President                      Advisors, Inc. and A I M Capital Management, Inc.; and
                                    Vice President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960   1993     Senior Vice President-Director of Cash Management, A I M    N/A
Vice President                      Capital Management, Inc.; Director and President, Fund
                                    Management Company; and Vice President, A I M Advisors,
                                    Inc.

Edgar M. Larsen - 1940     1999     Vice President, A I M Advisors, Inc. and A I M Capital      N/A
Vice President                      Management, Inc.

Dana R. Sutton - 1959      1993     Vice President and Fund Treasurer, A I M Advisors, Inc.     N/A
Vice President and
Treasurer

                                  APPENDIX B-1

                             AS OF DECEMBER 31, 2001





            Name of Trustee              Dollar Range or Equity Securities In     Aggregate Dollar Range of Equity
                                                     the Funds(1)               Securities in The AIM Family of Funds
---------------------------------------- -------------------------------------- --------------------------------------
Robert H. Graham                                          N/A                               Over $100,000
---------------------------------------- -------------------------------------- --------------------------------------
Frank S. Bayley                                           N/A                             $10,000 - $50,000
---------------------------------------- -------------------------------------- --------------------------------------
Bruce L. Crockett                                         N/A                               $1 - $10,000
---------------------------------------- -------------------------------------- --------------------------------------
Owen Daly II                                              N/A                             Over $100,000(2)
---------------------------------------- -------------------------------------- --------------------------------------
Albert R. Dowden                                          N/A                               Over $100,000
---------------------------------------- -------------------------------------- --------------------------------------
Edward K. Dunn, Jr.                                       N/A                             Over $100,000(2)
---------------------------------------- -------------------------------------- --------------------------------------
Jack M. Fields                                            N/A                             Over $100,000(2)
---------------------------------------- -------------------------------------- --------------------------------------
Carl Frishling                                            N/A                             Over $100,000(2)
---------------------------------------- -------------------------------------- --------------------------------------
Prema Mathai-Davis                                        N/A                           $50,000 - $100,000(2)
---------------------------------------- ------------------------------------- --------------------------------------
Lewis F. Pennock                                          N/A                             $10,000 - $50,000
---------------------------------------- -------------------------------------- --------------------------------------
Ruth H. Quigley                                           N/A                               $1 - $10,000
---------------------------------------- -------------------------------------- --------------------------------------
Louis S. Skylar                                           N/A                               Over $100,000
---------------------------------------- -------------------------------------- --------------------------------------


(1) During the above period, no Trustee had any Dollar Range or Equity Securities in the Funds.

(2) Included the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE


         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who is not affiliated with AIM during the year ended December 31, 2001:



                                                              RETIREMENT        ESTIMATED
                                            AGGREGATE          BENEFITS           ANNUAL               TOTAL
                                        COMPENSATION FROM       ACCRUED          BENEFITS          COMPENSATION
                                               THE              BY ALL             UPON            FROM ALL AIM
                DIRECTOR                     TRUST(1)        AIM FUNDS(2)      RETIREMENT(3)       FUNDS(4) (5)
   ------------------------------------ ------------------- ---------------- ----------------- ---------------------
   Frank S. Bayley(6)                   $          2,213    $     - 0 -      $         75,000  $          112,000
   ------------------------------------ ------------------- ---------------- ----------------- ---------------------
   Bruce L. Crockett                              28,969           36,312              75,000             126,500
   ------------------------------------ ------------------- ---------------- ----------------- ---------------------
   Owen Daly II(7)                                28,969           33,318              75,000             126,500
   ------------------------------------ ------------------- ---------------- ----------------- ---------------------
   Albert R. Dowden                               25,600            3,193              75,000             126,500
   ------------------------------------ ------------------- ---------------- ----------------- ---------------------
   Edward K. Dunn, Jr.                            28,969            8,174              75,000             126,500
   ------------------------------------ ------------------- ---------------- ----------------- ---------------------
   Jack M. Fields                                 28,616           19,015              75,000             126,000
   ------------------------------------ ------------------- ---------------- ----------------- ---------------------
   Carl Frischling(8)                             28,873           54,394              75,000             126,000
   ------------------------------------ ------------------- ---------------- ----------------- ---------------------
   Prema Mathai-Davis                             28,969           21,056              75,000             126,500
   ------------------------------------ ------------------- ---------------- ----------------- ---------------------
   Lewis F. Pennock                               28,969           37,044              75,000             126,500
   ------------------------------------ ------------------- ---------------- ----------------- ---------------------
   Ruth H. Quigley(6)                              2,309          - 0 -                75,000             112,500
   ------------------------------------ ------------------- ---------------- ----------------- ---------------------
   Louis S. Sklar                                 28,108           53,911              75,000             123,000
   ==================================== =================== ================ ================= =====================

(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2001, including earnings, was $________.

(2) During the fiscal year ended December 31, 2001, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $________.

(3) Amounts shown assume each trustee serves until his or her normal retirement date.

(4) All trustees currently serve as directors or trustees of sixteen registered investment companies advised by AIM.

(5) During the fiscal year ended December 31, 2001 the Trust received reimbursement for compensation paid to the trustees of $_________. During the year ended December 31, 2001, all AIM Funds received reimbursement of total compensation paid to Trustees of $31,500.

(6) Mr. Bayley and Miss Quigley were elected to serve as trustees on September 28, 2001.

(7)      Mr. Daly retired as a trustee on December 31, 2001.

(8) During the fiscal year ended December 31, 2001, the Trust paid $___________ in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of February 2, 2002.


AIM V.I. AGGRESSIVE GROWTH FUND

                                                                  SERIES I                  SERIES II
                                                                   SHARES                     SHARES
              ------------------------------------------- -------------------------- -------------------------

              NAME AND ADDRESS OF                            PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                     RECORD                     RECORD
              ------------------------------------------- -------------------------- -------------------------

              ALLMERICA FINANCIAL LIFE INS & ANNUITY               50.23%*                     N/A
              COMPANY
              ATTN: LYNNE MCENTEGART SEP ACCOUNT
              440 LINCOLN STREET
              MAILSTOP S-310
              WORCESTER MA  01653-0000
              ------------------------------------------- -------------------------- -------------------------

              GLENBROOK LIFE & ANNUITY CO                          29.07%*                     N/A
              PROPRIETARY ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ------------------------------------------- -------------------------- -------------------------

              SAFECO LIFE INSURANCE COMPANY                         8.12%                      N/A
              ATTN MICHAEL ZHANG
              10865 WILLOWS RD NE
              REDMOND WA  98052-0000
              ------------------------------------------- -------------------------- -------------------------

----------
* Presumed to be a control person because of beneficial ownership of 25% or more of that Fund.

AIM V.I. BALANCED FUND

                                                                  SERIES I                  SERIES II
                                                                   SHARES                     SHARES
              ------------------------------------------- -------------------------- -------------------------
              NAME AND ADDRESS OF                            PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                     RECORD                     RECORD
              ------------------------------------------- -------------------------- -------------------------

              GLENBROOK LIFE & ANNUITY                             62.91%*                     N/A
              CO
              PROPRIETARY ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155

              ------------------------------------------- -------------------------- -------------------------

              UNION CENTRAL LIFE INSURANCE                         12.86%                      N/A
              FBO VARIABLE UNIVERSAL LIFE
              ATTN ROBERTA UJVARY
              PO BOX 40888
              CINCINNATI OH  45240-0000

              ------------------------------------------- -------------------------- -------------------------

              GLENBROOK LIFE & ANNUITY CO                           8.45%                      N/A
              GLAC MULTI-MANAGER ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ------------------------------------------- -------------------------- -------------------------

              ALLSTATE LIFE INS CO OF NEW YORK                      5.41%                      N/A
              NY PROPRIETARY
              3100 SANDERS ROAD
              NORTHBROOK IL  60062-0000
              ------------------------------------------- -------------------------- -------------------------

              TRANSAMERICA LIFE INSURANCE                            N/A                        100.00%**
              CO
              ATTN FMD ACCTG MS 4410
              4333 EDGEWOOD RD NE
              CEDAR RAPIDES IOWA 52499
              ------------------------------------------- -------------------------- -------------------------



----------
* Presumed to be a control person because of beneficial ownership of 25% or more of that Fund.

**       Owned of record and beneficially (such as AIM advisors, Inc.)

AIM V.I. BASIC VALUE FUND

                                                                  SERIES I                  SERIES II
                                                                   SHARES                     SHARES
              ------------------------------------------ --------------------------- -------------------------

              NAME AND ADDRESS OF                           PERCENTAGE OWNED OF        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                     RECORD                     RECORD
              ------------------------------------------ --------------------------- -------------------------

              HARTFORD LIFE AND ANNUITY                            39.19%*                     N/A
              SEPARATE ACCOUNT
              ATTN DAVE TEN BROECK
              PO BOX 2999
              HARTFORD CT  06104-2999
              ------------------------------------------ --------------------------- -------------------------

              GLENBROOK LIFE & ANNUITY CO                          23.45%                      N/A
              PROPRIETARY ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ------------------------------------------ --------------------------- -------------------------

              ALLSTATE LIFE INSURANCE CO                           14.01%                      N/A
              ATTN FINANCIAL CONTROL- CIGNA
              300 N MILWAUKEE AVE
              VERNON HILLS IL  60061-0000
              ------------------------------------------ --------------------------- -------------------------

              HARTFORD LIFE SEPARATE ACCOUNT                       8.89%                       N/A
              ATTN DAVE TEN BROECK
              PO BOX 2999
              HARTFORD CT  06104-2999
              ------------------------------------------ --------------------------- -------------------------
                                                                                               N/A
              GLENBROOK LIFE & ANNUITY CO                          6.93%
              VA 1 AND SPVL ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ------------------------------------------ --------------------------- -------------------------
              A I M ADVISORS
              INC                                                   N/A                      100.00%**
              ATTN: DAVID HESSE
              11 GREENWAY PLAZA
              SUITE 1919
              HOUSTON TX  77046-0000
              ------------------------------------------ --------------------------- -------------------------


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of that Fund.

**       Owned of record and beneficially (such as AIM advisors, Inc.)

AIM V.I. BLUE CHIP FUND

                                                                  SERIES I                  SERIES II
                                                                   SHARES                     SHARES
              ------------------------------------------ --------------------------- -------------------------

              NAME AND ADDRESS OF                           PERCENTAGE OWNED OF        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                     RECORD                     RECORD
              ------------------------------------------ --------------------------- -------------------------

              GLENBROOK LIFE & ANNUITY CO                          44.11%*                     N/A
              PROPRIETARY ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ------------------------------------------ --------------------------- -------------------------
              ALLMERICA FINANCIAL LIFE INS & ANNUITY               30.16%*                     N/A
              COMPANY
              ATTN: LYNNE MCENTEGART SEP ACCOUNT
              440 LINCOLN STREET
              MAILSTOP S-310
              WORCESTER MA  01653-0000

              ------------------------------------------ --------------------------- -------------------------

              ALLSTATE LIFE INS CO OF NEW                          10.58%                      N/A
              YORK
              NY PROPRIETARY
              3100 SANDERS ROAD
              NORTHBROOK IL  60062-7155
              ------------------------------------------ --------------------------- -------------------------



AIM V.I. CAPITAL APPRECIATION FUND

                                                                  SERIES I                  SERIES II
                                                                   SHARES                     SHARES
              ------------------------------------------ --------------------------- -------------------------

              NAME AND ADDRESS OF                           PERCENTAGE OWNED OF        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                     RECORD                     RECORD
              ------------------------------------------ --------------------------- -------------------------

              ALLSTATE LIFE INSURANCE CO                           14.04%                      N/A
              ATTN FINANCIAL CONTROL- CIGNA
              300 N MILWAUKEE AVE
              VERNON HILLS IL  60061-0000
              ------------------------------------------ --------------------------- -------------------------


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of that Fund.

AIM V.I. BLUE CHIP FUND

                                                                  SERIES I                  SERIES II
                                                                   SHARES                     SHARES
              ------------------------------------------ --------------------------- -------------------------

              NAME AND ADDRESS OF                           PERCENTAGE OWNED OF        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                     RECORD                     RECORD
              ------------------------------------------ --------------------------- -------------------------

              AETNA LIFE INSURANCE & ANNUITY COMPANY               12.34%                      N/A
              ATTN JACKIE JOHNSON
              CONVEYOR TN41
              151 FARMINGTON AVE
              HARTFORD CT  06156-0000

              ------------------------------------------ --------------------------- -------------------------

              MERRILL LYNCH LIFE INSURANCE CO                      11.31%                      N/A
              ATTN KELLEY WOODS
              4804 DEER LAKE DR E
              BLDG 3 4TH FL
              JACKSONVILLE FL  32246-0000

              ------------------------------------------ --------------------------- -------------------------

              GLENBROOK LIFE & ANNUITY CO                          6.87%                       N/A
              VA 1 AND SPVL ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155

              ------------------------------------------ --------------------------- -------------------------

              GLENBROOK LIFE & ANNUITY CO                          5.58%                       N/A
              PROPRIETARY ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ------------------------------------------ --------------------------- -------------------------

              IDS LIFE INSURANCE CO                                 N/A                      48.14%*
              RAVA
              ADVANTAGE VARIABLE ANNUITY 1AC
              222 AXP FINANCIAL CENTER
              MINNEAPOLIS MN  55474-0000

              ------------------------------------------ --------------------------- -------------------------

              IDS LIFE INSURANCE                                    N/A                      47.49%*
              CO
              RAVA ADVANTAGE VARIABLE ANTY 2AC
              222 AXP FINANCIAL CENTER
              MINNEAPOLIS MN  55474-0000
              ------------------------------------------ --------------------------- -------------------------



----------
* Presumed to be a control person because of beneficial ownership of 25% or more of that Fund.

AIM V.I. CAPITAL DEVELOPMENT FUND

                                                                  SERIES I                  SERIES II
                                                                   SHARES                     SHARES
              ------------------------------------------ --------------------------- -------------------------

              NAME AND ADDRESS OF                           PERCENTAGE OWNED OF        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                     RECORD                     RECORD
              ------------------------------------------ --------------------------- -------------------------

              AMERICAN EXPRESS FINANCIAL ADVIS                     34.07%*                     N/A
              C/O IDS LIFE INSURANCE COMPANY 1CA
              FLEX VARIABLE ANNUIT AC T11/1646
              IDS TOWER 10T11/340
              MINNEAPOLIS MN  55440-0000
              ------------------------------------------ --------------------------- -------------------------

              AMERICAN EXPRESS FINANCIAL ADVIS                     31.51%*                     N/A
              C/O IDS LIFE INSURANCE COMPANY 2CA
              FLEX VARIABLE ANNUIT AC T11/1646
              IDS TOWER 10T11/340
              MINNEAPOLIS MN  55440-0000
              ------------------------------------------ --------------------------- -------------------------

              GLENBROOK LIFE & ANNUITY CO                          17.92%                      N/A
              PROPRIETARY ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ------------------------------------------ --------------------------- -------------------------

              IDS LIFE INSURANCE                                    N/A                      50.86%*
              CO
              RAVA ADVANTAGE VARIABLE ANTY 2AC
              222 AXP FINANCIAL CENTER
              MINNEAPOLIS MN  55474-0000
              ------------------------------------------ --------------------------- -------------------------

              IDS LIFE INSURANCE CO                                 N/A                      44.30%*
              RAVA
              ADVANTAGE VARIABLE ANNUITY 1AC
              222 AXP FINANCIAL CENTER
              MINNEAPOLIS MN  55474-0000
              ------------------------------------------ --------------------------- -------------------------


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of that Fund.

AIM V.I. CORE EQUITY FUND

                                                                  SERIES I                  SERIES II
                                                                   SHARES                     SHARES
              ------------------------------------------ --------------------------- -------------------------

              NAME AND ADDRESS OF                           PERCENTAGE OWNED OF        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                     RECORD                     RECORD
              ------------------------------------------ --------------------------- -------------------------

              IDS LIFE INSURANCE CORP                              38.45%*                      N/A
              VARIABLE UNIVERSAL LIFE III
              340 AXP FINANCIAL CENTER
              MINNEAPOLIS MN  55474-0000
              ------------------------------------------ --------------------------- -------------------------

              AMERICAN EXPRESS FINANCIAL ADVIS                     18.63%                       N/A
              C/O IDS LIFE INSURANCE COMPANY 1CA
              FLEX VARIABLE ANNUIT AC T11/1646
              IDS TOWER 10T11/340
              MINNEAPOLIS MN  55440-0000
              ------------------------------------------ --------------------------- -------------------------

              AETNA LIFE INSURANCE & ANNUITY COMPANY               7.27%                        N/A
              ATTN JACKIE JOHNSON
              CONVEYOR TN41
              151 FARMINGTON AVE
              HARTFORD CT  06156-0000
              ------------------------------------------ --------------------------- -------------------------

              PRUDENTIAL INSURANCE CO IF AMER                      6.94%                        N/A
              ATTN IGG FINL REP SEP ACCTS
              NJ-02-07-01
              213 WASHINGTON ST
              7TH FL
              NEWARK NJ  07102-2992
              ------------------------------------------ --------------------------- -------------------------

              GLENBROOK LIFE & ANNUITY CO                          5.14%                        N/A
              PROPRIETARY ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ------------------------------------------ --------------------------- -------------------------

              SAGE LIFE ASSURANCE OF                                N/A                        99.57%*
              AMERICA
              300 ATLANTIC ST
              STE 302
              STAMFORD CT  06901-0000
              ------------------------------------------ --------------------------- -------------------------


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of that Fund.

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                                                                   SERIES I                  SERIES II
                                                                    SHARES                    SHARES
             -------------------------------------------- --------------------------- ------------------------

             NAME AND ADDRESS OF                             PERCENTAGE OWNED OF        PERCENTAGE OWNED OF
             PRINCIPAL HOLDER                                       RECORD                    RECORD
             -------------------------------------------- --------------------------- ------------------------

             GLENBROOK LIFE & ANNUITY CO                           39.48%*                      N/A
             PROPRIETARY ACCOUNT
             3100 SANDERS RD
             NORTHBROOK IL  60062-7155
             -------------------------------------------- --------------------------- ------------------------

             RELIASTAR LIFE INSURANCE CO                           17.14                        N/A
             FBO NORTHERN LIFE VAR ANN SEP 1
             RTE 5106
             PO BOX 20
             MINNEAPOLIS MN  5440-0000
             -------------------------------------------- --------------------------- ------------------------

             RELIASTAR LIFE INSURANCE CO                            9.17%                       N/A
             FBO SELECT LIFE 2/3
             RTE 5106 PO BOX 20
             MINNEAPOLIS MN  55440-0000
             -------------------------------------------- --------------------------- ------------------------

             GOLDEN AMERICAN LIFE INSURANCE COM                      N/A                      99.91%*
             1475 DUNWOODY DRIVE
             WEST CHESTER, PA 19380
             -------------------------------------------- --------------------------- ------------------------


AIM V.I. DIVERSIFIED INCOME FUND

                                                                  SERIES I                  SERIES II
                                                                   SHARES                     SHARES
              ------------------------------------------ --------------------------- -------------------------

              NAME AND ADDRESS OF                           PERCENTAGE OWNED OF        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                     RECORD                     RECORD
              ------------------------------------------ --------------------------- -------------------------

              ALLSTATE LIFE INSURANCE CO                           29.92%*                     N/A
              ATTN FINANCIAL CONTROL- CIGNA
              300 N MILWAUKEE AVE
              VERNON HILLS IL  60061-0000
              ------------------------------------------ --------------------------- -------------------------

              GLENBROOK LIFE & ANNUITY CO                          20.92%                      N/A
              VA 1 AND SPVL ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ------------------------------------------ --------------------------- -------------------------




----------
* Presumed to be a control person because of beneficial ownership of 25% or more of that Fund.

                                                                  SERIES I                  SERIES II
                                                                   SHARES                     SHARES
              ------------------------------------------ --------------------------- -------------------------

              NAME AND ADDRESS OF                           PERCENTAGE OWNED OF        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                     RECORD                     RECORD
              ------------------------------------------ --------------------------- -------------------------

              GLENBROOK LIFE & ANNUITY CO                          20.34%                      N/A
              PROPRIETARY ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155

              ------------------------------------------ --------------------------- -------------------------

              GENERAL AMERICAN LIFE                                8.12%                       N/A
              SEPARATE ACCOUNTS B1-08
              ATTN MARVIN HABBAS
              13045 TESSON FERRY RD
              ST LOUIS MO  63128-0000

              ------------------------------------------ --------------------------- -------------------------

              AMERICAN GENERAL ANNUITY                             5.60%                       N/A
              ATTN CHRIS BOUMAN
              205 E 10TH ST
              AMARILLO TX  79101-0000
              ------------------------------------------ --------------------------- -------------------------



AIM V.I. GLOBAL UTILITIES FUND

                                                                  SERIES I                  SERIES II
                                                                   SHARES                     SHARES
              ------------------------------------------ --------------------------- -------------------------

              NAME AND ADDRESS OF                           PERCENTAGE OWNED OF        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                     RECORD                     RECORD
              ------------------------------------------ --------------------------- -------------------------

              GLENBROOK LIFE & ANNUITY CO                          32.21%*                     N/A
              PROPRIETARY ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ------------------------------------------ --------------------------- -------------------------

              ALLSTATE LIFE INSURANCE CO                           23.03%                      N/A
              ATTN FINANCIAL CONTROL- CIGNA
              300 N MILWAUKEE AVE
              VERNON HILLS IL  60061-0000
              ------------------------------------------ --------------------------- -------------------------




----------
* Presumed to be a control person because of beneficial ownership of 25% or more of that Fund.

                                                                  SERIES I                  SERIES II
                                                                   SHARES                     SHARES
              ------------------------------------------ --------------------------- -------------------------

              NAME AND ADDRESS OF                           PERCENTAGE OWNED OF        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                     RECORD                     RECORD
              ------------------------------------------ --------------------------- -------------------------

              GLENBROOK LIFE & ANNUITY CO                          19.68%                      N/A
              VA 1 AND SPVL ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ------------------------------------------ --------------------------- -------------------------

              GUARDIAN INSURANCE & ANNUITY CO                      13.63%                      N/A
              ATTN EQUITY ACCOUNTING DEPT 3-S-18
              3900 BURGESS PL
              BETHLEHEM PA  18017-000
              ------------------------------------------ --------------------------- -------------------------


AIM V.I. GOVERNMENT SECURITIES FUND

                                                                  SERIES I                  SERIES II
                                                                   SHARES                     SHARES
              ------------------------------------------ --------------------------- -------------------------

              NAME AND ADDRESS OF                           PERCENTAGE OWNED OF        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                     RECORD                     RECORD
              ------------------------------------------ --------------------------- -------------------------

              GLENBROOK LIFE & ANNUITY CO                          20.32%                      N/A
              PROPRIETARY ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ------------------------------------------ --------------------------- -------------------------

              SECURITY LIFE OF DENVER                              16.43%                      N/A
              VARIABLE OPERATIONS
              1290 BROADWAY
              DENVER CO  80203-5699
              ------------------------------------------ --------------------------- -------------------------

              ALLSTATE LIFE INSURANCE CO                           11.81%                      N/A
              ATTN FINANCIAL CONTROL- CIGNA
              300 N MILWAUKEE AVE
              VERNON HILLS IL  60061-0000
              ------------------------------------------ --------------------------- -------------------------

              TRAVELERS LIFE & ANNUITY CO                          10.79%                      N/A
              ATTN SHAREHOLDER ACCOUNTING
              FBO FIRST CITICORP LIFE INS CO
              1 TOWER SQUARE 6MS
              HARTFORD CT  06183-0000
              ------------------------------------------ --------------------------- -------------------------


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of that Fund.

                                                                  SERIES I                  SERIES II
                                                                   SHARES                     SHARES
              ------------------------------------------ --------------------------- -------------------------

              NAME AND ADDRESS OF                           PERCENTAGE OWNED OF        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                     RECORD                     RECORD
              ------------------------------------------ --------------------------- -------------------------

              GLENBROOK LIFE & ANNUITY CO                          7.59%                       N/A
              VA 1 AND SPVL ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ------------------------------------------ --------------------------- -------------------------

              AETNA LIFE INSURANCE & ANNUITY                       6.08%                       N/A
              COMPANY ATTN JACKIE JOHNSON
              CONVEYOR TN41
              151 FARMINGTON AVE
              HARTFORD CT  06156-0000
              ------------------------------------------ --------------------------- -------------------------

              HARTFORD LIFE AND ANNUITY                            5.05%                       N/A
              SEPARATE ACCOUNT
              ATTN DAVE TEN BROECK
              PO BOX 2999
              HARTFORD CT  06104-2999
              ------------------------------------------ --------------------------- -------------------------

              SAGE LIFE ASSURANCE OF                                N/A                      54.27%*
              AMERICA
              300 ATLANTIC ST
              STE 302
              STAMFORD CT  06901-0000
              ------------------------------------------ --------------------------- -------------------------

              THE LINCOLN NATIONAL LIFE INS                         N/A                      45.58%*
              CO
              ATTN SHIRLEY SMITH
              1300 SOUTH CLINTON STREET
              FORT WAYNE IN  46802-0000
              ------------------------------------------ --------------------------- -------------------------


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of that Fund.

AIM V.I. GROWTH FUND

                                                                 SERIES I                   SERIES II
                                                                  SHARES                     SHARES
              ----------------------------------------- --------------------------- --------------------------

              NAME AND ADDRESS OF                          PERCENTAGE OWNED OF         PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                    RECORD                     RECORD
              ----------------------------------------- --------------------------- --------------------------

              AETNA LIFE INSURANCE & ANNUITY COMPANY              14.87%                       N/A
              ATTN JACKIE JOHNSON
              CONVEYOR TN41
              151 FARMINGTON AVE
              HARTFORD CT  06156-0000
              ----------------------------------------- --------------------------- --------------------------

              ALLSTATE LIFE INSURANCE CO                          13.87%                       N/A
              ATTN FINANCIAL CONTROL- CIGNA
              300 N MILWAUKEE AVE
              VERNON HILLS IL  60061-0000

              ----------------------------------------- --------------------------- --------------------------

              GLENBROOK LIFE & ANNUITY CO                         11.78%                       N/A
              PROPRIETARY ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ----------------------------------------- --------------------------- --------------------------

              GLENBROOK LIFE & ANNUITY CO                         7.71%                        N/A
              VA 1 AND SPVL ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ----------------------------------------- --------------------------- --------------------------

              JOHN HANCOCK VARIABLE ACCOUNT H                     6.47%                        N/A
              ATTN RAY F SKIBA
              101 HUNTINGTON AVE 4TH FL
              BOSTON MA  02199-0000
              ----------------------------------------- --------------------------- --------------------------

              SUN LIFE FINANCIAL                                  6.21%                        N/A
              RETIREMENT PRODUCTS & SERVICES
              PO BOX 9134
              WELLESLEY HILLS, MA 02481
              ----------------------------------------- --------------------------- --------------------------

              GOLDEN AMERICAN LIFE INSURANCE                       N/A                       67.97%*
              COM
              1475 DUNWOODY DRIVE
              WEST CHESTER, PA 19380
              ----------------------------------------- --------------------------- --------------------------



----------
* Presumed to be a control person because of beneficial ownership of 25% or more of that Fund.

                                                                 SERIES I                   SERIES II
                                                                  SHARES                     SHARES
              ----------------------------------------- --------------------------- --------------------------

              NAME AND ADDRESS OF                          PERCENTAGE OWNED OF         PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                    RECORD                     RECORD
              ----------------------------------------- --------------------------- --------------------------

              LINCOLN LIFE VARIABLE                                N/A                       20.23%
              ANNUITY
              ACCOUNT N
              MUTUAL FUND ADMINIST AREA 6H-02
              1300 CLINTON STREET
              FORT WAYNE IN  46801-0000
              ----------------------------------------- --------------------------- --------------------------

              THE LINCOLN NATIONAL LIFE INS                        N/A                       10.98%
              CO
              ATTN SHIRLEY SMITH
              1300 SOUTH CLINTON STREET
              FORT WAYNE IN  46802-0000
              ----------------------------------------- --------------------------- --------------------------



AIM V.I. HIGH YIELD FUND

                                                                 SERIES I                   SERIES II
                                                                  SHARES                     SHARES
              ----------------------------------------- --------------------------- --------------------------

              NAME AND ADDRESS OF                          PERCENTAGE OWNED OF         PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                    RECORD                     RECORD
              ----------------------------------------- --------------------------- --------------------------

              GLENBROOK LIFE & ANNUITY CO                          46.57%*                     N/A
              PROPRIETARY ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ----------------------------------------- --------------------------- --------------------------

              HARTFORD LIFE INSURANCE CO                           25.79%*                     N/A
              SEPARATE ACCOUNT 2
              ATTN DAVID TEN BROECK
              PO BOX 2999
              HARTFORD CT  06104-2999
              ----------------------------------------- --------------------------- --------------------------

              ALLMERICA FINANCIAL LIFE INS                          6.57%                      N/A
              ATTN: LYNNE MCENTEGART 440 LINCOLN
              STREET
              MAILSTOP S-310
              WORCESTER MA  01653-0000
              ----------------------------------------- --------------------------- --------------------------



----------
* Presumed to be a control person because of beneficial ownership of 25% or more of that Fund.

                                                                 SERIES I                   SERIES II
                                                                  SHARES                     SHARES
              ----------------------------------------- --------------------------- --------------------------

              NAME AND ADDRESS OF                          PERCENTAGE OWNED OF         PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                    RECORD                     RECORD
              ----------------------------------------- --------------------------- --------------------------

              GLENBROOK LIFE & ANNUITY CO                         6.32%                        N/A
              GLAC MULTI-MANAGER ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ----------------------------------------- --------------------------- --------------------------

              GLENBROOK LIFE & ANNUITY CO                         5.91%                        N/A
              VA 1 AND SPVL ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ----------------------------------------- --------------------------- --------------------------
              ALLSTATE LIFE INSURANCE CO ATTN
              FINANCIAL CONTROL-CIGNA                             5.48%                        N/A
              300 N MILWAUKEE AVE
              VERNON HILLS IL 60061-0000
              ----------------------------------------- --------------------------- --------------------------

AIM V.I. INTERNATIONAL GROWTH FUND

                                                                 SERIES I                   SERIES II
                                                                  SHARES                     SHARES
              ----------------------------------------- --------------------------- --------------------------

              NAME AND ADDRESS OF                          PERCENTAGE OWNED OF         PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                    RECORD                     RECORD
              ----------------------------------------- --------------------------- --------------------------

              ALLSTATE LIFE INSURANCE CO                          15.99%                       N/A
              ATTN FINANCIAL CONTROL- CIGNA
              300 N MILWAUKEE AVE
              VERNON HILLS IL  60061-0000
              ----------------------------------------- --------------------------- --------------------------

              SUN LIFE FINANCIAL                                  15.31%                       N/A
              RETIREMENT PRODUCTS & SERVICES
              PO BOX 9134
              WELLESLEY HILLS, MA 02481
              ----------------------------------------- --------------------------- --------------------------

              GLENBROOK LIFE & ANNUITY CO                         8.51%                        N/A
              VA 1 AND SPVL ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ----------------------------------------- --------------------------- --------------------------

              LINCOLN LIFE VARIABLE ANNUITY                       7.64%                        N/A
              MUTUAL FUND ADMINIST AREA 6H-02
              1300 CLINTON STREET
              FORT WAYNE IN  46801-0000
              ----------------------------------------- --------------------------- --------------------------

              GLENBROOK LIFE & ANNUITY CO                         6.26%                        N/A
              PROPRIETARY ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ----------------------------------------- --------------------------- --------------------------

              MERRILL LYNCH LIFE INSURANCE CO                     6.22%                        N/A
              ATTN KELLEY WOODS
              4804 DEER LAKE DR E
              BLDG 3 4TH FL
              JACKSONVILLE FL  32246-0000
              ----------------------------------------- --------------------------- --------------------------

                                                                 SERIES I                   SERIES II
                                                                  SHARES                     SHARES
              ----------------------------------------- --------------------------- --------------------------

              NAME AND ADDRESS OF                          PERCENTAGE OWNED OF         PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                    RECORD                     RECORD
              ----------------------------------------- --------------------------- --------------------------

              KEYPORT LIFE INSURANCE COMPANY                      5.86%                        N/A
              125 HIGH STREET
              BOSTON MA  02110-2712
              ----------------------------------------- --------------------------- --------------------------

              SAGE LIFE ASSURANCE OF                               N/A                       60.84%*
              AMERICA
              300 ATLANTIC ST
              STE 302
              STAMFORD CT  06901-0000
              ----------------------------------------- --------------------------- --------------------------

              LINCOLN LIFE VARIABLE                                N/A                       21.90%
              ANNUITY
              ACCOUNT N
              MUTUAL FUND ADMINIST AREA 6H-02
              1300 CLINTON STREET
              FORT WAYNE IN  46801-0000
              ----------------------------------------- --------------------------- --------------------------

              AMERICAN LIFE INSURANCE COMPANY OF NEW               N/A                       16.60%
              YORK
              ATTN TREASURY/ACCOUNTING
              300 DISTILLERY COMMONS
              STE 300
              LOUISVILLE KY  40206-0000

              ----------------------------------------- --------------------------- --------------------------

----------
* Presumed to be a control person because of beneficial ownership of 25% or more of that Fund.

AIM V.I. MID CAP CORE EQUITY FUND

                                                                 SERIES I                   SERIES II
                                                                  SHARES                     SHARES
              ----------------------------------------- --------------------------- --------------------------

              NAME AND ADDRESS OF                          PERCENTAGE OWNED OF         PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                    RECORD                     RECORD
              ----------------------------------------- --------------------------- --------------------------

              HARTFORD LIFE AND ANNUITY                           35.13%*                      N/A
              SEPARATE ACCOUNT
              ATTN DAVE TEN BROECK
              PO BOX 2999
              HARTFORD CT  06104-2999
              ----------------------------------------- --------------------------- --------------------------

              GLENBROOK LIFE & ANNUITY CO                         24.25%                       N/A
              PROPRIETARY ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ----------------------------------------- --------------------------- --------------------------

              ALLSTATE LIFE INSURANCE CO                          16.70%                       N/A
              ATTN FINANCIAL CONTROL- CIGNA
              300 N MILWAUKEE AVE
              VERNON HILLS IL  60061-0000
              ----------------------------------------- --------------------------- --------------------------

              GLENBROOK LIFE & ANNUITY CO                         8.49%                        N/A
              VA 1 AND SPVL ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ----------------------------------------- --------------------------- --------------------------

              HARTFORD LIFE SEPARATE ACCOUNT                      8.43%                        N/A
              ATTN DAVE TEN BROECK
              PO BOX 2999
              HARTFORD CT  06104-2999
              ----------------------------------------- --------------------------- --------------------------
              A I M ADVISORS
              INC                                                  N/A                      100.00%**
              ATTN: DAVID HESSE
              11 GREENWAY PLAZA SUITE 1919
              HOUSTON TX  77046-0000
              ----------------------------------------- --------------------------- --------------------------

----------
* Presumed to be a control person because of beneficial ownership of 25% or more of that Fund.

**       Owned of record and beneficially (such as AIM advisors, Inc.)

AIM V.I. MONEY MARKET FUND

                                                                 SERIES I                   SERIES II
                                                                  SHARES                     SHARES
              ----------------------------------------- --------------------------- --------------------------

              NAME AND ADDRESS OF                          PERCENTAGE OWNED OF         PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                    RECORD                     RECORD
              ----------------------------------------- --------------------------- --------------------------

              GLENBROOK LIFE & ANNUITY CO                         36.24%*                      N/A
              PROPRIETARY ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ----------------------------------------- --------------------------- --------------------------

              ALLSTATE LIFE INSURANCE CO                          32.72%*                      N/A
              ATTN FINANCIAL CONTROL- CIGNA
              VERNON HILLS IL  60061-0000
              ----------------------------------------- --------------------------- --------------------------

              GLENBROOK LIFE & ANNUITY CO                         19.81%                       N/A
              VA 1 AND SPVL ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ----------------------------------------- --------------------------- --------------------------

              AMERICAN LIFE INSURANCE COMPANY OF NEW               N/A                      100.00%**
              YORK
              ATTN TREASURY/ACCOUNTING
              300 DISTILLERY COMMONS STE 300
              LOUISVILLE KY  40206-0000
              ----------------------------------------- --------------------------- --------------------------



----------
* Presumed to be a control person because of beneficial ownership of 25% or more of that Fund.

**       Owned of record and beneficially (such as AIM advisors, Inc.)

AIM V.I. NEW TECHNOLOGY FUND

                                                                 SERIES I                   SERIES II
                                                                  SHARES                     SHARES
              ----------------------------------------- --------------------------- --------------------------

              NAME AND ADDRESS OF                          PERCENTAGE OWNED OF         PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                    RECORD                     RECORD
              ----------------------------------------- --------------------------- --------------------------

              GENERAL AMERICAN LIFE                              54.84%*                       N/A
              SEPARATE ACCOUNTS B1-08
              ATTN MARVIN HABBAS
              13045 TESSON FERRY RD
              ST LOUIS MO  63128-0000
              ----------------------------------------- --------------------------- --------------------------

              GLENBROOK LIFE & ANNUITY CO                        30.67%*                       N/A
              PROPRIETARY ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ----------------------------------------- --------------------------- --------------------------

----------
* Presumed to be a control person because of beneficial ownership of 25% or more of that Fund.

AIM V.I. PREMIER EQUITY FUND

                                                                 SERIES I                   SERIES II
                                                                  SHARES                     SHARES
              ----------------------------------------- --------------------------- --------------------------

              NAME AND ADDRESS OF                          PERCENTAGE OWNED OF         PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                    RECORD                     RECORD
              ----------------------------------------- --------------------------- --------------------------

              MERRILL LYNCH LIFE INSURANCE CO                     14.44%                       N/A
              ATTN KELLEY WOODS
              4804 DEER LAKE DR E
              BLDG 3 4TH FL
              JACKSONVILLE FL  32246-0000
              ----------------------------------------- --------------------------- --------------------------

              PRUDENTIAL INSURANCE CO IF AMER                     12.57%                       N/A
              ATTN IGG FINL REP SEP ACCTS
              NJ-02-07-01
              213 WASHINGTON ST
              7TH FL
              NEWARK NJ  07102-2992
              ----------------------------------------- --------------------------- --------------------------

              ALLSTATE LIFE INSURANCE CO                          8.76%                        N/A
              ATTN FINANCIAL CONTROL- CIGNA
              300 N MILWAUKEE AVE
              VERNON HILLS IL  60061-0000
              ----------------------------------------- --------------------------- --------------------------

              AETNA LIFE INSURANCE & ANNUITY                      5.93%                        N/A
              COMPANY ATTN JACKIE JOHNSON
              CONVEYOR TN41
              151 FARMINGTON AVE
              HARTFORD CT  06156-0000
              ----------------------------------------- --------------------------- --------------------------

              GLENBROOK LIFE & ANNUITY CO                         5.56%                        N/A
              PROPRIETARY ACCOUNT
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155
              ----------------------------------------- --------------------------- --------------------------

              LINCOLN LIFE VARIABLE                                N/A                      57.88%*
              ANNUITY
              ACCOUNT N
              MUTUAL FUND ADMINIST AREA 6H-02
              1300 CLINTON STREET
              FORT WAYNE IN  46801-0000
              ----------------------------------------- --------------------------- --------------------------


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of that Fund.

                                                                 SERIES I                   SERIES II
                                                                  SHARES                     SHARES
              ----------------------------------------- --------------------------- --------------------------

              NAME AND ADDRESS OF                          PERCENTAGE OWNED OF         PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                    RECORD                     RECORD
              ----------------------------------------- --------------------------- --------------------------

              SAGE LIFE ASSURANCE OF                               N/A                       24.49%
              AMERICA
              300 ATLANTIC ST
              STE 302
              STAMFORD CT  06901-0000
              ----------------------------------------- --------------------------- --------------------------

              THE LINCOLN NATIONAL LIFE INS                        N/A                       13.82%
              CO
              ATTN SHIRLEY SMITH
              1300 SOUTH CLINTON STREET
              FORT WAYNE IN  46802-0000
              ----------------------------------------- --------------------------- --------------------------



MANAGEMENT OWNERSHIP

As of February 2, 2002, the trustees and officers as a group owned less than 1% of the shares outstanding of each class of any Fund.

                                   APPENDIX E

                                 MANAGEMENT FEES

         For the last three fiscal years ended December 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:

                                               2001                                                   2000
                       -----------------------------------------------------  -----------------------------------------------------
                        MANAGEMENT FEE   MANAGEMENT FEE   NET MANAGEMENT FEE   MANAGEMENT FEE   MANAGEMENT FEE   NET MANAGEMENT FEE
    FUND NAME              PAYABLE          WAIVERS             PAID              PAYABLE          WAIVERS             PAID
--------------------   ---------------- ---------------- -------------------- ---------------- ---------------- -------------------
AIM V.I. Aggressive
Growth Fund            $                $                $                    $                     $   50,479         $    353,091
--------------------   ---------------- ---------------- -------------------- ---------------- ---------------- -------------------
                                                                                                           -0-              520,878
AIM V.I. Balanced
Fund
--------------------   ---------------- ---------------- -------------------- ---------------- ---------------- -------------------

AIM V.I. Basic Value                                                                      N/A              N/A                  N/A
Fund*
--------------------   ---------------- ---------------- -------------------- ---------------- ---------------- -------------------

AIM V.I. Blue Chip                                                                                      82,552                  -0-
Fund**
--------------------   ---------------- ---------------- -------------------- ---------------- ---------------- -------------------

AIM V.I. Capital                                                                                           -0-            8,988,195
Appreciation Fund
--------------------   ---------------- ---------------- -------------------- ---------------- ---------------- -------------------

AIM V.I. Capital
Development Fund                                                                                        76,606              221,721
--------------------   ---------------- ---------------- -------------------- ---------------- ---------------- -------------------

AIM V.I. Core Equity
Fund                                                                                                       -0-           16,262,897
--------------------   ---------------- ---------------- -------------------- ---------------- ---------------- -------------------

AIM V.I. Dent                                                                                           47,600              128,447
Demographic Trends
Fund**
--------------------   ---------------- ---------------- -------------------- ---------------- ---------------- -------------------

AIM V.I. Diversified
Income Fund                                                                                                -0-              546,264

--------------------   ---------------- ---------------- -------------------- ---------------- ---------------- -------------------

AIM V.I. Global                                                                                            -0-              307,312
Utilities Fund
--------------------   ---------------- ---------------- -------------------- ---------------- ---------------- -------------------


                                                  1999
                        ---------------------------------------------------------
                         MANAGEMENT FEE      MANAGEMENT       NET MANAGEMENT FEE
    FUND NAME               PAYABLE          FEE WAIVERS            PAID
---------------------   ----------------   ---------------   --------------------
AIM V.I. Aggressive
Growth Fund             $                      $   66,764                    -0-
---------------------   ----------------   ---------------   --------------------
                                                   26,814                183,468
AIM V.I. Balanced
Fund
---------------------   ----------------   ---------------   --------------------

AIM V.I. Basic Value                N/A               N/A                    N/A
Fund*
---------------------   ----------------   ---------------   --------------------

AIM V.I. Blue Chip                  N/A               N/A                    N/A
Fund**
---------------------   ----------------   ---------------   --------------------

AIM V.I. Capital                                      -0-              4,830,846
Appreciation Fund
---------------------   ----------------   ---------------   --------------------

AIM V.I. Capital
Development Fund                                   35,726                    -0-
---------------------   ----------------   ---------------   --------------------

AIM V.I. Core Equity
Fund                                                   -0-             10,438,977
---------------------   ----------------   ---------------   --------------------

AIM V.I. Dent                       N/A               N/A                    N/A
Demographic Trends
Fund**
---------------------   ----------------   ---------------   --------------------

AIM V.I. Diversified
Income Fund                                           -0-                556,418

---------------------   ----------------   ---------------   --------------------

AIM V.I. Global                                       -0-                202,137
Utilities Fund
---------------------   ----------------   ---------------   --------------------

*        Commenced operations on September 10, 2001

**       Commenced operations on December 29, 1999

                     ----------------------------------------------------    --------------------------------------------------
                                           2001                                                   2000
                     ----------------------------------------------------    --------------------------------------------------
                     MANAGEMENT FEE   MANAGEMENT FEE   NET MANAGEMENT FEE    MANAGEMENT     MANAGEMENT FEE   NET MANAGEMENT FEE
   FUND NAME             PAYABLE          WAIVERS             PAID           FEE PAYABLE        WAIVERS             PAID
------------------   --------------   --------------   ------------------   ------------    --------------   ------------------
AIM V.I.
Government           $                $                $                    $                          -0-   $         358,276
Securities Fund
------------------   --------------   --------------   ------------------   ------------    --------------   ------------------
AIM V.I. Growth                                                                                        -0-           5,604,879x
Fund
------------------   --------------   --------------   ------------------   ------------    --------------   ------------------
AIM V.I. High                                                                                       16,986             155,683
Yield Fund
------------------   --------------   --------------   ------------------   ------------    --------------   ------------------
AIM V.I.                                                                                               -0-           3,372,955
International
Growth Fund
------------------   --------------   --------------   ------------------   ------------    --------------   ------------------
AIM V.I. Money                                                                                         -0-             303,297
Market Fund
------------------   --------------   --------------   ------------------   ------------    --------------   ------------------
AIM V.I. Mid Cap                                                                     N/A               N/A                 N/A
Core Equity Fund*
------------------   --------------   --------------   ------------------   ------------    --------------   ------------------
AIM V.I. New                                                                                           -0-           1,024,453
Technology Fund
------------------   --------------   --------------   ------------------   ------------    --------------   ------------------
AIM V.I. Premier                                                                                       -0-          16,526,917
Equity Fund
------------------   --------------   --------------   ------------------   ------------    --------------   ------------------


                       ----------------------------------------------------------------------
                                                    1999
                       ----------------------------------------------------------------------
                       MANAGEMENT FEE    MANAGEMENT     MANAGEMENT FEE    NET MANAGEMENT FEE
    FUND NAME              PAYABLE      FEE PAYABLE        WAIVERS             PAID
--------------------   --------------   ------------    ---------------   -------------------
AIM V.I.
Government             $                                            -0-   $           315,598
Securities Fund
--------------------   --------------   ------------    ---------------   -------------------
AIM V.I. Growth                                                     -0-             3,026,404
Fund
--------------------   --------------   ------------    ---------------   -------------------
AIM V.I. High                                                     45,18                58,392
Yield Fund
--------------------   --------------   ------------    ---------------   -------------------
AIM V.I.                                                            -0-             2,066,153
International
Growth Fund
--------------------   --------------   ------------    ---------------   -------------------
AIM V.I. Money                                                     -0-                317,031
Market Fund
--------------------   --------------   ------------    ---------------   -------------------
AIM V.I. Mid Cap                                 N/A                N/A                   N/A
Core Equity Fund*
--------------------   --------------   ------------    ---------------   -------------------
AIM V.I. New                                                        -0-               756,068
Technology Fund
--------------------   --------------   ------------    ---------------   -------------------
AIM V.I. Premier                                                    -0-            10,380,472
Equity Fund
--------------------   --------------   ------------    ---------------   -------------------

*        Commenced operations on September 10, 2001

**       Commenced operations on December 29, 1999

                                   APPENDIX F

                          ADMINISTRATIVE SERVICES FEES

         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended December 31:

--------------------------------- ------------------------------- ------------------------------ -------------------------------
        FUND NAME                              2001                           2000                            1999
--------------------------------- ------------------------------- ------------------------------ -------------------------------
AIM V.I. Aggressive Growth Fund                                             $ 50,000                        $43,901
--------------------------------- ------------------------------- ------------------------------ -------------------------------
AIM V.I. Balanced Fund                                                       50,000                          43,975

--------------------------------- ------------------------------- ------------------------------ -------------------------------
AIM V.I. Basic Value Fund*                                                     N/A                            N/A

--------------------------------- ------------------------------- ------------------------------ -------------------------------
AIM V.I. Blue Chip Fund**                                                    50,000                           N/A

--------------------------------- ------------------------------- ------------------------------ -------------------------------
AIM V.I. Capital Appreciation                                                130,011                         78,369
Fund
--------------------------------- ------------------------------- ------------------------------ -------------------------------
AIM V.I. Capital Development                                                 50,000                          43,901
Fund
--------------------------------- ------------------------------- ------------------------------ -------------------------------
AIM V.I. Core Equity Fund                                                    169,439                        102,711

--------------------------------- ------------------------------- ------------------------------ -------------------------------
AIM V.I. Dent Demographic                                                    50,000                           N/A
Trends Fund**
--------------------------------- ------------------------------- ------------------------------ -------------------------------
AIM V.I. Diversified Income Fund                                             50,000                          50,901
--------------------------------- ------------------------------- ------------------------------ -------------------------------
AIM V.I. Global Utilities Fund                                               50,000                          51,234

--------------------------------- ------------------------------- ------------------------------ -------------------------------
AIM V.I. Government Securities                                               50,000                          44,501
Fund
--------------------------------- ------------------------------- ------------------------------ -------------------------------
AIM V.I. Growth Fund                                                         112,857                         73,728

--------------------------------- ------------------------------- ------------------------------ -------------------------------
AIM V.I. High Yield Fund                                                     50,137                          43,433

--------------------------------- ------------------------------- ------------------------------ -------------------------------
AIM V.I. International Growth                                                92,799                          64,730
Fund
--------------------------------- ------------------------------- ------------------------------ -------------------------------
AIM V.I. Mid Cap Core Equity                                                   N/A                            N/A
Fund*
--------------------------------- ------------------------------- ------------------------------ -------------------------------
AIM V.I. Money Market Fund                                                   50,000                          44,311

--------------------------------- ------------------------------- ------------------------------ -------------------------------
AIM V.I. New Technology Fund                                                 50,000                          34,698
--------------------------------- ------------------------------- ------------------------------ -------------------------------
AIM V.I. Premier Equity Fund                                                 167,010                        107,813

--------------------------------- ------------------------------- ------------------------------ -------------------------------

*        Commenced operations on September 10, 2001.

**       Commenced operations on December 29, 1999.

                                   APPENDIX G

                              BROKERAGE COMMISSIONS


Brokerage commissions paid by each of the Funds listed below during the last three fiscal years were as follows:

                  FUND                                2001           2000           1999
                  ----                                ----           ----           ----
AIM V.I. Aggressive Growth Fund ..............   $              $     72,497   $     12,853
AIM V.I. Balanced Fund .......................                  $     38,836   $     18,419
AIM V.I. Basic Value Fund* ...................                  $              $
AIM V.I. Blue Chip Fund** ....................                  $     17,310            N/A
AIM V.I. Capital Appreciation Fund*** ........                  $  2,337,094   $  1,028,908
AIM V.I. Capital Development Fund ............                  $    116,941   $     14,060
AIM V.I. Core Equity Fund*** .................                  $  3,238,465   $  2,951,259
AIM V.I. Dent Demographic Trends Fund** ......                  $     39,329            N/A
AIM V.I. Diversified Income Fund .............                           -0-   $      1,626
AIM V.I. Global Utilities Fund ...............                  $     63,962   $     21,661
AIM V.I. Government Securities Fund ..........                           -0-            -0-
AIM V.I. Growth Fund .........................                  $  2,025,067   $    940,142
AIM V.I. High Yield Fund .....................                           -0-            -0-
AIM V.I. International Growth Fund ...........                  $  1,670,150   $  1,061,593
AIM V.I. Mid Cap Core Equity Fund* ...........
AIM V.I. Money Market Fund ...................                           -0-            -0-
AIM V.I. New Technology Fund .................                  $     85,374   $    131,019
AIM V.I. Premier Equity Fund .................                  $  3,583,721   $  1,978,681

*        Commenced operations on September 10, 2001.

**       Commenced operations on December 29, 1999.

*** The variation in brokerage commission paid for the fiscal year ended December 31, 2000, as compared to the prior fiscal year, was due to a significant increase in asset levels of the funds.

                                   APPENDIX H

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS


         During the last fiscal year ended December 31, 2001, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:

                                                                        Related
Fund                                         Transactions        Brokerage Commissions
                                             ------------        ---------------------
AIM V.I. Aggressive Growth Fund ..........   $  3,876,829             $      4,166
AIM V.I. Balanced Fund ...................   $  1,990,817             $      2,406
AIM V.I. Blue Chip Fund ..................   $    401,674             $        361
AIM V.I. Capital Appreciation Fund .......   $189,697,345             $    172,713
AIM V.I. Capital Development Fund ........   $  2,480,459             $      4,384
AIM V.I. Core Equity Fund ................   $303,693,257             $    293,251
AIM V.I. Dent Demographic Trends Fund ....   $  2,266,476             $      2,029
AIM V.I. Global Utilities Fund ...........   $  3,608,247             $      5,134
AIM V.I. Growth Fund .....................   $170,942,962             $    150,950
AIM V.I. International Growth Fund .......   $ 11,084,247             $     20,496
AIM V.I. New Technology Fund .............   $  6,000,451             $      3,836
AIM V.I. Premier Equity Fund .............   $303,984,163             $    284,553



                                                                            SECURITY
                                     -----------------------------------------------------------------------------------------

              FUNDS                                                  LEHMAN                         MORGAN        SALOMON
                                                                    BROTHERS        MERRILL         STANLEY       SMITH
                                       AMERICAN       GOLDMAN       HOLDINGS,        LYNCH &      DEAN WITTER     BARNEY
                                        EXPRESS        SACHS           INC.         CO., INC.        & CO.      HOLDINGS, INC.
                                     ------------   ------------   ------------   ------------   ------------   --------------
AIM V.I. Balanced Fund               $    455,981   $    620,238   $    534,399   $    571,927   $    602,300             --

----------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
AIM V.I. Blue Chip Fund              $    483,450             --             --   $    354,575   $    570,600             --

----------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
AIM V.I. Capital Appreciation        $ 21,975,000   $ 30,776,612             --   $ 12,601,500   $ 26,628,000             --
Fund
----------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
AIM V.I. Dent Demographic Trends     $    659,250   $    855,500             --   $    818,250   $  1,347,250             --
Fund
----------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
AIM V.I. Diversified Income Fund               --             --   $  1,538,181   $    187,532             --             --
----------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
AIM V.I. Growth Fund                 $ 25,798,650             --             --   $ 20,476,706             --             --

----------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
AIM V.I. Core Equity Fund            $ 75,539,062   $ 32,509,000             --   $ 40,912,500   $ 97,081,250             --

----------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
AIM V.I. Money Market Fund                     --             --             --   $  3,500,000   $  3,400,000   $  2,981,129

----------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
AIM V.I. Value Fund                            --             --             --   $ 21,820,000   $106,884,475             --

----------------------------------   ------------   ------------   ------------   ------------   ------------   ------------

                                   APPENDIX I

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLAN


         LIST OF AMOUNTS PAID BY EACH CLASS OF SHARES TO AIM DISTRIBUTORS PURSUANT TO THE PLAN FOR THE FISCAL YEAR OR PERIOD ENDED DECEMBER 31, 2001.

                                                              SERIES I                    SERIES II
FUND                                                          SHARES                      SHARES
----                                                          --------                    ---------
AIM V.I. Aggressive Growth Fund........................       $                           $
AIM V.I. Balanced Fund ................................       $                           $
AIM V.I. Basic Value Fund..............................       $                           $
AIM V.I. Blue Chip Fund................................       $                           $
AIM V.I. Capital Appreciation Fund.....................       $                           $
AIM V.I. Capital Development Fund......................       $                           $
AIM V.I. Core Equity Fund..............................       $                           $
AIM V.I. Dent Demographic Trends Fund..................       $                           $
AIM V.I. Diversified Income Fund.......................       $                           $
AIM V.I. Global Utilities Fund.........................       $                           $
AIM V.I. Government Securities Fund....................       $                           $
AIM V.I. Growth Fund...................................       $                           $
AIM V.I. High Yield Fund...............................       $                           $
AIM V.I. International Growth Fund.....................       $                           $
AIM V.I. Mid Cap Core Equity Fund......................       $                           $
AIM V.I. Money Market Fund.............................       $                           $
AIM V.I. New Technology Fund...........................       $                           $
AIM V.I. Premier Equity Fund...........................       $                           $

                                   APPENDIX J

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN


         An estimate by category of the allocation of actual fees paid by Series II Shares of the Funds during the year ended December 31, 2001, follows:


                                                        PRINTING &                      UNDERWRITERS     DEALERS
                                          ADVERTISING    MAILING         SEMINARS       COMPENSATION    COMPENSATION
                                          -----------  -----------    ------------   ----------------  --------------
AIM V.I. Aggressive Growth Fund           $            $              $              $                 $
AIM V.I. Balanced Fund
AIM V.I. Basic Value Fund
AIM V.I. Blue Chip Fund
AIM V.I. Capital Appreciation Fund
AIM V.I. Capital Development Fund
AIM V.I. Core Equity Fund
AIM V.I. Dent Demographic Trends Fund
AIM V.I. Diversified Income Fund
AIM V.I. Global Utilities Fund
AIM V.I. Government Securities Fund
AIM V.I. Growth Fund
AIM V.I. High Yield Fund
AIM V.I. International Growth Fund
AIM V.I. Mid Cap Core Equity Fund
AIM V.I. Money Market Fund
AIM V.I. New Technology Fund
AIM V.I. Premier Equity Fund

                                   APPENDIX K

                                PERFORMANCE DATA


The average annual total returns for each Fund, with respect to its Series I shares, for the periods ended December 31, 2001, are as follows:

                                                                       PERIODS ENDED
                                                                     DECEMBER 31, 2001
                                                        -----------------------------------------------
         SERIES I SHARES:                               1 YEAR         5 YEARS           INCEPTION DATE
         ---------------                                ------     -----------------     --------------
AIM V.I. Aggressive Growth Fund                              %               %               05/01/98
AIM V.I. Balanced Fund                                       %               %               05/01/98
AIM V.I. Basic Value Fund                                    %               %               09/10/01
AIM V.I. Blue Chip Fund                                      %               %               12/29/99
AIM V.I. Capital Appreciation Fund                           %               %               05/05/93
AIM V.I. Capital Development Fund                            %               %               05/01/98
AIM V.I. Core Equity Fund                                    %               %               05/02/94
AIM V.I. Dent Demographic Trends Fund                        %               %               12/29/99
AIM V.I. Diversified Income Fund                             %               %               05/05/93
AIM V.I. Global Utilities Fund                               %               %               05/02/94
AIM V.I. Government Securities Fund                          %               %               05/05/93
AIM V.I. Growth Fund                                         %               %               05/05/93
AIM V.I. High Yield Fund                                     %               %               05/01/98
AIM V.I. International Growth Fund                           %               %               05/05/93
AIM V.I. Mid Cap Core Equity Fund                            %               %               09/10/01
AIM V.I. New Technology Fund                                 %               %               10/18/93
AIM V.I. Premier Equity Fund                                 %               %               05/05/93


         The average annual total returns for each Fund, with respect to its Series II shares, for the periods ended December 31, 2001, are as follows:

                                                                        PERIODS ENDED
                                                                      DECEMBER 31, 2001
                                                        -----------------------------------------------
         SERIES II SHARES:                              1 YEAR          5 YEARS          INCEPTION DATE
         ---------------                                ------     -----------------     --------------
IM V.I. Aggressive Growth Fund                            %                %               05/01/98
AIM V.I. Balanced Fund                                     %                %               05/01/98
AIM V.I. Basic Value Fund                                  %                %               09/10/01
AIM V.I. Blue Chip Fund                                    %                %               12/29/99
AIM V.I. Capital Appreciation Fund                         %                %               05/05/93
AIM V.I. Capital Development Fund                          %                %               05/01/98
AIM V.I. Core Equity Fund                                  %                %               05/02/94
AIM V.I. Dent Demographic Trends Fund                      %                %               12/29/99
AIM V.I. Diversified Income Fund                           %                %               05/05/93
AIM V.I. Global Utilities Fund                             %                %               05/02/94
AIM V.I. Government Securities Fund                        %                %               05/05/93
AIM V.I. Growth Fund                                       %                %               05/05/93
AIM V.I. High Yield Fund                                   %                %               05/01/98
AIM V.I. International Growth Fund                         %                %               05/05/93
AIM V.I. Mid Cap Core Equity Fund                          %                %               09/10/01
AIM V.I. New Technology Fund                               %                %               10/18/93
AIM V.I. Premier Equity Fund                               %                %               05/05/93

         The yield for the AIM V.I. Money Market Fund is as follows:

                                                                  30 DAYS ENDED
                                                              DECEMBER 31,  2001
                                                              ------------------
                                             SERIES I SHARES                    SERIES II SHARES
                                             ---------------                    ----------------
         AIM V.I. Money Market Fund                   %                                 %

                              FINANCIAL STATEMENTS














                                       FS

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

      Exhibit
      Number          Description

      a (1)    (a)    -     Agreement and Declaration of Trust of Registrant,
                            dated December 6, 1999.(13)

               (b)    -     Amendment No. 1 to Agreement and Declaration of
                            Trust of Registrant, dated April 26, 2000.(14)

               (c)    -     Amendment No. 2 to Agreement and Declaration of
                            Trust of Registrant, dated September 18, 2000.(14)

               (d)    -     Amendment No. 3 to Agreement and Declaration of
                            Trust of Registrant, dated May 10, 2000.(14)

               (e)    -     Amendment No. 4 to Agreement and Declaration of
                            Trust of Registrant, dated December 13, 2000.(14)

               (f)    -     Amendment No. 5 to Agreement and Declaration of
                            Trust of Registrant, dated March 14, 2001.(15)

               (g)    -     Amendment No. 6 to Agreement and Declaration of
                            Trust of Registrant, dated May 1, 2001.(15)


               (h)    -     Amendment No. 7 to Agreement and Declaration of
                            Trust of Registrant dated July 13, 2001.(17)

               (i)    -     Amendment No. 8 to Agreement and Declaration of
                            Trust of Registrant, dated July 13, 2001.(17)

               (j)    -     Amendment No. 9 to Agreement and Declaration of
                            Trust of Registrant, dated January 14, 2002, is hereby filed electronically.

               (k)    -     Amendment No. 10 to Agreement and Declaration of
                            Trust of Registrant, dated January 24, 2002, is hereby filed electronically.


      b (1)    (a)    -     By-Laws of Registrant, dated effective December 6,
                            1999.(13)

               (b)    -     Amendment No. 1 to By-Laws of Registrant adopted
                            June 14, 2000.(14)

      c               -     Instruments Defining Rights of Security Holders -
                            All rights of security holders are contained in the Registrant's Agreement and Declaration of Trust.

      d (1)           -     (a) Master Investment Advisory Agreement, dated May
                            1, 2000 between Registrant and A I M Advisors,
                            Inc.(14)

                      - (b) Amendment No. 1, dated May 1, 2001, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc.(15)

                      - (c) Amendment No. 2 to Master Investment Advisory Agreement of Registrant dated September 7, 2001, between Registrant and A I M Advisors, Inc., is hereby filed electronically.


        (2)           -     Sub-Advisory Agreement, dated May 1, 2000 between
                            Registrant and H.S. Dent Advisors, Inc.(14)

        (3)           -     (a) Foreign Country Selection and Mandatory
                            Securities Depository Responsibilities Delegation
                            Agreement, dated September 9, 1998, between
                            Registrant and A I M Advisors, Inc.(7)

                      - (b) Amendment No. 1, dated September 28, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement between Registrant and A I M Advisors, Inc.(8)

                      - (c) Amendment No. 2, dated December 14, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement between Registrant and A I M Advisors, Inc.(8)



      e (1)           -     (a) Master Distribution Agreement, dated May 1,
                            2000, between Registrant and A I M Distributors,
                            Inc.(15)


                      - (b) Amendment No. 1, dated May 1, 2001, to Master Distribution Agreement between Registrant and A I M Distributors, Inc.(15)


                      - (c) First Amended and Restated Master Distribution Agreement, dated July 16, 2001, between Registrant and A I M Distributors, Inc..(17)

                      - (d) Amendment No. 1, dated September 7, 2001, to First Amended and Restated Master Distribution Agreement, between Registrant and A I M Distributors, Inc., dated July 16, 2001, is hereby filed electronically.


      f (1)           -     Retirement Plan of Registrant's Non-Affiliated
                            Directors, effective March 8, 1994, as restated
                            September 18, 1995.(4)

        (2)           -     Retirement Plan for Eligible Directors/Trustees
                            effective as of March 8, 1994, as Restated September
                            18, 1995 and as Restated March 7, 2000.(14)

        (3)           -     Form of Director Deferred Compensation Agreement
                            effective as Amended March 7, 2000.(14)

      g (1)           -     (a) Master Custodian Agreement, dated May 1, 2000,
                            between Registrant and State Street Bank and Trust
                            Company.(15)

                      - (b) Amendment, dated May 1, 2000, to Master Custodian Agreement, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(15)

        (2)           -     Custody Agreement, dated September 19, 2000, between
                            Registrant and The Bank of New York.(15)

      h (1)           -     (a) Master Administrative Services Agreement, dated
                            May 1, 2000, between Registrant and A I M Advisors,
                            Inc.(14)

                      - (b) Amendment No. 1, dated May 1, 2001, to Master Administrative Services Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc.(15)


                      - (c) Amendment No. 2 to Master Administrative Services Agreement between Registrant and A I M Advisors, Inc., dated September 7, 2001, is hereby filed electronically.

        (2)           -     Transfer Agency and Service Agreement, dated October
                            15, 2001, between Registrant and A I M Fund
                            Services, Inc., Is hereby filed electronically.(15)


        (3)           -     Participation Agreement, dated February 25, 1993,
                            between Registrant, Connecticut General Life
                            Insurance Company and A I M Distributors, Inc.(4)

        (4)           -     (a) Participation Agreement, dated February 10,
                            1995, between Registrant and Citicorp Life Insurance
                            Company.(4)

                      - (b) Amendment No. 1, dated February 3, 1997, to Participation Agreement dated February 10, 1995, between Registrant and Citicorp Life Insurance Company.(6)

        (5)           -     (a) Participation Agreement, dated February 10,
                            1995, between Registrant and First Citicorp Life
                            Insurance Company.(4)

                      - (b) Amendment No. 1, dated February 3, 1997, to Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company.(6)

        (6)           -     (a) Participation Agreement, dated December 19,
                            1995, between Registrant and Glenbrook Life and
                            Annuity Company.(4)

                      - (a)(i) Side Letter Agreement, dated December 1, 1995, among Registrant and Glenbrook Life and Annuity Company.(5)

                      - (b) Amendment No. 1, dated November 7, 1997, to Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

                      - (c) Amendment No. 2, dated September 2, 1997, to Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(6)

                      - (d) Amendment No. 3, dated January 26, 1998, to Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

                      - (e) Amendment No. 4, dated May 1, 1998, to Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

                      - (f) Amendment No. 5, dated January 12, 1999, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Insurance Company.(8)

        (7)           -     Participation Agreement, dated March 4, 1996,
                            between Registrant and IDS Life Insurance
                            Company.(4)

        (8)       -        (a) Participation Agreement, dated October 7, 1996,
                           between Registrant and IDS Life Insurance Company
                           (supersedes and replaces Participation Agreement dated March 4, 1996).(5)

                  - (a)(i) Side Letter Agreement, dated September 27, 1996, between Registrant, IDS Life Insurance Company and IDS Life Insurance Company of New York.(6)

                  - (b) Amendment No. 1, dated November 11, 1997, to the Participation Agreement, dated October 7, 1996, between registrant and IDS Life Insurance Company.(8)

        (9)       -        (a) Participation Agreement, dated October 7, 1996,
                           between Registrant and IDS Life Insurance Company of
                           New York.(5)

                  - (b) Amendment No. 1, dated November 11, 1997, to the Participation Agreement, dated October 7, 1996 between registrant and IDS Life Insurance Company of New York.(8)

        (10)      -        Participation Agreement, dated April 8, 1996,
                           between Registrant and Connecticut General Life
                           Insurance Company.(4)

        (11)      -        (a) Participation Agreement, dated September 21,
                           1996, between Registrant and Pruco Life Insurance
                           Company.(5)

                  - (b) Amendment No. 1, dated July 1, 1997, to Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(6)

                  - (c) Amendment No. 2, dated August 1, 1998, to Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(7)

                  - (d) Amendment No. 3, dated November 8, 1999, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(14)

                  - (e) Amendment No. 4 dated April 10, 2000, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(14)

        (12)      -        (a) Participation Agreement, dated October 1, 1996,
                           between Registrant and Allstate Life Insurance
                           Company of New York.(5)

                  - (a)(i) Side Letter Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(7)

                  - (b) Amendment No. 1, dated November 7, 1997, to Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(9)

        (13)      -        (a) Participation Agreement, dated December 18,
                           1996, between Registrant and Merrill Lynch Life
                           Insurance Company.(5)

                  - (a)(i) Side Letter Agreement, dated December 18, 1996, between Registrant and Merrill, Lynch, Pierce, Fenner & Smith, Incorporated.(5)

                  - (b) Amendment No. 1, dated May 1, 1997, to Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(6)

                  - (c) Amendment No. 2, dated April 13, 2000, to Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(14)


                  - (d) Amendment No. 3, dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company, is hereby filed electronically.

                  - (e) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company, is hereby filed electronically.

                  - (f) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company, is hereby filed electronically.


        (14)      -        (a) Participation Agreement, dated December 18,
                           1996, between Registrant and ML Life Insurance
                           Company of New York.(5)


                  - (b) Amendment No. 1, dated May 1, 1997, to Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(6)


                  - (c) Amendment No. 2, dated April 3, 2000, to Participation Agreement, dated December 18, 1996, by and between Registrant and ML Life Insurance Company of New York.(14)


                  - (d) Amendment No. 3 dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York, is hereby filed electronically.

                  - (e) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York, is hereby filed electronically.

                  - (f) Amendment No. 5, dated October 5, 2001, to the Participation Agreement dated, December 18, 1996, between Registrant and ML Life Insurance Company of New York, is hereby filed electronically.


        (15)      -        (a) Participation Agreement, dated February 14,
                           1997, between Registrant and Pruco Life Insurance
                           Company of New Jersey.(5)

                  - (b) Amendment No. 1, dated November 8, 1999, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(14)

                  - (c) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(14)

        (16)      -        Participation Agreement, dated April 30, 1997,
                           between Registrant and Prudential Insurance Company of America.(6)

        (17)      -        Participation Agreement, dated October 30, 1997,
                           between Registrant and American Centurion Life
                           Assurance Company.(6)

        (18)      -        (a) Participation Agreement, dated October 30,
                           1997, between Registrant and American Enterprise Life
                           Insurance Company.(6)

                  - (a)(i) Letter Agreement, dated October 30, 1997, between American Enterprise Life Insurance Company and American Centurion Life Assurance Company.(6)

        (19)      -        Participation Agreement, dated November 20, 1997,
                           between Registrant and AIG Life Insurance Company.(6)

        (20)      -        Participation Agreement, dated November 20, 1997,
                           between Registrant and American International Life
                           Assurance Company of New York.(6)

        (21)      -        (a) Participation Agreement, dated November 4,
                           1997, between Registrant and Nationwide Life
                           Insurance Company.(6)

                  - (b) Amendment No. 1, dated June 15, 1998, to Participation Agreement, dated November 4, 1997, between Registrant and Nationwide Life Insurance Company.(7)

        (22)      -        (a) Participation Agreement, dated December 3,
                           1997, between Registrant and Security Life of
                           Denver.(6)

                  - (b) Amendment No. 1, dated June 23, 1998, to Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver.(7)

                  - (c) Amendment No. 2, dated May 20, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(10)

                  - (d) Amendment No. 3, dated November 1, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(12)

                  - (e) Amendment No. 4, dated March 2, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(14)

                  - (f) Amendment No. 5, dated December 28, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(14)


                  - (g) Amendment No. 6, dated September 5, 2001, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company, is hereby filed electronically.


        (23)      -        (a) Participation Agreement, dated December 31,
                           1997, between Registrant and Cova Financial Services
                           Life Insurance Company.(6)

                  - (b) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company.(12)

                  - (c) Amendment No. 2, dated September 1, 2000, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company.(14)


                  - (d) Amendment No. 3, dated February 12, 2001, to the Participation Agreement, dated December 31, 1997, between Registrant and Met Life Investors Insurance Company (formerly Cova Financial Services Life Insurance Company), is hereby filed electronically.


        (24)      -        (a) Participation Agreement, dated December 31,
                           1997, between Registrant and Cova Financial Life
                           Insurance Company.(6)

                  - (b) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Life Insurance Company.(10)


                  - (c) Amendment No. 2, dated February 12, 2001, to the Participation Agreement, dated April 23, 1999, between Registrant and Met Life Investors Insurance Company (formerly Cova Financial Life Insurance Company) is hereby filed electronically.


        (25)      -        (a) Participation Agreement, dated February 2,
                           1998, between Registrant and The Guardian Insurance &
                           Annuity Company, Inc.(7)


                  - (b) Amendment No. 1, dated July 1, 1999, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc.(11)

                  - (c) Amendment No. 2, dated May 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc.(14)


                  - (d) Amendment No. 3, dated August 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company.(14)


                  - (e) Amendment No. 4, dated December 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance and Annuity Company, Inc., is hereby filed electronically.


        (26)      -        (a) Participation Agreement, dated February 17,
                           1998, between Registrant and Sun Life Assurance
                           Company of Canada (U.S.).(7)

                  - (b) Amendment No. 1, dated December 11, 1998, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(8)

                  - (c) Amendment No. 2, dated March 15, 1999, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(14)

                  - (d) Amendment No. 3, dated April 17, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(14)


                  - (e) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S), is hereby filed electronically.

                  - (f) Amendment No. 5, dated May 1, 2001, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.), is hereby filed electronically.

                  - (g) Amendment No. 6, dated September 1, 2001, to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.), is hereby filed electronically.


        (27)      -        Participation Agreement, dated April 1, 1998,
                           between Registrant and United Life & Annuity
                           Insurance Company.(7)

        (28)      -        (a) Participation Agreement, dated April 21, 1998,
                           between Registrant and Keyport Life Insurance
                           Company.(7)

                  - (b) Amendment No. 1, dated December 28, 1998, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company.(8)


                  - (c) Amendment No. 2, dated March 12, 2001, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company, is hereby filed electronically.


        (29)      -        (a) Participation Agreement, dated May 1, 1998,
                           between Registrant and PFL Life Insurance Company.(7)

                  - (b) Amendment No. 1, dated June 30, 1998, to Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(7)

                  - (c) Amendment No. 2, dated November 27, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(8)


                  - (d) Amendment No. 3, dated August 1, 1999, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company, is hereby filed electronically.

                  - (e) Amendment No. 4, dated February 28, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company, is hereby filed electronically.

                  - (f) Amendment No. 5, dated July 1, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company), is hereby filed electronically.

                  - (g) Amendment No. 6, dated August 15, 2001, to the Participation Agreement dated May 1, 1998, between Transamerica Life Insurance

                           Company (formerly PFL Life Insurance Company), is hereby filed electronically.


        (30)      -        Participation Agreement, dated May 1, 1998, between
                           Registrant and Fortis Benefits Insurance Company.(7)

        (31)      -        (a) Participation Agreement, dated June 1, 1998,
                           between Registrant and American General Life
                           Insurance Company.(7)

                  - (b) Amendment No. 1, dated January 1, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(9)

                  - (c) Amendment No. 2, dated September 29, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(14)

                  - (d) Amendment No. 3, dated February 1, 2000, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(14)


                  - (e) Amendment No. 4, dated May 22, 2001, to the Participation Agreement, dated February 4, 2000, between Registrant and American General Life Insurance Company, is hereby filed electronically.


        (32)      -        (a) Participation Agreement, dated June 16, 1998,
                           between Registrant and Lincoln National Life
                           Insurance Company.(7)

                  - (b) Amendment No. 1, dated November 20, 1998, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(8)

                  - (c) Amendment No. 2, dated May 1, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(14)

                  - (d) Amendment No. 3, dated October 14, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(14)

                  - (e) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(14)


                  - (f) Amendment No. 5, dated July 15, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company, is hereby filed electronically.

                  - (g) Amendment No. 6, dated July 15, 2001, to the Participation Agreement dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company is hereby filed electronically.

        (33)      -        (a) Participation Agreement, dated June 30, 1998,
                           between Registrant and Aetna Life Insurance and
                           Annuity Company.(7)

                  - (b) Amendment No. 1, dated October 1, 2000, to the Participation Agreement, dated June 20, 1998, between Registrant and AETNA Life Insurance and Annuity Company, is hereby filed electronically.


        (34)      -        Participation Agreement, dated July 1, 1998,
                           between Registrant and The Union Central Life
                           Insurance Company.(8)

        (35)      -        Participation Agreement, dated July 1, 1998,
                           between Registrant and United Investors Life
                           Insurance Company.(8)

        (36)      -        Participation Agreement, dated July 2, 1998,
                           between Registrant and Hartford Life Insurance
                           Company.(7)

        (37)      -        (a) Participation Agreement, dated July 13, 1998,
                           between Registrant and Keyport Benefit Life Insurance
                           Company.(7)

                  - (b) Amendment No. 1, dated December 28, 1998 to the Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company.(8)

        (38)      -        (a) Participation Agreement, dated July 27, 1998,
                           between Registrant and Allmerica Financial Life
                           Insurance and Annuity Company.(7)

                  - (b) Amendment No. 1, dated February 11, 2000, to the Participation Agreement dated July 27, 1998 between Registrant and Allmerica Financial Life Insurance and Annuity Company.(13)

                  - (c) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(14)

                  - (d) Amendment No. 3, dated May 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(14)

                  - (e) Amendment No. 4, dated October 4, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(14)


                  - (f) Amendment No. 5, dated December 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and Allmerica Financial Life Insurance and Annuity Company, is hereby filed electronically.

                  - (g) Amendment No. 6, dated May 1, 2001, to the Participation Agreement dated July 27, 1998, between Registrant and Allmerica Financial Life Insurance and Annuity Company, is hereby filed electronically.


        (39)      -        (a) Participation Agreement, dated July 27, 1998,
                           between Registrant and First Allmerica Financial Life
                           Insurance Company.(7)

                  - (b) Amendment No. 1, dated February 11, 2000, to the Participation Agreement dated July 27, 1998 between Registrant and First Allmerica Financial Life Insurance Company.(13)

                  - (c) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

                  - (d) Amendment No. 3, dated May 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

                  - (e) Amendment No. 4, dated October 4, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)


                  - (f) Amendment No. 5, dated December 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company, is hereby filed electronically.

                  - (g) Amendment No. 6, dated May 1, 2001, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company, is hereby filed electronically.


        (40)      -        Participation Agreement, dated October 15, 1998,
                           between Registrant and Lincoln Life & Annuity
                           Insurance Company of New York.(9)

        (41)      -        (a) Participation Agreement, dated November 23,
                           1998, between Registrant and American General Annuity
                           Insurance Company.(8)

                  - (b) Amendment No. 1, dated July 1, 1999, to the Participation Agreement dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(11)

                  - (c) Amendment No. 2, dated August 1, 2000, to the Participation Agreement, dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(14)

        (42)      -        Participation Agreement, dated December 1, 1998,
                           between Registrant and the Prudential Insurance
                           Company of America.(8)


        (43)      -        (a) Participation Agreement, dated February 1,
                           1999, between Registrant and Sage Life Assurance of
                           America, Inc.(9)

                  - (b) Amendment No. 1, dated October 1, 2001, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc., is hereby filed electronically.

        (44)      -        (a) Participation Agreement, dated April 1, 1999,
                           between Registrant and Liberty Life Assurance Company of Boston.(9)

                  - (b) Amendment No. 1, dated May 1, 2001, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston, is hereby filed electronically.


        (45)      -        Participation Agreement, dated April 13, 1999,
                           between Registrant and Western-Southern Life
                           Insurance Company.(10)

        (46)      -        Participation Agreement, dated May 1, 1999, between
                           Registrant and Columbus Life Insurance Company.(10)

        (47)      -        Participation Agreement, dated April 26, 1999,
                           between Registrant and First Variable Life Insurance
                           Company.(10)

        (48)      -        Participation Agreement, dated August 21, 1999,
                           between Registrant and Life Investors Insurance
                           Company of America.(11)

        (49)      -        Participation Agreement, dated June 8, 1999,
                           between Registrant and The Principal Life Insurance
                           Company.(10)

        (50)      -        Participation Agreement, dated June 8, 1999,
                           between Registrant and Principal Life Insurance
                           Company.(11)

        (51)      -        Participation Agreement, dated June 14, 1999,
                           between Registrant and Security First Life Insurance
                           Company.(11)


        (52)      -        (a) Participation Agreement, dated July 1, 1999,
                           between Registrant and Allstate Life Insurance
                           Company.(11)

                  - (b) Amendment No. 1, dated December 20, 2001, to the Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company, is hereby filed electronically.


        (53)      -        Participation Agreement, dated July 27, 1999,
                           between Registrant and Allianz Life Insurance Company of North America.(11)

        (54)      -        Participation Agreement, dated July 27, 1999,
                           between Registrant and Preferred Life Insurance
                           Company of New York.(11)

        (55)      -        Participation Agreement, dated August 31, 1999,
                           between Registrant and John Hancock Mutual Life
                           Insurance Company.(11)

        (56)      -        Participation Agreement, dated August 31, 1999,
                           between Registrant and The United States Life
                           Insurance Company in the City of New York.(11)


        (57)      -        (a) Participation Agreement, dated November 1,
                           1999, between Registrant and AETNA Insurance Company of America.(12)

                  - (b) Amendment No. 1, dated November 17, 2000, to the Participation Agreement dated November 1, 1999, between Registrant and AETNA Insurance Company of America, is hereby filed electronically.


        (58)      -        Participation Agreement, dated January 28, 2000,
                           between Registrant and Northbrook Life Insurance
                           Company.(13)

        (59)      -        Participation Agreement, dated March 2, 2000,
                           between Registrant and GE Life and Annuity Assurance
                           Company.(14)

        (60)      -        Participation Agreement, dated March 27, 2000,
                           between Registrant and Reliastar Life Insurance
                           Company of New York.(14)

        (61)      -        Participation Agreement, dated March 27, 2000,
                           between Registrant and Northern Life Insurance
                           Company.(14)

        (62)      -        Participation Agreement, dated March 27, 2000,
                           between Registrant and Reliastar Life Insurance
                           Company.(14)

        (63)      -        (a) Participation Agreement, dated April 10, 2000,
                           between Registrant and Allmerica Financial Life
                           Insurance and Annuity Company.(14)

                  - (b) Amendment No. 1, dated December 1, 2000, to the Participation Agreement, dated April 10, 2000, between Registrant and Allmerica Financial Life Insurance and Annuity Company, is hereby filed electronically.


        (64)      -        Participation Agreement, dated April 14, 2000,
                           between Registrant and United Investors Life
                           Insurance Company.(14)

        (65)      -        Participation Agreement, dated April 17, 2000,
                           between Registrant and Sun Life Insurance and Annuity
                           Company of New York.(14)

        (66)      -        Participation Agreement, dated August 1, 2000,
                           between Registrant and Kansas City Life Insurance
                           Company.(14)


        (67)      -        (a) Participation Agreement, dated September 25,
                           2000, between Registrant and Security Life of Denver
                           Insurance Company.(14)

                  - (b) Amendment No. 1, dated September 5, 2001, to the Private Placement Participation Agreement, dated September 25, 2000, between Registrant and Security Life of Denver Insurance Company, is hereby filed electronically.

        (68)      -        (a) Participation Agreement, dated February 26,
                           1999, between Registrant and American General Life
                           Insurance Company, is hereby filed electronically.

                  - (b) Amendment No. 1, dated November 1, 2000, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company, is hereby filed electronically.

        (69)      -        (a) Participation Agreement, dated April 3, 2000,
                           between Registrant and First Cova Life Insurance
                           Company, is hereby filed electronically.

                  - (b) Amendment No. 1, dated February 12, 2001, to the Participation Agreement dated December 31, 1997, between Registrant and First Met Life Investors Insurance Company (formerly, First Cova Life Insurance Company), is hereby filed electronically.

        (70)      -        Participation Agreement, dated February 1, 2001,
                           between Registrant and Peoples Benefit Life Insurance
                           Company, is hereby filed electronically.

        (71)      -        Participation Agreement, dated March 28, 2001,
                           between Registrant and Security Benefit Life
                           Insurance Company, is hereby filed electronically.

        (72)      -        Participation Agreement, dated March 29, 2001,
                           between Registrant and Phoenix Home Life Mutual
                           Insurance Company, is hereby filed electronically.

        (73)      -        Participation Agreement, dated March 29, 2001,
                           between Registrant and Phoenix Life and Annuity
                           Company, is hereby filed electronically.

        (74)      -        Participation Agreement, dated March 29, 2001,
                           between Registrant and PHL Variable Insurance
                           Company, is hereby filed electronically.

        (75)      -        Participation Agreement, dated April 4, 2001,
                           between Registrant and Annuity Investors Life
                           Insurance Company, is hereby filed electronically.

        (76)      -        Participation Agreement, dated April 17, 2001,
                           between Registrant and Sun Life Insurance and Annuity
                           Company of New York, is hereby filed electronically.

        (77)      -        Participation Agreement, dated April 30, 2001,
                           between Registrant and Western Reserve Life Assurance
                           Co. of Ohio, is hereby filed electronically.

        (78)      -        Participation Agreement, dated July 13, 2001,
                           between Registrant and Golden American Life Insurance
                           Company, is hereby filed electronically.

        (79)      -        Participation Agreement, dated July 24, 2000,
                           between Registrant and Lincoln Benefit Life Company, is hereby filed electronically.

        (80)      -        Participation Agreement, dated September 1, 2001,
                           between Registrant and Sun Life Insurance and Annuity
                           Company of New York, is hereby filed electronically.

        (81)      -        Participation Agreement, dated October 1, 2001,
                           between Registrant and The Travelers Life and Annuity
                           Company, is hereby filed electronically.

        (82)      -        Participation Agreement, dated November 1, 2001,
                           between Registrant and The American Life Insurance
                           Company of New York, is hereby filed electronically.

        (83)      -        Accounting Services Agreement, dated March 31,
                           1993, between the Registrant and State Street Bank and Trust Company.(4)

        (84)      -        Agreement and Plan of Reorganization, dated
                           December 7, 1999, between Registrant and AIM Variable
                           Insurance Funds.(12)

        (85)      -        (a) Memorandum of Agreement between Registrant, on
                           behalf of AIM V.I. Basic Value Fund and AIM V.I. Mid
                           Cap Equity Fund, and A I M Advisors, Inc., dated July
                           1, 2001, is filed herewith electronically.

                  - (b) Memorandum of Agreement, between Registrant, on behalf of AIM V.I. Basic Value Fund and AIM V.I. Mid Cap Equity Fund, and A I M Advisors, Inc. regarding securities lending, dated July 1, 2001, is filed herewith electronically.


      i (1)       -        (a) Opinion and Consent of Messrs. Freedman, Levy,
                           Kroll & Simonds regarding the AIM V.I. Capital
                           Appreciation Fund, the AIM V.I. Diversified Income
                           Fund, the AIM V.I. Government Securities Fund, the
                           AIM V.I. Growth Fund, the AIM V.I. International
                           Equity Fund, the AIM V.I. Money Market Fund and the
                           AIM V.I. Value Fund.(1)

                  - (b) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding the AIM V.I. Growth and Income Fund and the AIM V.I. Utilities Fund (presently the AIM V.I. Global Utilities Fund).(2)

                  - (c) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding the AIM V.I. Global Utilities Fund name change.(3)

                  - (d) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Capital Development Fund and AIM V.I. High Yield Fund.(6)

                  - (e) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Global Growth and Income Fund and AIM V.I. Telecommunications Fund.(7)

                  - (f) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Blue Chip Fund.(10)

                  - (g) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Dent Demographic Trends Fund.(11)

                  - (h) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding the redomestication of the Registrant.(13)

                  - (i) Opinion and Consent of Messrs. Foley & Lardner regarding the addition of a Series II share class.(16)


                  - (j) Opinion and Consent of Messrs. Foley & Lardner regarding the addition of AIM V.I. Basic Value Fund and AIM V.I. Mid Cap Equity Fund. (17)

                  - (k) Opinion and Consent of Messrs. Foley & Lardner is hereby filed electronically.


      j           -        Other Opinions, Appraisals or Rulings and Consents
                           - None.

      k           -        Financial Statements omitted from Item 22 - None.

      l (1)       -        (a) Agreements Concerning Initial Capitalization of
                           the AIM V.I. Capital Appreciation Fund, the AIM V.I.
                           Diversified Income Fund, the AIM V.I. Government
                           Securities Fund, the AIM V.I. Growth Fund, the AIM
                           V.I. International Equity Fund, the AIM V.I. Money
                           Market Fund, and the AIM V.I. Value Fund.(4)

                  - (b) Agreements Concerning Initial Capitalization of the AIM V.I. Growth and Income Fund and the AIM V.I. Utilities Fund.(4)

                  - (c) Agreement Concerning Initial Capitalization of the AIM V.I. Aggressive Growth Fund, the AIM V.I. Balanced Fund, the AIM V.I. Capital Development Fund and the AIM V.I. High Yield Fund.(7)

                  - (d) Agreement Concerning Initial Capitalization of the AIM V.I. Blue Chip Fund.(11)

                  - (e) Agreement Concerning Initial Capitalization of the AIM V.I. Dent Demographic Trends Fund.(11)


                  - (f) Agreement Concerning Initial Capitalization of the AIM V.I. Basic Value Fund and the AIM V.I. Mid Cap Equity Fund, dated September 7, 2001, is hereby filed electronically.


      m           -        (a) Registrant's Master Distribution Plan pursuant
                           to Rule 12b-1 for Series II shares is hereby filed electronically.

                  - (b) Amendment No. 1 to the Registrant's Master Distribution Plan, dated September 7, 2001, is hereby filed electronically.


      n           -        Registrant's Multiple Class Plan.(16)

      o                    Reserved

      p (1)       -        The AIM Management Group Code of Ethics adopted May
                           1, 1981 and as amended August 17, 1999 relating to A
                           I M Management Group Inc. and A I M Advisors,
                           Inc.(11)

        (2)       -        Code of Ethics of Registrant effective as of
                           September 23, 2000.(14)

----------
         (1) Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on April 19, 1993.

         (2) Incorporated herein by reference to Post-Effective Amendment No. 4, filed on November 3, 1994.

         (3) Incorporated herein by reference to Post-Effective Amendment No. 6, filed on April 26, 1995.

         (4) Incorporated herein by reference to Post-Effective Amendment No. 7, filed electronically on April 29, 1996.

         (5) Incorporated herein by reference to Post-Effective Amendment No. 8, filed electronically on April 23, 1997.

         (6) Incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on February 13, 1998.

         (7) Incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

         (8) Incorporated herein by reference to Post-Effective Amendment No. 11, filed electronically on February 18, 1999.

         (9) Incorporated herein by reference to Post-Effective Amendment No. 12, filed electronically on April 29, 1999.

         (10) Incorporated herein by reference to Post-Effective Amendment No. 13, filed electronically on July 13, 1999.

         (11) Incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on September 28, 1999.

         (12) Incorporated herein by reference to Post-Effective Amendment No. 15, filed electronically on February 16, 2000.

         (13) Incorporated herein by reference to Post-Effective Amendment No. 16, filed electronically on February 17, 2000.

         (14) Incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

         (15) Incorporated herein by reference to Post-Effective Amendment No. 19, filed electronically on April 12, 2001.

         (16) Incorporated herein by reference to Post Effective Amendment No. 20, filed electronically on May 29, 2001.


         (17) Incorporated herein by reference to Post Effective Amendment No. 21, filed electronically on July 18, 2001.


Item 24. Persons Controlled by or Under Common Control with Registrant

         None.

Item 25. Indemnification

         The Registrant's Agreement and Declaration of Trust, dated December 6, 1999, provides, among other things (i) that trustees and officers of the Registrant, when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Business Trust Act and Bylaws and other applicable law; (iii) that shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund & Investment Advisory Professional Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

Item 26. Business and Other Connections of Investment Advisor

         The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management--The Advisor" of the Prospectus which comprises Part A of this Registration Statement, and to the discussion under the caption "Management" of the Statement of Additional Information which comprises Part B of this Registration Statement, and to Item 29(b) of this Part C of the Registration Statement.

Item 27. Principal Underwriters

         (a) A I M Distributors, Inc. the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

                        AIM Advisor Funds
                        AIM Equity Funds
                        AIM Floating Rate Fund
                        AIM Funds Group
                        AIM Growth Series
                        AIM International Funds, Inc.
                        AIM Investment Funds
                        AIM Investment Securities Funds
                        AIM Series Trust
                        AIM Special Opportunities Funds
                        AIM Summit Fund
                        AIM Tax-Exempt Funds

         (b)


Name and Principal                  Position and Offices                                      Position and Offices
Business Address*                   with Principal Underwriter                                with Registrant
------------------                  --------------------------                                --------------------

Michael J. Cemo                     President, Director &                                     None
                                    Chief Executive Officer

Gary T. Crum                        Director                                                  Senior Vice President

Robert H. Graham                    Director & Chairman                                       Chairman, President &
                                                                                              Trustee

James L. Salners                    Executive Vice President                                  None

James E. Stueve                     Senior Vice President                                     None

Michael C. Vessels                  Senior Vice President                                     None

Leslie A. Schmidt                   Senior Vice President                                     None

Marilyn M. Miller                   Senior Vice President                                     None

Gene L. Needles                     Senior Vice President                                     None

Mark D. Santero                     Senior Vice President                                     None

Ofelia M. Mayo                      Vice President, General Counsel                           Assistant Secretary
                                    & Assistant Secretary

Kathleen J. Pflueger                Secretary                                                 Assistant Secretary

James R. Anderson                   Vice President & Chief Compliance Officer                 None

Dawn M. Hawley                      Vice President & Treasurer                                None

Mary A. Corcoran                    Vice President                                            None

Sidney Dilgren                      Vice President                                            None

Tony D. Green                       Vice President                                            None

Kim T. McAuliffe                    Vice President                                            None

Carol F. Relihan                    Vice President                                            Senior Vice President &
                                                                                              Secretary

Linda L. Warriner                   Vice President                                            None



         (c)      Not Applicable

Item 28. Location of Accounts and Records

        A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian and Transfer Agent State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         Not Applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 12th day of February, 2002.

                                        REGISTRANT: AIM VARIABLE INSURANCE FUNDS

                                        By: /s/ ROBERT H. GRAHAM
                                            ------------------------------------
                                                Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

         SIGNATURES                        TITLE                     DATE
         ----------                        -----                     ----

   /s/ ROBERT H. GRAHAM        Chairman, Trustee & President   February 12, 2002
-----------------------------  (Principal Executive Officer)
      (Robert H. Graham)

    /s/ FRANK S. BAYLEY                   Trustee              February 12, 2002
-----------------------------
       (Frank S. Bayley)

   /s/ BRUCE L. CROCKETT                  Trustee              February 12, 2002
-----------------------------
      (Bruce L. Crockett)

    /s/ ALBERT R. DOWDEN                  Trustee              February 12, 2002
-----------------------------
       (Albert R. Dowden)

   /s/ EDWARD K. DUNN, JR.                Trustee              February 12, 2002
-----------------------------
      (Edward K. Dunn, Jr.)

     /s/ JACK M. FIELDS                   Trustee              February 12, 2002
-----------------------------
        (Jack M. Fields)

    /s/ CARL FRISCHLING                   Trustee              February 12, 2002
-----------------------------
       (Carl Frischling)

  /s/ PREMA MATHAI-DAVIS                  Trustee              February 12, 2002
-----------------------------
     (Prema Mathai-Davis)

   /s/ LEWIS F. PENNOCK                   Trustee              February 12, 2002
-----------------------------
      (Lewis F. Pennock)

    /s/ RUTH H. QUIGLEY                   Trustee              February 12, 2002
-----------------------------
       (Ruth H. Quigley)

    /s/ LOUIS S. SKLAR                    Trustee              February 12, 2002
-----------------------------
       (Louis S. Sklar)

    /s/ DANA R. SUTTON          Vice President & Treasurer     February 12, 2002
-----------------------------    (Principal Financial and
       (Dana R. Sutton)             Accounting Officer)

                                INDEX TO EXHIBITS


EXHIBIT
NUMBER            DESCRIPTION
-------           -----------

a(1)(j)           Amendment No. 9 to Agreement and Declaration of Trust of
                  Registrant, dated January 14, 2002, is hereby filed electronically.

a(1)(k)           Amendment No. 10 to Agreement and Declaration of Trust of
                  Registrant, dated January 24, 2002, is hereby filed electronically.

d(1)(c)           Amendment No. 2 to Master Investment Advisory Agreement of
                  Registrant dated September 7, 2001, between Registrant and
                  A I M Advisors, Inc., is hereby filed electronically.

e (1)(d) Amendment No. 1, dated September 7, 2001, to the First Amended and Restated Master Distribution Agreement, between Registrant and A I M Distributors, Inc., dated July 16, 2001, is hereby filed electronically.

h (1)(c) Amendment No. 2 to Master Administrative Services Agreement between Registrant and A I M Advisors, Inc., dated September
                  7, 2001, is hereby filed electronically.

h (2) Transfer Agency and Service Agreement, October 15, 2001, between Registrant and A I M Fund Services, Inc. Is hereby filed electronically.(15)

h (13)(d)         Amendment No. 3, dated February 16, 2001, to the Participation
                  Agreement, dated December 18, 1996, between Registrant and
                  Merrill Lynch Life Insurance Company is hereby filed
                  electronically.

h (13)(e)         Amendment No. 4, dated May 1, 2001, to the Participation
                  Agreement dated December 18, 1996, between Registrant and
                  Merrill Lynch Life Insurance Company, is hereby filed
                  electronically.

h (13)(f)         Amendment No. 5, dated October 5, 2001, to the Participation
                  Agreement dated, December 18, 1996, between Registrant and
                  Merrill Lynch Life Insurance Company is hereby filed
                  electronically.

h (14)(d)         Amendment No. 3, dated February 16, 2001, to the Participation
                  Agreement, dated December 18, 1996, between Registrant and ML
                  Life Insurance Company of New York, is hereby filed
                  electronically.

h (14)(e)         Amendment No. 4, dated May 1, 2001, to the Participation
                  Agreement, dated December 18, 1996, between Registrant and ML
                  Life Insurance Company of New York, is hereby filed
                  electronically.

h (14)(f)         Amendment No. 5, dated October 5, 2001, to the Participation
                  Agreement dated, December 18, 1996, between Registrant and ML
                  Life Insurance Company of New York, is hereby filed
                  electronically.

h (22)(g)         Amendment No. 6, dated September 5, 2001, to the Participation
                  Agreement, dated December 3, 1997, between Registrant and
                  Security Life of Denver Insurance Company is hereby filed
                  electronically.

h (23)(d)         Amendment No. 3, dated February 12, 2001, to the Participation
                  Agreement, dated December 31, 1997, between Registrant and Met
                  Life Investors Insurance Company (formerly Cova Financial
                  Services Life Insurance Company) is hereby filed
                  electronically.

h (24)(c)         Amendment No. 2, dated February 12, 2001, to the Participation
                  Agreement, dated December 31, 1997, between Registrant and Met
                  Life Investors Insurance Company (formerly Cova Financial Life
                  Insurance Company) is hereby filed electronically.

h (25)(e)         Amendment No. 4, dated December 1, 2000, to the Participation
                  Agreement, dated February 2, 1998, between Registrant and The
                  Guardian Life Insurance and Annuity Company, Inc., is hereby filed electronically.

h (26)(e)         Amendment No. 4, dated May 1, 2000, to the Participation
                  Agreement, dated February 17, 1998, between Registrant and Sun
                  Life Assurance Company of Canada (U.S), is hereby filed
                  electronically.

h (26)(f)         Amendment No. 5, dated May 1, 2001, to the Participation
                  Agreement, dated February 17, 1998, between Registrant and Sun
                  Life Assurance Company of Canada (U.S.), is hereby filed
                  electronically.

h (26)(g)         Amendment No. 6, dated September 1, 2001, to the Participation
                  Agreement dated February 17, 1998, between Registrant and Sun
                  Life Assurance Company of Canada (U.S.), is hereby filed
                  electronically.

h (28)(c)         Amendment No. 2, dated March 12, 2001 to the Participation
                  Agreement, dated April 21, 1998, between Registrant and
                  Keyport Life Insurance Company, is hereby filed
                  electronically.

h (29)(d)         Amendment No. 3, dated August 1, 1999, to the Participation
                  Agreement, dated May 1, 1998, between Registrant and PFL Life
                  Insurance Company, is hereby filed electronically.

h (29)(e)         Amendment No. 4, dated February 28, 2001, to the Participation
                  Agreement, dated May 1, 1998, between Registrant and PFL Life
                  Insurance Company, is hereby filed electronically.

h (29)(f)         Amendment No. 5, dated July 1, 2001, to the Participation
                  Agreement dated May 1, 1998, between Registrant and
                  Transamerica Life Insurance Company (formerly PFL Life
                  Insurance Company), is hereby filed electronically.

h (29)(g)         Amendment No. 6, dated August 15, 2001, to the Participation
                  Agreement dated May 1, 1998, between Transamerica Life
                  Insurance Company (formerly PFL Life Insurance Company), is hereby filed electronically.

h (31)(e)         Amendment No. 4, dated May 22, 2001, to the Participation
                  Agreement, dated February 4, 2000, between Registrant and
                  American General Life Insurance Company, is hereby filed
                  electronically.

h (32)(f)         Amendment No. 5, dated July 15, 2000, to the Participation
                  Agreement dated June 16, 1998, between Registrant and Lincoln
                  National Life Insurance Company, is hereby filed
                  electronically.

h (32)(g)         Amendment No. 6, dated July 15, 2001, to the Participation
                  Agreement dated June 16, 1998, between Registrant and Lincoln
                  National Life Insurance Company, is hereby filed
                  electronically.

h (33)(b)         Amendment No. 1, dated October 1, 2000, to the Participation
                  Agreement, dated June 20, 1998 between Registrant and AETNA
                  Life Insurance and Annuity Company, is hereby filed
                  electronically.

h (38)(f)         Amendment No. 5, dated December 1, 2000, to the Participation
                  Agreement dated July 27, 1998, between Registrant and
                  Allmerica Financial Life Insurance and Annuity Company is
                  hereby filed electronically.

h (38)(g)         Amendment No. 6, dated May 1, 2001, to the Participation
                  Agreement dated July 27, 1998, between Registrant and
                  Allmerica Financial Life Insurance and Annuity Company, is
                  hereby filed electronically.

h (39)(f)         Amendment No. 5, dated December 1, 2000, to the Participation
                  Agreement, dated July 27, 1998, between Registrant and First
                  Allmerica Financial Life Insurance Company is hereby filed electronically.

h (39)(g)         Amendment No. 6, dated May 1, 2001, to the Participation
                  Agreement dated July 27, 1998, between Registrant and First
                  Allmerica Financial Life Insurance Company, is hereby filed electronically.

h (43)(b)         Amendment No. 1, dated October 1, 2001, to the Participation
                  Agreement dated February 1, 1999, between Registrant and Sage
                  Life Assurance of America, Inc., is hereby filed
                  electronically.

h (44)(b)         Amendment No. 1, dated May 1, 2001, to the Participation
                  Agreement, dated April 1, 1999, between Registrant and Liberty
                  Life Assurance Company of Boston, is hereby filed
                  electronically.

h (52)(b)         Amendment No. 1, dated December 20, 2001, to the Participation
                  Agreement dated July 1, 1999, between Registrant and Allstate
                  Life Insurance Company, is hereby filed electronically.

h (57)(b)         Amendment No. 1, dated November 17, 2000, to the Participation
                  Agreement dated November 1, 1999, between Registrant and AETNA
                  Insurance Company of America, is hereby filed electronically.

h (63)(b)         Amendment No. 1, dated December 1, 2000, to the Participation
                  Agreement dated April 10, 2000, between Registrant and
                  Allmerica Financial Life Insurance and Annuity Company, is
                  hereby filed electronically.

h (67)(b)         Amendment No. 1, dated September 5, 2001, to the Participation
                  Agreement, dated September 25, 2000, between Registrant and
                  Security Life of Denver Insurance Company, is hereby filed electronically.

h (68)(a)         Participation Agreement, dated November 26, 1999, between
                  Registrant and American General Life Insurance Company, is
                  hereby filed electronically.

h (68)(b)         Amendment No. 1, dated November 1, 2000, to the Participation
                  Agreement, dated November 26, 1999, between Registrant and
                  American General Life Insurance Company, is hereby filed
                  electronically.

h (69)(a)         Participation Agreement, dated April 3, 2000, between
                  Registrant and First Cova Life Insurance Company, is hereby filed electronically.

h (69)(b)         Amendment No. 1, dated February 12, 2001, to the Participation
                  Agreement dated December 31, 1997, between Registrant and
                  First Met Life Investors Insurance Company (formerly, First
                  Cova Life Insurance Company), is hereby filed electronically.

h (70)            Participation Agreement, dated February 1, 2001, between
                  Registrant and Peoples Benefit Life Insurance Company, is hereby filed electronically.

h (71)            Participation Agreement, dated March 28, 2001, between
                  Registrant and Security Benefit Life Insurance Company, is hereby filed electronically.

h (72)            Participation Agreement, dated March 29, 2001, between
                  Registrant and Phoenix Home Life Mutual Insurance Company, is hereby filed electronically.

h (73)            Participation Agreement, dated March 29, 2001, between
                  Registrant and Phoenix Life and Annuity Company, is hereby filed electronically.

h (74)            Participation Agreement, dated March 29, 2001, between
                  Registrant and PHL Variable Insurance Company, is hereby filed electronically.

h (75)            Participation Agreement, dated April 4, 2001, between
                  Registrant and Annuity Investors Life Insurance Company, is hereby filed electronically.

h (76)            Participation Agreement, dated April 17, 2000, between
                  Registrant and Sun Life Insurance and Annuity Company of New
                  York, is hereby filed electronically.

h (77)            Participation Agreement, dated April 30, 2001, between
                  Registrant and Western Reserve Life Assurance Co. of Ohio, is hereby filed electronically.

h (78)            Participation Agreement, dated July 13, 2001, between
                  Registrant and Golden American Life Insurance Company, is hereby filed electronically.

h (79)            Participation Agreement, dated July 24, 2001, between
                  Registrant and Lincoln Benefit Life Company, is hereby filed electronically.

h (80)            Participation Agreement, dated October 1, 2001, between
                  Registrant and The Travelers Life and Annuity Company, is hereby filed electronically.

h (81)            Participation Agreement, dated November 1, 2001, between
                  Registrant and The American Life Insurance Company of New
                  York, is hereby filed electronically.

h (84)(a)         Memorandum of Agreement between Registrant, on behalf of AIM
                  V.I. Basic Value Fund and AIM V.I. Mid Cap Equity Fund, and
                  A I M Advisors, Inc., dated July 1, 2001, is filed herewith electronically.

h (84)(b)         Memorandum of Agreement, between Registrant, on behalf of AIM
                  V.I. Basic Value Fund and AIM V.I. Mid Cap Equity Fund, and
                  A I M Advisors, Inc. regarding securities lending, dated
                  July 1, 2001, is filed herewith electronically.

i (1)(k) Opinion and Consent of Messrs. Foley & Lardner is hereby filed electronically.

l (1)(f)          Agreement Concerning Initial Capitalization of the AIM V.I.
                  Basic Value Fund and the AIM V.I. Mid Cap Equity Fund, dated
                  September 7, 2001, is hereby filed electronically.

m (b) Amendment No. 1 to the Registrant's Master Distribution Plan dated September 7, 2001, is hereby filed electronically.